Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.4%
Money Market Funds - 97.4%
248,787,392	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$248,787,392

	TOTAL SHORT TERM INVESTMENTS (Cost $248,787,392)	$248,787,392

	TOTAL INVESTMENTS (Cost $248,787,392) - 97.4%	$248,787,392
	Other Assets in Excess of Liabilities - 2.6% (b)	6,601,716

	TOTAL NET ASSETS - 100.0%	$255,389,108

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at Jan 31, 2024.
(b)	$5,230,243 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

October 31, 2023

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Gold	4/26/2024	205	$42,381,700	$338,250	$526,081
NY Harbor ULSD	3/28/2024	168	19,194,437	35,986	1,604,795
Silver	3/26/2024	204	23,632,380	(57,120)	(1,406,325)

			$85,208,517	$317,116	$724,551

All futures contracts held by Direxion BCS Fund Ltd.

Direxion HCM Tactical Enhanced US ETF

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 81.3%
Accommodation - 0.5%
2,079	Airbnb, Inc. (a)	$299,667
1,032	Caesars Entertainment Inc. (a)	45,274
1,229	Hilton Worldwide Holdings, Inc.	234,690
3,375	Host Hotels & Resorts, Inc.	64,867
1,765	Las Vegas Sands Corp.	86,344
1,177	Marriott International, Inc. Class A	282,162
1,308	MGM Resorts International (a)	56,728

		1,069,732

Administrative and Support Services - 2.0%
419	Allegion PLC ADR (Ireland)	51,910
6,912	Amcor PLC ADR (United Kingdom)	65,180
1,969	Automatic Data Processing, Inc.	483,941
164	Booking Holdings, Inc. (a)	575,225
565	Broadridge Financial Solutions, Inc.	115,373
591	Equifax, Inc.	144,405
185	FactSet Research System, Inc.	88,045
345	FleetCor Technologies, Inc. (a)	100,026
372	Gartner, Inc. (a)	170,168
1,396	Iron Mountain, Inc.	94,258
679	Live Nation Entertainment, Inc. (a)	60,329
752	Moody’s Corp.	294,814
504	Robert Half International, Inc.	40,088
1,343	Rollins, Inc.	58,165
1,126	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	143,565
7,622	Visa, Inc. Class A	2,082,788
1,752	Waste Management, Inc.	325,224

		4,893,504

Air Transportation - 0.1%
3,125	American Airlines Group, Inc. (a)	44,469
3,078	Delta Air Lines, Inc.	120,473
2,849	Southwest Airlines Co.	85,156
1,568	United Continental Holdings, Inc. (a)	64,884

		314,982

Ambulatory Health Care Services - 0.2%
259	DaVita, Inc. (a)	28,013
405	Laboratory Corp. of America Holdings	90,032
280	Molina Healthcare, Inc. (a)	99,803
540	Quest Diagnostics, Inc.	69,352
5,736	Viatris, Inc.	67,513

		354,713

Amusement, Gambling, and Recreation Industries - 0.4%
1,248	Global Payments, Inc.	166,271
8,748	The Walt Disney Co.	840,245
457	Wynn Resorts Ltd.	43,155

		1,049,671

Apparel Manufacturing - 0.1%
553	Lululemon Athletica, Inc. (a)	250,963
193	Ralph Lauren Corp.	27,728
1,583	VF Corp.	26,056

		304,747

Beverage and Tobacco Product Manufacturing - 1.6%
8,455	Altria Group, Inc.	339,215
18,605	Coca-Cola Co.	1,106,811
771	Constellation Brands, Inc. Class A	188,957
4,815	Keurig Dr Pepper, Inc.	151,384
888	Molson Coors Brewing Co. Class B	54,869
3,531	Monster Beverage Corp. (a)	194,276
6,574	PepsiCo, Inc.	1,107,916
7,421	Philip Morris International, Inc.	674,198

		3,817,626

Broadcasting and Content Providers - 0.5%
479	Charter Communications, Inc. (a)	177,570
19,199	Comcast Corp. Class A	893,522
1,180	FOX Corp. Class A	38,114
632	FOX Corp. Class B	18,966
2,309	Paramount Global Class B	33,688
10,610	Warner Bros Discovery, Inc. (a)	106,312

		1,268,172

Building Material and Garden Equipment and Supplies Dealers - 1.0%
2,760	Lowe’s Companies, Inc.	587,439
254	Snap-on, Inc.	73,642
4,783	The Home Depot, Inc.	1,688,208
514	Tractor Supply Co.	115,444

		2,464,733

Chemical Manufacturing - 6.3%
8,440	AbbVie, Inc.	1,387,536
1,062	Air Products & Chemicals, Inc.	271,564
563	Albemarle Corp.	64,599
2,557	Amgen, Inc.	803,563
693	Biogen, Inc. (a)	170,935
755	Bio-Techne Corp.	53,091
9,729	Bristol-Myers Squibb Co.	475,456
859	Catalent, Inc. (a)	44,359
477	Celanese Corp.	69,780
916	CF Industries Holdings, Inc.	69,167
1,176	Church & Dwight Co., Inc.	117,424
595	Clorox Co.	86,424
3,935	Colgate-Palmolive Co.	331,327
2,057	DuPont de Nemours, Inc.	127,123
569	Eastman Chemical Co.	47,540
1,210	Ecolab, Inc.	239,846
3,813	Eli Lilly and Company	2,461,711
598	FMC Corp.	33,608
5,957	Gilead Sciences, Inc.	466,195
892	Incyte Corp. (a)	52,423
2,737	IntercontinentalExchange, Inc.	348,502
1,223	International Flavors & Fragrances, Inc.	98,672
8,243	Kenvue, Inc.	171,125
1,618	Kimberly-Clark Corp.	195,729
2,320	Linde PLC ADR (Ireland)	939,206
1,228	LyondellBasell Industries N.V. Class A ADR (Netherlands)	115,579
12,117	Merck & Co., Inc.	1,463,491
1,563	Mosaic Co.	48,000
26,997	Pfizer, Inc.	731,079
1,126	PPG Industries, Inc.	158,811
11,267	Procter & Gamble Co.	1,770,496
509	Regeneron Pharmaceuticals, Inc. (a)	479,875
1,235	Vertex Pharmaceuticals, Inc. (a)	535,224
354	West Pharmaceutical Services, Inc.	132,053
2,193	Zoetis, Inc.	411,867

		14,973,380

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
1,086	Bath & Body Works, Inc.	46,329

1,621	Ross Stores, Inc.	227,394
5,472	TJX Companies, Inc.	519,347

		793,070

Computer and Electronic Product Manufacturing - 18.2%
7,724	Advanced Micro Devices, Inc. (a)	1,295,237
1,399	Agilent Technologies, Inc.	182,010
28,297	Alphabet, Inc. Class A (a)	3,964,410
23,815	Alphabet, Inc. Class C (a)	3,376,967
1,102	AMETEK, Inc.	178,579
2,859	Amphenol Corp. Class A	289,045
2,384	Analog Devices, Inc.	458,586
69,902	Apple, Inc.	12,889,929
1,202	Arista Networks, Inc. (a)	310,933
98	Bio-Rad Laboratories, Inc. (a)	31,447
2,099	Broadcom, Inc.	2,476,820
19,366	Cisco Systems, Inc.	971,786
3,144	Danaher Corp.	754,277
654	Enphase Energy, Inc. (a)	68,101
3,049	Fortinet, Inc. (a)	196,630
1,681	Fortive Corp.	131,421
1,870	GE HealthCare Technologies, Inc.	137,183
1,169	Hologic, Inc. (a)	87,020
4,159	HP, Inc.	119,405
396	IDEXX Laboratories, Inc. (a)	203,972
758	Illumina, Inc. (a)	108,402
20,159	Intel Corp.	868,450
4,369	International Business Machines Corp.	802,410
613	Jabil Circuit, Inc.	76,803
846	Keysight Technologies, Inc. (a)	129,658
909	L3 Harris Technologies, Inc.	189,454
2,584	Microchip Technology, Inc.	220,105
5,250	Micron Technology, Inc.	450,187
231	Monolithic Power Systems, Inc.	139,228
792	Motorola Solutions, Inc.	253,044
999	NetApp, Inc.	87,113
678	Northrop Grumman Corp.	302,903
11,810	NVIDIA Corp.	7,266,339
1,235	NXP Semiconductors NV ADR (Netherlands)	260,054
2,060	ON Semiconductor Corp. (a)	146,528
1,959	Otis Worldwide Corp.	173,254
592	PerkinElmer, Inc.	63,450
463	Qorvo, Inc. (a)	46,180
5,320	Qualcomm, Inc.	790,073
6,877	Raytheon Technologies Corp.	626,632
508	Roper Technologies, Inc.	272,796
932	Seagate Technology Holdings PLC ADR (Ireland)	79,854
761	Skyworks Solutions, Inc.	79,494
730	Teradyne, Inc.	70,511
4,343	Texas Instruments, Inc.	695,401
1,846	Thermo Fisher Scientific, Inc.	994,957
1,187	Trimble, Inc. (a)	60,371
284	Waters Corp. (a)	90,230
1,548	Western Digital Corp. (a)	88,623
247	Zebra Technologies Corp. Class A (a)	59,169

		43,615,431

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.2%
2,868	Fiserv, Inc. (a)	406,883

Construction of Buildings - 0.3%
1,440	D.R. Horton, Inc.	205,791
1,193	Lennar Corp. Class A	178,771
15	NVR, Inc. (a)	106,129
1,031	PulteGroup, Inc.	107,801

		598,492

Couriers and Messengers - 0.3%
1,105	FedEx Corp.	266,626
3,459	United Parcel Service, Inc. Class B	490,832

		757,458

Credit Intermediation and Related Activities - 4.1%
2,753	American Express Co.	552,637
32,919	Bank of America Corp.	1,119,575
3,680	Bank of New York Mellon Corp.	204,093
1,820	Capital One Financial Corp.	246,282
9,149	Citigroup, Inc.	513,899
2,227	Citizens Financial Group, Inc.	72,823
632	Comerica, Inc.	33,231
1,193	Discover Financial Services	125,885
2,832	Fidelity National Information Services, Inc.	176,320
3,254	Fifth Third Bancorp	111,417
6,924	Huntington Bancshares, Inc.	88,143
13,825	JPMorgan Chase & Co.	2,410,527
4,477	KeyCorp	65,051
792	M&T Bank Corp.	109,375
3,957	MasterCard, Inc. Class A	1,777,603
991	Northern Trust Corp.	78,923
1,902	PNC Financial Services Group, Inc.	287,602
4,448	Regions Financial Corp.	83,044
1,474	State Street Corp.	108,884
1,980	Synchrony Financial	76,963
6,375	Truist Financial Corp.	236,258
7,442	U.S. Bancorp	309,141
17,365	Wells Fargo & Co.	871,376
708	Zions Bancorp	29,665

		9,688,717

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
589	A.O. Smith Corp.	45,712
337	Axon Enterprise, Inc. (a)	83,933
2,727	Emerson Electric Co.	250,148
295	Generac Holdings, Inc. (a)	33,533
551	Rockwell Automation, Inc.	139,557
1,484	TE Connectivity Ltd. ADR (Switzerland)	211,010
264	Whirlpool Corp.	28,913

		792,806

Fabricated Metal Product Manufacturing - 0.2%
1,506	Ball Corp.	83,508
1,173	Nucor Corp.	219,269
789	Pentair PLC ADR (Ireland)	57,731
732	Stanley Black & Decker, Inc.	68,295

		428,803

Food and Beverage Retailers - 0.1%
3,164	Kroger Co.	145,987

Food Manufacturing - 0.7%
2,548	Archer-Daniels-Midland Co.	141,618
695	Bunge Global SA ADR (Switzerland)	61,222
941	Campbell Soup Co.	41,997
2,779	General Mills, Inc.	180,385
1,385	Hormel Foods Corp.	42,062
1,263	Kellanova	69,162
693	Lamb Weston Holdings, Inc.	70,991
1,199	McCormick & Co, Inc.	81,724
6,506	Mondelez International, Inc.	489,706
716	The Hershey Co.	138,575

505	The J.M. Smucker Co.	66,433
3,812	The Kraft Heinz Co.	141,539
1,364	Tyson Foods, Inc. Class A	74,693

		1,600,107

Food Services and Drinking Places - 0.9%
129	Chipotle Mexican Grill, Inc. (a)	310,731
577	Darden Restaurants, Inc.	93,809
164	Domino’s Pizza, Inc.	69,900
3,468	McDonald’s Corp.	1,015,153
5,465	Starbucks Corp.	508,409
1,048	Veralto Corp.	80,371
1,341	Yum! Brands, Inc.	173,646

		2,252,019

Funds, Trusts, and Other Financial Vehicles - 0.1%
731	Garmin Ltd. ADR (Switzerland)	87,347
1,068	T. Rowe Price Group, Inc.	115,825

		203,172

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0%(†)
928	Best Buy Co., Inc.	67,271

Gasoline Stations and Fuel Dealers - 0.5%
8,393	Chevron Corp.	1,237,380

General Merchandise Retailers - 4.2%
43,481	Amazon.com, Inc. (a)	6,748,251
2,116	Costco Wholesale Corp.	1,470,366
1,049	Dollar General Corp.	138,542
1,000	Dollar Tree, Inc. (a)	130,620
2,481	eBay, Inc.	101,895
575	Etsy, Inc. (a)	38,272
2,205	Target Corp.	306,671
6,823	Wal-Mart Stores, Inc.	1,127,501

		10,062,118

Health and Personal Care Retailers - 0.3%
6,143	CVS Health Corp.	456,855
237	Ulta Beauty, Inc. (a)	118,986
3,429	Walgreens Boots Alliance, Inc.	77,392

		653,233

Hospitals - 0.1%
949	HCA Healthcare, Inc.	289,350
293	Universal Health Services, Inc. Class B	46,531

		335,881

Insurance Carriers and Related Activities - 4.7%
2,541	Aflac, Inc.	214,308
1,254	Allstate Corp.	194,683
3,359	American International Group, Inc.	233,484
959	Aon PLC ADR (United Kingdom)	286,194
1,783	Arch Capital Group Ltd. ADR (a)	146,973
1,032	Arthur J. Gallagher & Co.	239,589
253	Assurant, Inc.	42,491
8,699	Berkshire Hathaway, Inc. Class B (a)	3,338,154
1,128	Brown & Brown, Inc.	87,488
2,552	Centene Corp. (a)	192,191
1,953	Chubb Limited ADR (Switzerland)	478,485
1,399	Cigna Corp.	421,029
749	Cincinnati Financial Corp.	82,989
1,122	Elevance Health, Inc.	553,640
210	Everest Re Group Ltd. ADR	80,844
408	Globe Life, Inc.	50,111
1,437	Hartford Financial Services Group, Inc.	124,962
590	Humana, Inc.	223,055
878	Loews Corp.	63,971
2,359	Marsh & McLennan Companies, Inc.	457,269
2,976	MetLife, Inc.	206,296
1,049	Principal Financial Group, Inc.	82,976
2,797	Progressive Corp.	498,565
1,726	Prudential Financial, Inc.	181,109
1,091	Travelers Companies, Inc.	230,594
4,424	UnitedHealth Group, Inc.	2,263,938
975	W.R. Berkley Corp.	79,833
491	Willis Towers Watson PLC ADR (Ireland)	120,933

		11,176,154

Leather and Allied Product Manufacturing - 0.3%
5,854	NIKE, Inc. Class B	594,357
1,095	Tapestry, Inc.	42,475

		636,832

Machinery Manufacturing - 2.0%
4,000	Applied Materials, Inc.	657,200
4,812	Baker Hughes Co.	137,142
4,012	Carrier Global Corp.	219,497
2,439	Caterpillar, Inc.	732,456
678	Cummins, Inc.	162,245
1,283	Deere & Co.	504,963
5,204	General Electric Co.	689,114
361	IDEX Corp.	76,352
1,938	Ingersoll Rand, Inc.	154,769
631	Lam Research Corp.	520,682
102	Mettler-Toledo International, Inc. (a)	122,113
261	Nordson Corp.	65,699
616	Parker Hannifin Corp.	286,132
1,091	Trane Technologies PLC ADR (Ireland)	274,987
1,151	Xylem, Inc.	129,418

		4,732,769

Management of Companies and Enterprises - 0.4%
8,298	Abbott Laboratories	938,919
4,818	Carnival Corp. ADR (Panama) (a)	79,882
2,035	Norwegian Cruise Line Holdings Ltd. ADR (a)	36,223

		1,055,024

Merchant Wholesalers, Durable Goods - 0.8%
592	Builders FirstSource, Inc. (a)	102,848
413	Cintas Corp.	249,687
4,178	Copart, Inc. (a)	200,711
2,733	Fastenal Co.	186,473
671	Genuine Parts Co.	94,094
626	Henry Schein, Inc. (a)	46,850
258	Hubbell, Inc.	86,577
193	Huntington Ingalls Industries, Inc.	49,972
3,251	Johnson Controls International PLC ADR (Ireland)	171,295
651	KLA-Tencor Corp.	386,720
1,281	LKQ Corp.	59,784
254	Mohawk Industries, Inc. (a)	26,480
188	Pool Corp.	69,795
214	W.W. Grainger, Inc.	191,667
1,229	WestRock Co.	49,480

		1,972,433

Merchant Wholesalers, Nondurable Goods - 0.7%
878	Brown Forman Corp. Class B	48,202
1,176	Cardinal Health, Inc.	128,407
795	Cencora, Inc.	184,981
2,288	ConAgra Brands, Inc.	66,695
1,311	Illinois Tool Works, Inc.	342,040
637	McKesson Corp.	318,430
2,411	Sysco Corp.	195,122
1,125	The Sherwin Williams Co.	342,428

		1,626,305

Mining (except Oil and Gas) - 0.3%
6,858	Freeport-McMoRan Copper & Gold, Inc.	272,194
296	Martin Marietta Materials, Inc.	150,492
5,511	Newmont Mining Corp.	190,185
636	Vulcan Materials Co.	143,742

		756,613

Miscellaneous Manufacturing - 2.6%
2,643	3M Co.	249,367
341	Align Technology, Inc. (a)	91,156
2,426	Baxter International, Inc.	93,862
1,387	Becton, Dickinson & Co.	331,229
7,000	Boston Scientific Corp. (a)	442,820
1,014	Dentsply Sirona, Inc.	35,237
1,846	DexCom, Inc. (a)	224,012
669	Dover Corp.	100,203
2,898	Edwards Lifesciences Corp. (a)	227,406
1,110	Estee Lauder Companies, Inc. Class A	146,509
625	Hasbro, Inc.	30,594
334	Insulet Corp. (a)	63,751
1,684	Intuitive Surgical, Inc. (a)	636,922
11,510	Johnson & Johnson	1,828,939
6,360	Medtronic PLC ADR (Ireland)	556,754
703	ResMed, Inc.	133,711
470	Steris PLC ADR (Ireland)	102,907
1,619	Stryker Corp.	543,142
227	Teleflex, Inc.	55,122
939	Textron, Inc.	79,543
239	The Cooper Companies, Inc.	89,154
1,000	Zimmer Biomet Holdings, Inc.	125,600

		6,187,940

Motion Picture and Sound Recording Industries - 0.5%
2,093	Netflix, Inc. (a)	1,180,682
755	Take-Two Interactive Software, Inc. (a)	124,522

		1,305,204

Motor Vehicle and Parts Dealers - 0.2%
83	AutoZone, Inc. (a)	229,257
758	CarMax, Inc. (a)	53,954
284	O’Reilly Automotive, Inc. (a)	290,546

		573,757

National Security and International Affairs - 0.0%(†)
658	Leidos Holdings, Inc.	72,689

Nonmetallic Mineral Product Manufacturing - 0.1%
3,674	Corning, Inc.	119,368

Oil and Gas Extraction - 0.5%
1,465	APA Corp.	45,898
3,594	Coterra Energy, Inc.	89,419
3,065	Devon Energy Corp.	128,791
4,001	Dominion Energy, Inc.	182,926
2,788	EOG Resources, Inc.	317,247
1,969	EQT Corp.	69,703
2,798	Marathon Oil Corp.	63,934
3,157	Occidental Petroleum Corp.	181,748

		1,079,666

Paper Manufacturing - 0.0%(†)
427	Packaging Corp of America	70,831

Performing Arts, Spectator Sports, and Related Industries - 0.1%
1,168	Electronic Arts, Inc.	160,693

Petroleum and Coal Products Manufacturing - 1.4%
5,676	ConocoPhillips	634,974
19,152	Exxon Mobil Corp.	1,969,017
1,814	Marathon Petroleum Corp.	300,399
2,103	Phillips 66	303,484
1,630	Valero Energy Corp.	226,407

		3,434,281

Pipeline Transportation - 0.1%
5,818	Williams Companies, Inc.	201,652

Plastics and Rubber Products Manufacturing - 0.0%(†)
384	Avery Dennison Corp.	76,589

Primary Metal Manufacturing - 0.1%
1,868	Howmet Aerospace, Inc.	105,094
727	Steel Dynamics, Inc.	87,741

		192,835

Professional, Scientific, and Technical Services - 4.1%
3,003	Accenture PLC Class A ADR (Ireland)	1,092,732
641	CDW Corp.	145,328
247	Charles River Laboratories International, Inc. (a)	53,421
2,398	Cognizant Technology Solutions Corp. Class A	184,934
1,909	Eaton Corp PLC ADR (Ireland)	469,767
277	EPAM Systems, Inc. (a)	77,036
1,011	Extra Space Storage, Inc.	146,029
287	F5 Networks, Inc. (a)	52,722
1,656	International Paper Co.	59,334
1,830	Interpublic Group of Companies, Inc.	60,372
878	IQVIA Holdings, Inc. (a)	182,826
348	Jack Henry & Associates, Inc.	57,709
604	Jacobs Solutions, Inc.	81,401
1,522	Juniper Networks, Inc.	56,253
1,301	Match Group, Inc. (a)	49,932
10,613	Meta Platforms, Inc. (a)	4,140,556
1,589	Moderna, Inc. (a)	160,568
948	Omnicom Group, Inc.	85,680
7,598	Oracle Corp.	848,697
1,484	Palto Alto Networks, Inc. (a)	502,349
1,535	Paychex, Inc.	186,856
236	Paycom Software, Inc.	44,897
981	ServiceNow, Inc. (a)	750,857
228	Teledyne Technologies, Inc. (a)	95,411
423	VeriSign, Inc. (a)	84,126
693	Verisk Analytics, Inc. Class A	167,380

		9,837,173

Publishing Industries - 8.1%
2,175	Adobe Systems, Inc. (a)	1,343,671
721	Akamai Technologies, Inc. (a)	88,849
414	Ansys, Inc. (a)	135,722
1,022	Autodesk, Inc. (a)	259,394
1,302	Cadence Design Systems, Inc. (a)	375,575
745	Dayforce, Inc. (a)	51,792
116	Fair Isaac Corp. (a)	139,064
6,136	Hewlett Packard Enterprise Co.	93,819
1,341	Intuit, Inc.	846,614
35,535	Microsoft Corp.	14,128,005
1,818	News Corp. Class A	44,796
551	News Corp. Class B	14,089
2,697	NortonLifeLock, Inc.	63,326
570	PTC, Inc. (a)	102,970
4,650	Salesforce.com, Inc. (a)	1,307,069
727	Synopsys, Inc. (a)	387,745
204	Tyler Technologies, Inc. (a)	86,241

		19,468,741

Rail Transportation - 0.4%
9,448	CSX Corp.	337,294
2,912	Union Pacific Corp.	710,324

		1,047,618

Real Estate - 1.5%
747	Alexandria Real Estate Equities, Inc.	90,312
2,226	American Tower Corp.	435,517
679	AvalonBay Communities, Inc.	121,548
690	Boston Properties, Inc.	45,885
508	Camden Property Trust	47,671
1,456	CBRE Group, Inc. Class A (a)	125,667
2,075	Crown Castle International Corp.	224,619
1,447	Digital Realty Trust, Inc.	203,246
1,654	Equity Residential	99,554
308	Essex Property Trust, Inc.	71,847
351	Federal Realty Investment Trust	35,707
2,616	Healthpeak Properties, Inc.	48,396
2,751	Invitation Homes, Inc.	90,590
3,179	Kimco Realty Corp.	64,216
560	Mid-America Apartment Communities, Inc.	70,773
4,420	Prologis, Inc.	559,970
756	Public Storage	214,092
3,974	Realty Income Corp.	216,146
784	Regency Centers Corp.	49,133
1,557	Simon Property Group, Inc.	215,816
1,446	UDR, Inc.	52,085
1,927	Ventas, Inc.	89,394
4,945	VICI Properties, Inc.	148,943
2,649	Welltower, Inc.	229,165
3,490	Weyerhaeuser Co.	114,367

		3,664,659

Rental and Leasing Services - 0.1%
324	United Rentals, Inc.	202,630

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.9%
482	Ameriprise Financial, Inc.	186,452
669	BlackRock, Inc.	518,013
502	CBOE Holdings, Inc.	92,293
7,116	Charles Schwab Corp.	447,739
1,722	CME Group, Inc.	354,456
3,356	Dow, Inc.	179,882
1,349	Franklin Resources, Inc.	35,924
1,556	Goldman Sachs Group, Inc.	597,520
2,148	Invesco Ltd. ADR (a)	34,003
184	MarketAxess Holdings, Inc.	41,494
6,041	Morgan Stanley	527,017
378	MSCI, Inc. Class A	226,278
1,630	NASDAQ OMX Group, Inc.	94,165
901	Raymond James Financial, Inc.	99,272
1,546	S&P Global, Inc.	693,149
3,399	The Blackstone Group, Inc.	423,005

		4,550,662

Specialty Trade Contractors - 0.1%
695	Quanta Services, Inc.	134,865

Support Activities for Agriculture and Forestry - 0.1%
3,371	Corteva, Inc.	153,313

Support Activities for Mining - 0.5%
853	Diamondback Energy, Inc.	131,140
4,278	Halliburton Co.	152,511
1,323	Hess Corp.	185,921
1,114	Pioneer Natural Resources Co.	256,031
6,832	Schlumberger Ltd. ADR (Curacao) (a)	332,719
1,066	Targa Resources Corp.	90,567

		1,148,889

Support Activities for Transportation - 0.2%
560	C.H. Robinson Worldwide, Inc.	47,090
638	Expedia, Inc. (a)	94,635
695	Expeditors International of Washington, Inc.	87,799
389	J.B. Hunt Transport Services, Inc.	78,181
1,081	Norfolk Southern Corp.	254,295

		562,000

Telecommunications - 1.1%
34,188	AT&T, Inc.	604,786
447	Equinix, Inc.	370,907
5,156	PayPal Holdings, Inc. (a)	316,321
513	SBA Communications Corp.	114,840
2,433	T-Mobile US, Inc.	392,272
20,103	Verizon Communications, Inc.	851,362

		2,650,488

Transit and Ground Passenger Transportation - 0.3%
9,838	Uber Technologies, Inc. (a)	642,126

Transportation Equipment Manufacturing - 2.4%
1,353	Aptiv PLC ADR (United Kingdom) (a)	110,039
2,720	Boeing Co. (a)	574,029
1,122	BorgWarner, Inc.	38,036
18,801	Ford Motor Co.	220,348
1,082	General Dynamics Corp.	286,719
6,549	General Motors Co.	254,101
3,152	Honeywell International, Inc.	637,523
1,056	Lockheed Martin Corp.	453,457
2,500	Paccar, Inc.	250,975
13,224	Tesla Motors, Inc. (a)	2,476,723
266	TransDigm Group, Inc.	290,653
854	Wabtec Corp.	112,361

		5,704,964

Truck Transportation - 0.1%
426	Old Dominion Freight Line, Inc.	166,575

Utilities - 1.9%
3,201	AES Corp.	53,393
1,220	Alliant Energy Corp.	59,365
1,260	Ameren Corp.	87,658
2,513	American Electric Power Co., Inc.	196,366
933	American Water Works Co., Inc.	115,711
710	Atmos Energy Corp.	80,897
3,020	CenterPoint Energy, Inc.	84,379
1,395	CMS Energy Corp.	79,738
1,652	Consolidated Edison, Inc.	150,167
1,525	Constellation Energy Corp.	186,050
987	DTE Energy Co.	104,049
3,687	Duke Energy Corp.	353,325
1,831	Edison International	123,556
1,012	Entergy Corp.	100,957
1,097	Evergy, Inc.	55,695
1,671	Eversource Energy	90,602
4,761	Exelon Corp.	165,730
508	First Solar, Inc. (a)	74,320
2,469	FirstEnergy Corp.	90,563
9,246	Kinder Morgan, Inc.	156,442
9,809	NextEra Energy, Inc.	575,102
1,978	NiSource, Inc.	51,369
1,079	NRG Energy, Inc.	57,230
2,785	Oneok, Inc.	190,076

10,199	PG&E Corp.	172,057
545	Pinnacle West Capital Corp.	37,550
3,524	PPL Corp.	92,329
2,384	Public Service Enterprise Group, Inc.	138,248
3,011	Sempra Energy	215,467
5,215	Southern Co.	362,547
1,506	WEC Energy Group, Inc.	121,625
2,641	Xcel Energy, Inc.	158,117

		4,580,680

Waste Management and Remediation Services - 0.1%
979	Republic Services, Inc.	167,526

Web Search Portals, Libraries, Archives, and Other Information Services - 0.1%
1,955	CoStar Group, Inc. (a)	163,203

Wood Product Manufacturing - 0.0%(†)
1,073	Masco Corp.	72,203

	TOTAL COMMON STOCKS (Cost $180,066,227)	$194,500,038

SHORT TERM INVESTMENTS - 20.8%
Money Market Funds - 20.8%
30,964,868	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$30,964,868
18,754,220	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	18,754,220

	TOTAL SHORT TERM INVESTMENTS (Cost $49,719,088)	$49,719,088

	TOTAL INVESTMENTS (Cost $229,785,315) - 102.1% (c)	$244,219,126
	Liabilities in Excess of Other Assets - (2.1)%	(4,795,120)

	TOTAL NET ASSETS - 100.0%	$239,424,006

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $83,112,055.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Invesco QQQ Trust Series 1	5.6600% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	461,500	$194,399,331	$(2,269,425)
Total return of Technology Select Sector SPDR Fund	5.7600% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	302,000	55,557,799	3,782,195

					$249,957,130	$1,512,770

Direxion Hydrogen ETF

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 99.7%
Chemical Manufacturing - 37.2%
11,348	Air Liquide S.A. (France) (a)	$2,140,909
4,460	Air Products & Chemicals, Inc.	1,140,467
73,486	Doosan Fuel Cell Co., Ltd. (South Korea) (a)	1,139,745
1,437,496	ITM Power (United Kingdom) (a)	1,091,023
2,878	Linde PLC ADR (Ireland)	1,165,101
4,070,853	Nel ASA (Norway) (a)(b)	2,077,355
22,698	Nippon Sanso Holdings Corp. (Japan) (a)	585,404
136,930	PTT Global Chemical PCL ADR (Thailand) (a)	129,297
23,400	Showa Denko K.K. (Japan) (a)	474,323

		9,943,624

Computer and Electronic Product Manufacturing - 7.4%
174,937	Bloom Energy Corp. (a)(b)	1,980,287

Electrical Equipment, Appliance, and Component Manufacturing - 13.7%
33,891	Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan) (a)	129,394
937	Hyosung Heavy Industries (South Korea) (a)	120,613
561,020	Plug Power, Inc. (a)(b)	2,496,539
163,994	PowerCell Sweden AB (Sweden) (a)(b)	651,700
6,524	SFC Energy AG (Germany) (a)(b)	123,734
6,814	VARTA AG (Germany) (a)(b)	130,381

		3,652,361

Management of Companies and Enterprises - 4.5%
19,198	Shell PLC ADR (United Kingdom)	1,207,746

Merchant Wholesalers, Durable Goods - 0.5%
1,935	Hyster-Yale Materials Handling, Inc.	127,168

Miscellaneous Manufacturing - 0.4%
152,657	Hexagon Purus Holding AS (Norway) (a)(b)	116,355

Oil and Gas Extraction - 18.2%
34,275	BP PLC ADR (United Kingdom)	1,203,052
2,481,600	China Petroleum & Chemical Corp. (China) (a)	1,288,854
168,991	CIMC Enric Holdings Ltd. (Hong Kong) (a)	138,786
287,681	ENEOS Holdings, Inc. (Japan) (a)	1,178,080
186,620	Idemitsu Kosan Co., Ltd. (Japan) (a)	1,051,609

		4,860,381

Primary Metal Manufacturing - 0.5%
17,717	Kaori Heat Treatment Co., Ltd. (Taiwan) (a)	128,493

Transportation Equipment Manufacturing - 7.5%
613,821	Ballard Power Systems, Inc. ADR (Canada) (a)(b)	2,013,333

Utilities - 9.8%
366,325	Ceres Power Holdings PLC (United Kingdom) (a)(b)	1,115,857
917,136	FuelCell Energy, Inc. (a)(b)	1,100,563
7,497	Korea Gas Corp. (South Korea) (a)	148,575
21,632	S-Fuelcell Co., Ltd. (South Korea) (a)	242,796

		2,607,791

	TOTAL COMMON STOCKS (Cost $38,932,219)	$26,637,539

SHORT TERM INVESTMENTS - 17.7%
Money Market Funds - 17.7%
4,731,346	Dreyfus Government Cash Management Institutional Shares, 5.23% (c)(d)	$4,731,346

	TOTAL SHORT TERM INVESTMENTS (Cost $4,731,346)	$4,731,346

	TOTAL INVESTMENTS (Cost $43,663,565) - 117.4%	$31,368,885
	Liabilities in Excess of Other Assets - (17.4)%	(4,644,098)

	TOTAL NET ASSETS - 100.0%	$26,724,787

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR	- American Depository Receipt

Direxion Moonshot Innovators ETF

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 8.7%
48,034	Bilibili, Inc. ADR (a)(b)	$435,669
4,190	Coinbase Global, Inc. (a)	537,158
24,180	SentinelOne, Inc. (a)	648,024
16,507	Upstart Holdings, Inc. (a)(b)	524,262

		2,145,113

Chemical Manufacturing - 4.6%
116,755	bluebird bio, Inc. (a)	119,090
18,887	Intellia Therapeutics, Inc. (a)	449,888
57,542	Roivant Sciences Ltd. ADR (Ireland)(a)	575,420

		1,144,398

Computer and Electronic Product Manufacturing - 10.8%
9,876	Ambarella Inc. ADR (a)	519,082
76,723	Indie Semiconductor, Inc. (a)	465,709
202,656	MicroVision, Inc. (a)(b)	482,321
238,614	Nano Dimension Ltd. ADR (Israel)(a)(b)	572,674
151,562	Rekor Systems, Inc. (a)	477,420
99,698	Vuzix Corp. (a)(b)	166,496

		2,683,702

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 3.4%
122,859	Rumble, Inc. (a)(b)	841,584

Electrical Equipment, Appliance, and Component Manufacturing - 2.3%
512,655	EOS Enegy Enterprises, Inc. (a)(b)	569,047

General Merchandise Retailers - 1.4%
118,529	Jumia Technologies AG ADR (Germany)(a)(b)	342,549

Management of Companies and Enterprises - 1.4%
33,057	EHang Holdings Ltd. (China)(a)(b)	335,859

Miscellaneous Manufacturing - 1.3%
359,812	Butterfly Network, Inc. (a)(b)	324,227

Printing and Related Support Activities - 1.3%
399,945	Fisker Inc. (a)(b)	320,916

Professional, Scientific, and Technical Services - 35.9%
39,574	4D Molecular Therapeutics, Inc. (a)	682,651
220,281	Allogene Therapeutics, Inc. (a)	775,389
29,037	Asana, Inc. (a)	505,825
71,114	Avidity Biosciences, Inc. (a)	869,724
28,295	Couchbase, Inc. (a)	707,375
7,925	Crispr Therapeutics AG ADR (Switzerland)(a)	498,879
50,757	Editas Medicine, Inc. (a)	356,822
433,787	Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	524,882
193,031	Planet Labs PBC (a)	436,250
75,999	Recursion Pharmaceuticals, Inc. (a)(b)	715,151
38,180	Snap, Inc. (a)	606,680
19,991	Squarespace, Inc. (a)	619,721
174,207	TuSimple Holdings, Inc. (a)	40,137
17,902	Unity Software, Inc. (a)	580,025
45,150	Verve Therapeutics, Inc. (a)	488,523
118,815	Vimeo, Inc. (a)	471,696

		8,879,730

Publishing Industries - 7.8%
61,161	BigCommerce Holdings, Inc. (a)	500,297
19,337	C3.ai, Inc. (a)(b)	479,171
33,269	Fastly, Inc. (a)	669,372
27,518	Xperi, Inc. (a)	293,892

		1,942,732

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.3%
86,697	LanzaTech Global, Inc. (a)(b)	377,565
63,104	Ouster, Inc. (a)	329,403
50,036	Robinhood Markets, Inc. (a)	537,387
71,473	SoFi Technologies, Inc. (a)	559,634

		1,803,989

Transportation Equipment Manufacturing - 13.7%
228,310	Aurora Innovation, Inc. (a)(b)	682,647
70,722	Ballard Power Systems, Inc. ADR (Canada)(a)(b)	231,968
315,041	Innoviz Technologies Ltd. ADR (Israel)(a)(b)	538,720
128,165	Lucid Group, Inc. (a)(b)	433,198
217,730	Luminar Technologies, Inc. (a)(b)	592,225
574,025	Nikola Corp. (a)	428,969
279,168	Virgin Galactic Holdings, Inc. (a)(b)	496,919

		3,404,646

	TOTAL COMMON STOCKS (Cost $40,836,525)	$24,738,492

SHORT TERM INVESTMENTS - 27.1%
Money Market Funds - 27.1%
6,713,681	Dreyfus Government Cash Management Institutional Shares, 5.23% (c)(d)	$6,713,681

	TOTAL SHORT TERM INVESTMENTS (Cost $6,713,681)	$6,713,681

	TOTAL INVESTMENTS (Cost $47,550,206) - 127.0%	$31,452,173
	Liabilities in Excess of Other Assets - (27.0)%	(6,698,248)

	TOTAL NET ASSETS - 100.0%	$24,753,925

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 2.0%
75,284	Airbnb, Inc. (a)	$10,851,436
49,910	Marriott International, Inc. Class A	11,964,924

		22,816,360

Administrative and Support Services - 2.9%
47,137	Automatic Data Processing, Inc.	11,585,332
3,172	Booking Holdings, Inc. (a)	11,125,695
74,397	Pinduoduo, Inc. ADR (China)(a)	9,438,747

		32,149,774

Apparel Manufacturing - 0.9%
22,458	Lululemon Athletica, Inc. (a)	10,191,889

Beverage and Tobacco Product Manufacturing - 4.0%
170,611	Coca-Cola Europacific Partners ADR (United Kingdom)	11,755,098
345,225	Keurig Dr Pepper, Inc.	10,853,874
200,341	Monster Beverage Corp. (a)	11,022,762
66,089	PepsiCo, Inc.	11,137,979

		44,769,713

Broadcasting and Content Providers - 3.7%
29,050	Charter Communications, Inc. (a)	10,769,125
248,130	Comcast Corp. Class A	11,547,970
2,043,852	Sirius XM Holdings, Inc. (b)	10,403,207
900,229	Warner Bros Discovery, Inc. (a)	9,020,295

		41,740,597

Chemical Manufacturing - 6.2%
40,067	Amgen, Inc.	12,591,455
170,322	AstraZeneca PLC ADR (United Kingdom)	11,350,258
44,480	Biogen, Inc. (a)	10,971,437
137,393	Gilead Sciences, Inc.	10,752,376
12,848	Regeneron Pharmaceuticals, Inc. (a)	12,112,838
26,876	Vertex Pharmaceuticals, Inc. (a)	11,647,521

		69,425,885

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 1.0%
82,400	Ross Stores, Inc.	11,559,072

Computer and Electronic Product Manufacturing - 21.8%
79,317	Advanced Micro Devices, Inc. (a)	13,300,668
41,616	Alphabet, Inc. Class A (a)	5,830,402
41,232	Alphabet, Inc. Class C (a)	5,846,698
54,943	Analog Devices, Inc.	10,568,835
55,862	Apple, Inc.	10,300,953
9,770	Broadcom, Inc.	11,528,600
221,310	Cisco Systems, Inc.	11,105,336
190,848	Fortinet, Inc. (a)	12,307,787
147,138	GE HealthCare Technologies, Inc.	10,794,044
187,861	GlobalFoundries, Inc. ADR (a)(b)	10,328,598
20,398	IDEXX Laboratories, Inc. (a)	10,506,602
86,835	Illumina, Inc. (a)	12,418,273
239,100	Intel Corp.	10,300,428
185,213	Marvell Technology, Inc.	12,538,920
119,704	Microchip Technology, Inc.	10,196,387
135,570	Micron Technology, Inc.	11,625,127
26,267	MongoDB, Inc. (a)	10,520,459
22,574	NVIDIA Corp.	13,889,105
47,382	NXP Semiconductors NV ADR (Netherlands)	9,977,228
128,859	ON Semiconductor Corp. (a)	9,165,741
77,109	Qualcomm, Inc.	11,451,457
20,380	Roper Technologies, Inc.	10,944,060
65,445	Texas Instruments, Inc.	10,479,053

		245,924,761

Food Manufacturing - 2.0%
156,108	Mondelez International, Inc.	11,750,249
301,635	The Kraft Heinz Co.	11,199,708

		22,949,957

Food Services and Drinking Places - 1.9%
108,663	DoorDash, Inc. (a)	11,322,685
114,075	Starbucks Corp.	10,612,397

		21,935,082

General Merchandise Retailers - 4.1%
73,593	Amazon.com, Inc. (a)	11,421,634
17,134	Costco Wholesale Corp.	11,906,074
84,373	Dollar Tree, Inc. (a)	11,020,801
6,872	MercadoLibre, Inc. (a)	11,763,558

		46,112,067

Health and Personal Care Retailers - 0.9%
437,968	Walgreens Boots Alliance, Inc.	9,884,938

Machinery Manufacturing - 4.0%
68,151	Applied Materials, Inc.	11,197,209
14,657	ASML Holding NV ADR (Netherlands)	12,748,952
328,672	Baker Hughes Co.	9,367,152
14,269	Lam Research Corp.	11,774,351

		45,087,664

Merchant Wholesalers, Durable Goods - 4.1%
19,755	Cintas Corp.	11,943,280
225,656	Copart, Inc. (a)	10,840,514
172,020	Fastenal Co.	11,736,925
18,861	KLA-Tencor Corp.	11,204,189

		45,724,908

Miscellaneous Manufacturing - 2.1%
90,030	DexCom, Inc. (a)	10,925,141
34,029	Intuitive Surgical, Inc. (a)	12,870,448

		23,795,589

Motion Picture and Sound Recording Industries - 2.2%
23,379	Netflix, Inc. (a)	13,188,328
68,893	Take-Two Interactive Software, Inc. (a)	11,362,522

		24,550,850

Motor Vehicle and Parts Dealers - 1.1%
11,599	O’Reilly Automotive, Inc. (a)	11,866,357

Performing Arts, Spectator Sports, and Related Industries - 1.0%
79,497	Electronic Arts, Inc.	10,937,197

Professional, Scientific, and Technical Services - 10.3%
49,442	CDW Corp.	11,209,490
144,898	Cognizant Technology Solutions Corp. Class A	11,174,534
32,955	Meta Platforms, Inc. (a)	12,857,064
128,320	Moderna, Inc. (a)	12,966,736
35,916	Palto Alto Networks, Inc. (a)	12,157,925
87,014	Paychex, Inc.	10,592,214
147,374	The Trade Desk, Inc. (a)	10,084,803
46,964	Verisk Analytics, Inc. Class A	11,343,215
40,472	Workday, Inc. (a)	11,780,185
49,791	Zscaler, Inc. (a)	11,734,245

		115,900,411

Publishing Industries - 11.3%
18,876	Adobe Systems, Inc. (a)	11,661,215
37,353	Ansys, Inc. (a)	12,245,434
48,079	Atlassian Corp. (a)	12,008,692
45,552	Autodesk, Inc. (a)	11,561,553
40,649	Cadence Design Systems, Inc. (a)	11,725,611
42,435	CrowdStrike Holdings, Inc. (a)	12,412,237
90,022	Datadog, Inc. (a)	11,202,338
18,139	Intuit, Inc.	11,451,695
29,766	Microsoft Corp.	11,834,366
72,343	Splunk, Inc. (a)	11,095,246
19,841	Synopsys, Inc. (a)	10,582,197

		127,780,584

Rail Transportation - 1.0%
324,613	CSX Corp.	11,588,684

Support Activities for Mining - 1.0%
72,083	Diamondback Energy, Inc.	11,082,040

Telecommunications - 2.0%
180,164	PayPal Holdings, Inc. (a)	11,053,062
70,680	T-Mobile US, Inc.	11,395,736

		22,448,798

Transportation Equipment Manufacturing - 2.7%
54,261	Honeywell International, Inc.	10,974,830
114,667	Paccar, Inc.	11,511,420
43,539	Tesla Motors, Inc. (a)	8,154,419

		30,640,669

Truck Transportation - 1.0%
28,080	Old Dominion Freight Line, Inc.	10,979,841

Utilities - 3.8%
134,218	American Electric Power Co., Inc.	10,487,794
92,941	Constellation Energy Corp.	11,338,802
310,983	Exelon Corp.	10,825,318
179,226	Xcel Energy, Inc.	10,730,261

		43,382,175

Web Search Portals, Libraries, Archives, and Other Information Services - 0.9%
126,033	CoStar Group, Inc. (a)	10,521,236

	TOTAL COMMON STOCKS (Cost $1,074,966,597)	$1,125,747,098

SHORT TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
22,380,234	Dreyfus Government Cash Management Institutional Shares, 5.23% (c)(d)	$22,380,234

	TOTAL SHORT TERM INVESTMENTS (Cost $22,380,234)	$22,380,234

	TOTAL INVESTMENTS (Cost $1,097,346,831) - 101.9%	$1,148,127,332
	Liabilities in Excess of Other Assets - (1.9)%	(20,606,719)

	TOTAL NET ASSETS - 100.0%	$1,127,520,613

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Work From Home ETF

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 99.7%
Administrative and Support Services - 6.4%
10,545	Cloudflare, Inc. (a)	$833,582
38,931	SentinelOne, Inc. (a)	1,043,351

		1,876,933

Broadcasting and Content Providers - 1.8%
216,938	Altice USA, Inc. (a)	529,329

Computer and Electronic Product Manufacturing - 22.8%
5,018	Alphabet, Inc. Class A (a)	703,022
773	Broadcom, Inc.	912,140
11,803	Cisco Systems, Inc.	592,274
10,841	Fortinet, Inc. (a)	699,136
4,557	International Business Machines Corp.	836,939
11,897	Marvell Technology, Inc.	805,427
8,442	NetApp, Inc.	736,142
432,485	T Stamp, Inc. (a)	622,778
39,782	Xerox Corp.	734,376

		6,642,234

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 4.7%
13,669	Pegasystems, Inc.	666,227
20,546	RingCentral, Inc. (a)	696,304

		1,362,531

General Merchandise Retailers - 2.6%
4,984	Amazon.com, Inc. (a)	773,517

Management of Companies and Enterprises - 3.4%
36,869	America Movil SAB de CV ADR (Mexico)	665,485
122,667	Kingsoft Cloud Holdings Ltd. ADR (a)(b)	318,934

		984,419

Merchant Wholesalers, Durable Goods - 2.3%
6,711	SYNNEX Corp.	670,966

Professional, Scientific, and Technical Services - 21.5%
2,254	Meta Platforms, Inc. (a)	879,376
5,426	Oracle Corp.	606,084
2,752	Palto Alto Networks, Inc. (a)	931,579
1,127	ServiceNow, Inc. (a)	862,606
42,648	Sprinklr, Inc. (a)	532,247
21,856	Verint Systems, Inc. (a)	648,905
2,716	Workday, Inc. (a)	790,546
4,260	Zscaler, Inc. (a)	1,003,954

		6,255,297

Publishing Industries - 29.3%
1,201	Adobe Systems, Inc. (a)	741,954
3,269	Atlassian Corp. (a)	816,498
25,911	Box, Inc. (a)	673,168
4,057	CrowdStrike Holdings, Inc. (a)	1,186,673
3,932	CyberArk Software Ltd. ADR (Israel)(a)	918,043
12,783	DocuSign, Inc. (a)	778,740
165,363	Exela Technologies, Inc. (a)(b)	368,759
2,026	Microsoft Corp.	805,497
7,710	Okta, Inc. (a)	637,232
3,045	Salesforce.com, Inc. (a)	855,919
16,576	Smartsheet, Inc. (a)	745,423

		8,527,906

Telecommunications - 4.9%
19,739	Verizon Communications, Inc.	835,947
9,117	Zoom Video Communications, Inc. (a)	589,049

		1,424,996

	TOTAL COMMON STOCKS (Cost $31,305,768)	$29,048,128

SHORT TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
461,074	Dreyfus Government Cash Management Institutional Shares, 5.23% (c)(d)	$461,074

	TOTAL SHORT TERM INVESTMENTS (Cost $461,074)	$461,074

	TOTAL INVESTMENTS (Cost $31,766,842) - 101.3%	$29,509,202
	Liabilities in Excess of Other Assets - (1.3)%	(373,686)

	TOTAL NET ASSETS - 100.0%	$29,135,516

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Daily S&P 500® Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 102.6%
Money Market Funds - 102.6%
173,188,357	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$173,188,357
19,553,410	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	19,553,410

	TOTAL SHORT TERM INVESTMENTS (Cost $192,741,767) (b)	$192,741,767

	TOTAL INVESTMENTS (Cost $192,741,767) - 102.6%	$192,741,767
	Liabilities in Excess of Other Assets - (2.6)%	(4,918,771)

	TOTAL NET ASSETS - 100.0%	$187,822,996

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $38,734,767.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.4600% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/17/2024	21,289	$100,209,239	$(2,368,990)
5.6400% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Barclays	12/23/2024	17,472	83,728,692	(601,331)

					$183,937,931	$(2,970,321)

Direxion Daily AAPL Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.7%
Money Market Funds - 97.7%
24,926,804	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$24,926,804
2,965,147	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (a)	2,965,147
5,648,043	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	5,648,043

	TOTAL SHORT TERM INVESTMENTS (Cost $33,539,994) (b)	$33,539,994

	TOTAL INVESTMENTS (Cost $33,539,994) - 97.7%	$33,539,994
	Other Assets in Excess of Liabilities - 2.3%	782,197

	TOTAL NET ASSETS - 100.0%	$34,322,191

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,892,815.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
3.8100 % representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	BNP Paribas	12/4/2024	34,800	$6,623,226	$242,079
5.3100 % representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Goldman Sachs	12/10/2024	52,522	10,071,676	459,693
3.8100 % representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Bank of America Merrill Lynch	12/11/2024	54,362	10,419,008	439,030
3.3100 % representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Citibank N.A.	12/19/2024	44,446	8,526,994	357,893

					$35,640,904	$1,498,695

Direxion Daily AMZN Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 102.1%
Money Market Funds - 102.1%
1,735,716	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$1,735,716
194,620	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (a)	194,620
1,123,658	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	1,123,658

	TOTAL SHORT TERM INVESTMENTS (Cost $3,053,994) (b)	$3,053,994

	TOTAL INVESTMENTS (Cost $3,053,994) - 102.1%	$3,053,994
	Liabilities in Excess of Other Assets - (2.1)%	(62,739)

	TOTAL NET ASSETS - 100.0%	$2,991,255

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,318,278.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.3100% representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Goldman Sachs	12/10/2024	1,096	$169,942	$(81)
3.8100% representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Bank of America Merrill Lynch	12/11/2024	9,416	1,388,107	(65,579)
3.3100% representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Citibank N.A.	12/19/2024	8,762	1,352,573	(2,177)

					$2,910,622	$(67,837)

Direxion Daily GOOGL Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.3%
Money Market Funds - 100.3%
1,986,890	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$1,986,890
253,995	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (a)	253,995
767,048	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	767,048

	TOTAL SHORT TERM INVESTMENTS (Cost $3,007,933) (b)	$3,007,933

	TOTAL INVESTMENTS (Cost $3,007,933) - 100.3%	$3,007,933
	Liabilities in Excess of Other Assets - (0.3)%	(10,065)

	TOTAL NET ASSETS - 100.0%	$2,997,868

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,021,043.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.3100% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc.	Goldman Sachs	12/10/2024	3,101	$413,885	$(17,920)
3.8100% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc.	Bank of America Merrill Lynch	12/11/2024	7,591	1,094,255	33,119
3.3100% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc.	Citibank N.A.	12/19/2024	10,706	1,468,142	(27,587)

					$2,976,282	$(12,388)

Direxion Daily MSFT Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.9%
Money Market Funds - 104.9%
4,815,044	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$4,815,044
802,647	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (a)	802,647
1,759,178	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	1,759,178

	TOTAL SHORT TERM INVESTMENTS (Cost $7,376,869) (b)	$7,376,869

	TOTAL INVESTMENTS (Cost $7,376,869) - 104.9%	$7,376,869
	Liabilities in Excess of Other Assets - (4.9)%	(342,912)

	TOTAL NET ASSETS - 100.0%	$7,033,957

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,561,825.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.3100% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Goldman Sachs	12/10/2024	5,854	$2,158,955	$(150,583)
3.8100% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Bank of America Merrill Lynch	12/11/2024	4,676	1,749,899	(99,507)
3.3100% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Citibank N.A.	12/19/2024	7,162	2,727,469	(112,075)

					$6,636,323	$(362,165)

Direxion Daily NVDA Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 120.1%
Money Market Funds - 120.1%
5,398,380	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$5,398,380
2,612,175	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (a)	2,612,175
680,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	680,000
925,392	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	925,392

	TOTAL SHORT TERM INVESTMENTS (Cost $9,615,947) (b)	$9,615,947

	TOTAL INVESTMENTS (Cost $9,615,947) - 120.1%	$9,615,947
	Liabilities in Excess of Other Assets - (20.1)%	(1,610,725)

	TOTAL NET ASSETS - 100.0%	$8,005,222

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,217,567.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.3100% representing 1 month SOFR rate + spread	Total return of common shares of NVIDIA Corp.	Goldman Sachs	12/10/2024	7,664	$3,538,649	$(1,151,707)
3.8100% representing 1 month SOFR rate + spread	Total return of common shares of NVIDIA Corp.	Bank of America Merrill Lynch	12/11/2024	1,647	797,467	(211,872)
3.3100% representing 1 month SOFR rate + spread	Total return of common shares of NVIDIA Corp.	Citibank N.A.	12/19/2024	1,550	771,492	(179,198)
5.2100% representing 1 month SOFR rate + spread	Total return of common shares of NVIDIA Corp.	Barclays	12/23/2024	2,150	1,225,621	(94,725)

					$6,333,229	$(1,637,502)

Direxion Daily TSLA Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 126.1%
Money Market Funds - 126.1%
55,737,629	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$55,737,629
11,687,433	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (a)	11,687,433
13,851,590	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	13,851,590

	TOTAL SHORT TERM INVESTMENTS (Cost $81,276,652) (b)	$81,276,652

	TOTAL INVESTMENTS (Cost $81,276,652) - 126.1%	$81,276,652
	Liabilities in Excess of Other Assets - (26.1)%	(16,823,937)

	TOTAL NET ASSETS - 100.0%	$64,452,715

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,332,131.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
3.8100% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	BNP Paribas	12/4/2024	81,667	$18,721,874	$3,485,340
5.3100% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Goldman Sachs	12/10/2024	68,175	12,768,496	70,196
3.8100% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Bank of America Merrill Lynch	12/11/2024	83,998	20,521,173	4,897,729
3.3100% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Citibank N.A.	12/19/2024	110,278	27,077,153	6,511,247

					$79,088,696	$14,964,512

Direxion Daily AAPL Bull 1.5X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 20.9%
Computer and Electronic Product Manufacturing - 20.9%
37,496	Apple, Inc. (a)	$6,914,263

	TOTAL COMMON STOCKS (Cost $6,268,431)	$6,914,263

SHORT TERM INVESTMENTS - 85.8%
Money Market Funds - 85.8%
16,194,820	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$16,194,820
5,182,845	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (a)	5,182,845
7,047,139	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	7,047,139

	TOTAL SHORT TERM INVESTMENTS (Cost $28,424,804)	$28,424,804

	TOTAL INVESTMENTS (Cost $34,693,235) - 106.7% (b)	$35,339,067
	Liabilities in Excess of Other Assets - (6.7)%	(2,218,888)

	TOTAL NET ASSETS - 100.0%	$33,120,179

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,908,867.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Apple, Inc.	7.3100 % representing 1 month SOFR rate + spread	BNP Paribas	12/04/2024	48,721	$9,201,159	$(310,697)
Total return of common shares of Apple, Inc.	6.3100 % representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	84,034	16,082,536	(733,896)
Total return of common shares of Apple, Inc.	7.8100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	56,831	11,086,570	(723,684)
Total return of common shares of Apple, Inc.	7.8100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	42,335	8,252,331	(519,216)

					$44,622,596	$(2,287,493)

Direxion Daily AMZN Bull 1.5X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 10.2%
General Merchandise Retailers - 10.2%
42,836	Amazon.com, Inc. (a)	$6,648,147

	TOTAL COMMON STOCKS (Cost $5,657,670)	$6,648,147

SHORT TERM INVESTMENTS - 80.6%
Money Market Funds - 80.6%
19,651,999	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$19,651,999
10,344,231	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	10,344,231
22,683,306	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	22,683,306

	TOTAL SHORT TERM INVESTMENTS (Cost $52,679,536)	$52,679,536

	TOTAL INVESTMENTS (Cost $58,337,206) - 90.8% (c)	$59,327,683
	Other Assets in Excess of Liabilities - 9.2%	6,070,438

	TOTAL NET ASSETS - 100.0%	$65,398,121

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,585,015.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Amazon.com, Inc.	6.5600 % representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	208,767	$31,207,903	$1,003,555
Total return of common shares of Amazon.com, Inc.	7.8100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	158,666	23,417,098	949,251
Total return of common shares of Amazon.com, Inc.	8.3100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	221,799	34,657,262	(423,560)

					$89,282,263	$1,529,246

Direxion Daily GOOGL Bull 1.5X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 17.5%
Web Search Portals, Libraries, Archives, and Other Information Services - 17.5%
68,031	Alphabet, Inc. (a)	$9,531,143

	TOTAL COMMON STOCKS (Cost $8,406,939)	$9,531,143

SHORT TERM INVESTMENTS - 98.0%
Money Market Funds - 98.0%
29,737,252	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$29,737,252
6,818,324	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	6,818,324
16,812,526	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	16,812,526

	TOTAL SHORT TERM INVESTMENTS (Cost $53,368,102) (c)	$53,368,102

	TOTAL INVESTMENTS (Cost $61,775,041) - 115.5%	$62,899,245
	Liabilities in Excess of Other Assets - (15.5)%	(8,426,280)

	TOTAL NET ASSETS - 100.0%	$54,472,965

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,630,849.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Alphabet, Inc.	6.5600% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	157,675	$23,790,800	$(1,704,663)
Total return of common shares of Alphabet, Inc.	7.8100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	185,058	27,938,330	(2,017,522)
Total return of common shares of Alphabet, Inc.	7.8100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	172,453	26,035,790	(1,880,549)

					$77,764,920	$(5,602,734)

Direxion Daily MSFT Bull 1.5X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 18.3%
Publishing Industries - 18.3%
35,881	Microsoft Corp.	$14,265,568

	TOTAL COMMON STOCKS (Cost $12,353,747)	$14,265,568

SHORT TERM INVESTMENTS - 86.6%
Money Market Funds - 86.6%
34,320,399	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$34,320,399
8,172,132	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (a)	8,172,132
7,380,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	7,380,000
17,849,514	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	17,849,514

	TOTAL SHORT TERM INVESTMENTS (Cost $67,722,045)	$67,722,045

	TOTAL INVESTMENTS (Cost $80,075,792) - 104.9% (b)	$81,987,613
	Liabilities in Excess of Other Assets - (4.9)%	(3,823,491)

	TOTAL NET ASSETS - 100.0%	$78,164,122

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,401,646.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Microsoft Corp.	6.5600 % representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	66,644	$25,315,162	$1,027,963
Total return of common shares of Microsoft Corp.	7.8100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	60,563	23,008,909	854,864
Total return of common shares of Microsoft Corp.	7.8100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	71,807	29,340,355	(797,752)
Total return of common shares of Microsoft Corp.	6.0100 % representing 1 month SOFR rate + spread	Barclays	12/23/2024	60,000	24,515,400	(664,693)

					$102,179,826	$420,382

Direxion Daily NVDA Bull 1.5X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 2.1%
Computer and Electronic Product Manufacturing - 2.1%
1,806	NVIDIA Corp.	$1,111,178

	TOTAL COMMON STOCKS (Cost $933,302)	$1,111,178

SHORT TERM INVESTMENTS - 101.8%
Money Market Funds - 101.8%
29,506,411	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$29,506,411
5,411,437	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	5,411,437
10,050,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	10,050,000
9,525,621	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	9,525,621

	TOTAL SHORT TERM INVESTMENTS (Cost $54,493,469) (c)	$54,493,469

	TOTAL INVESTMENTS (Cost $55,426,771) - 103.9%	$55,604,647
	Liabilities in Excess of Other Assets - (3.9)%	(2,084,937)

	TOTAL NET ASSETS - 100.0%	$53,519,710

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,987,058.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of NVIDIA Corp.	7.8100% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	24,766	$11,269,273	$3,831,272
Total return of common shares of NVIDIA Corp.	7.8100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	25,117	12,777,838	2,578,709
Total return of common shares of NVIDIA Corp.	8.3100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	22,730	11,346,341	2,526,673
Total return of common shares of NVIDIA Corp.	6.0100% representing 1 month SOFR rate + spread	Barclays	12/23/2024	56,057	35,156,381	(671,780)

					$70,549,833	$8,264,874

Direxion Daily TSLA Bull 1.5X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 23.5%
Transportation Equipment Manufacturing - 23.5%
988,990	Tesla, Inc. (a)	$185,227,937

	TOTAL COMMON STOCKS (Cost $210,376,679)	$185,227,937

SHORT TERM INVESTMENTS - 108.8%
Money Market Funds - 108.8%
320,460,687	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$320,460,687
98,696,624	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	98,696,624
123,500,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	123,500,000
313,726,679	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	313,726,679

	TOTAL SHORT TERM INVESTMENTS (Cost $856,383,990)	$856,383,990

	TOTAL INVESTMENTS (Cost $1,066,760,669) - 132.3% (c)	$1,041,611,927
	Liabilities in Excess of Other Assets - (32.3)%	(254,834,161)

	TOTAL NET ASSETS - 100.0%	$786,777,766

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $636,772,474.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Tesla, Inc.	7.3100 % representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	707,564	$166,687,927	$(36,136,804)
Total return of common shares of Tesla, Inc.	8.8100 % representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	1,146,398	234,511,545	(20,427,947)
Total return of common shares of Tesla, Inc.	7.8100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	1,176,644	286,912,873	(69,783,725)
Total return of common shares of Tesla, Inc.	8.3100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	1,203,427	303,359,878	(81,059,166)
Total return of common shares of Tesla, Inc.	6.0100 % representing 1 month SOFR rate + spread	Barclays	12/23/2024	1,078,233	266,474,504	(66,407,559)

					$1,257,946,727	$(273,815,201)

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 46.3%
1,009,326	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)	$22,356,571

	TOTAL INVESTMENT COMPANIES (Cost $26,199,741)	$22,356,571

SHORT TERM INVESTMENTS - 61.8%
Money Market Funds - 61.8%
12,096,901	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$12,096,901
17,749,954	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	17,749,954

	TOTAL SHORT TERM INVESTMENTS (Cost $29,846,855)	$29,846,855

	TOTAL INVESTMENTS (Cost $56,046,596) - 108.1% (c)	$52,203,426
	Liabilities in Excess of Other Assets - (8.1)%	(3,905,241)

	TOTAL NET ASSETS - 100.0%	$48,298,185

Percentages are stated as a percent of net assets.

The	geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,645,419.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	3.8100% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	1,711,684	$40,952,752	$(2,435,011)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	5.5600% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	190,006	4,282,285	(85,556)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	4.8100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	1,450,000	33,389,525	(1,454,683)

					$78,624,562	$(3,975,250)

Direxion Daily CSI China Internet Index Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 48.1%
6,059,710	KraneShares CSI China Internet ETF (a)	$141,433,631

	TOTAL INVESTMENT COMPANIES (Cost $161,193,931)	$141,433,631

SHORT TERM INVESTMENTS - 71.7%
Money Market Funds - 71.7%
127,810,481	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$127,810,481
29,372,755	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	29,372,755
53,490,901	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	53,490,901

	TOTAL SHORT TERM INVESTMENTS (Cost $210,674,137)	$210,674,137

	TOTAL INVESTMENTS (Cost $371,868,068) - 119.8% (c)	$352,107,768
	Liabilities in Excess of Other Assets - (19.8)%	(58,089,390)

	TOTAL NET ASSETS - 100.0%	$294,018,378

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $254,525,570.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of KraneShares CSI China Internet ETF	5.7000% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	3,947,936	$106,389,900	$(13,540,003)
Total return of KraneShares CSI China Internet ETF	5.9100% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	3,744,859	97,411,301	(10,000,801)
Total return of KraneShares CSI China Internet ETF	5.8600% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	4,186,763	110,421,093	(11,857,232)
Total return of KraneShares CSI China Internet ETF	6.0500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	3,469,567	93,163,314	(11,576,197)
Total return of KraneShares CSI China Internet ETF	5.9100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	3,785,359	99,376,100	(11,546,793)

					$506,761,708	$(58,521,026)

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 89.2%
Accommodation - 0.5%
2,359	Airbnb, Inc. (a)	$340,026
1,170	Caesars Entertainment Inc. (a)	51,328
1,391	Hilton Worldwide Holdings, Inc.	265,625
3,828	Host Hotels & Resorts, Inc.	73,574
2,003	Las Vegas Sands Corp.	97,987
1,339	Marriott International, Inc. Class A	320,999
1,483	MGM Resorts International (a)	64,318

		1,213,857

Administrative and Support Services - 2.2%
476	Allegion PLC ADR (Ireland)	58,972
7,843	Amcor PLC ADR (United Kingdom)	73,959
2,232	Automatic Data Processing, Inc.	548,581
189	Booking Holdings, Inc. (a)	662,912
638	Broadridge Financial Solutions, Inc.	130,280
669	Equifax, Inc.	163,463
206	FactSet Research System, Inc.	98,040
392	FleetCor Technologies, Inc. (a)	113,653
423	Gartner, Inc. (a)	193,497
1,584	Iron Mountain, Inc.	106,952
770	Live Nation Entertainment, Inc. (a)	68,414
854	Moody’s Corp.	334,802
575	Robert Half International, Inc.	45,735
1,523	Rollins, Inc.	65,961
1,279	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	163,072
8,649	Visa, Inc. Class A	2,363,426
1,989	Waste Management, Inc.	369,218

		5,560,937

Air Transportation - 0.1%
3,546	American Airlines Group, Inc. (a)	50,460
3,492	Delta Air Lines, Inc.	136,677
3,235	Southwest Airlines Co.	96,694
1,780	United Continental Holdings, Inc. (a)	73,656

		357,487

Ambulatory Health Care Services - 0.2%
292	DaVita, Inc. (a)	31,583
461	Laboratory Corp. of America Holdings	102,480
316	Molina Healthcare, Inc. (a)	112,635
610	Quest Diagnostics, Inc.	78,342
6,510	Viatris, Inc.	76,623

		401,663

Amusement, Gambling, and Recreation Industries - 0.5%
1,413	Global Payments, Inc.	188,254
9,929	The Walt Disney Co.	953,680
521	Wynn Resorts Ltd.	49,198

		1,191,132

Apparel Manufacturing - 0.1%
625	Lululemon Athletica, Inc. (a)	283,637
216	Ralph Lauren Corp.	31,033
1,794	VF Corp.	29,529

		344,199

Beverage and Tobacco Product Manufacturing - 1.7%
9,597	Altria Group, Inc.	385,032
21,114	Coca-Cola Co.	1,256,072
877	Constellation Brands, Inc. Class A	214,935
5,463	Keurig Dr Pepper, Inc.	171,757
1,005	Molson Coors Brewing Co. Class B	62,099
4,008	Monster Beverage Corp. (a)	220,520
7,460	PepsiCo, Inc.	1,257,234
8,424	Philip Morris International, Inc.	765,320

		4,332,969

Broadcasting and Content Providers - 0.6%
546	Charter Communications, Inc. (a)	202,408
21,790	Comcast Corp. Class A	1,014,106
1,341	FOX Corp. Class A	43,314
716	FOX Corp. Class B	21,487
2,618	Paramount Global Class B	38,197
12,041	Warner Bros Discovery, Inc. (a)	120,651

		1,440,163

Building Material and Garden Equipment and Supplies Dealers - 1.1%
3,132	Lowe’s Companies, Inc.	666,615
286	Snap-on, Inc.	82,920
5,427	The Home Depot, Inc.	1,915,514
587	Tractor Supply Co.	131,840

		2,796,889

Chemical Manufacturing - 6.9%
9,580	AbbVie, Inc.	1,574,952
1,205	Air Products & Chemicals, Inc.	308,131
637	Albemarle Corp.	73,089
2,904	Amgen, Inc.	912,611
786	Biogen, Inc. (a)	193,875
858	Bio-Techne Corp.	60,335
11,041	Bristol-Myers Squibb Co.	539,574
978	Catalent, Inc. (a)	50,504
543	Celanese Corp.	79,435
1,037	CF Industries Holdings, Inc.	78,304
1,337	Church & Dwight Co., Inc.	133,499
673	Clorox Co.	97,753
4,468	Colgate-Palmolive Co.	376,206
2,333	DuPont de Nemours, Inc.	144,179
643	Eastman Chemical Co.	53,723
1,377	Ecolab, Inc.	272,949
4,327	Eli Lilly and Company	2,793,554
677	FMC Corp.	38,047
6,761	Gilead Sciences, Inc.	529,116
1,009	Incyte Corp. (a)	59,299
3,106	IntercontinentalExchange, Inc.	395,487
1,385	International Flavors & Fragrances, Inc.	111,742
9,352	Kenvue, Inc.	194,148
1,834	Kimberly-Clark Corp.	221,859
2,631	Linde PLC ADR (Ireland)	1,065,108
1,390	LyondellBasell Industries N.V. Class A ADR (Netherlands) ADR	130,827
13,750	Merck & Co., Inc.	1,660,725
1,773	Mosaic Co.	54,449
30,638	Pfizer, Inc.	829,677

1,279	PPG Industries, Inc.	180,390
12,789	Procter & Gamble Co.	2,009,663
581	Regeneron Pharmaceuticals, Inc. (a)	547,755
1,398	Vertex Pharmaceuticals, Inc. (a)	605,865
401	West Pharmaceutical Services, Inc.	149,585
2,491	Zoetis, Inc.	467,835

		16,994,250

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.4%
1,234	Bath & Body Works, Inc.	52,643
1,837	Ross Stores, Inc.	257,694
6,208	TJX Companies, Inc.	589,201

		899,538

Computer and Electronic Product Manufacturing - 20.0%
8,767	Advanced Micro Devices, Inc. (a)	1,470,138
1,588	Agilent Technologies, Inc.	206,599
32,112	Alphabet, Inc. Class A (a)	4,498,891
27,026	Alphabet, Inc. Class C (a)	3,832,287
1,252	AMETEK, Inc.	202,887
3,247	Amphenol Corp. Class A	328,272
2,704	Analog Devices, Inc.	520,141
79,328	Apple, Inc.	14,628,083
1,367	Arista Networks, Inc. (a)	353,616
114	Bio-Rad Laboratories, Inc. (a)	36,581
2,382	Broadcom, Inc.	2,810,760
21,979	Cisco Systems, Inc.	1,102,906
3,568	Danaher Corp.	855,999
741	Enphase Energy, Inc. (a)	77,160
3,458	Fortinet, Inc. (a)	223,006
1,907	Fortive Corp.	149,089
2,124	GE HealthCare Technologies, Inc.	155,817
1,329	Hologic, Inc. (a)	98,931
4,719	HP, Inc.	135,482
451	IDEXX Laboratories, Inc. (a)	232,301
862	Illumina, Inc. (a)	123,275
22,877	Intel Corp.	985,541
4,955	International Business Machines Corp.	910,035
694	Jabil Circuit, Inc.	86,951
964	Keysight Technologies, Inc. (a)	147,743
1,028	L3 Harris Technologies, Inc.	214,256
2,936	Microchip Technology, Inc.	250,088
5,958	Micron Technology, Inc.	510,899
260	Monolithic Power Systems, Inc.	156,707
901	Motorola Solutions, Inc.	287,870
1,133	NetApp, Inc.	98,798
769	Northrop Grumman Corp.	343,558
13,403	NVIDIA Corp.	8,246,464
1,399	NXP Semiconductors NV ADR (Netherlands)	294,587
2,337	ON Semiconductor Corp. (a)	166,231
2,221	Otis Worldwide Corp.	196,425
670	PerkinElmer, Inc.	71,811
528	Qorvo, Inc. (a)	52,663
6,039	Qualcomm, Inc.	896,852
7,802	Raytheon Technologies Corp.	710,918
580	Roper Technologies, Inc.	311,460
1,056	Seagate Technology Holdings PLC ADR (Ireland)	90,478
865	Skyworks Solutions, Inc.	90,358
830	Teradyne, Inc.	80,170
4,928	Texas Instruments, Inc.	789,071
2,097	Thermo Fisher Scientific, Inc.	1,130,241
1,350	Trimble, Inc. (a)	68,661
321	Waters Corp. (a)	101,985
1,759	Western Digital Corp. (a)	100,703
279	Zebra Technologies Corp. Class A (a)	66,834

		49,500,579

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.2%
3,257	Fiserv, Inc. (a)	462,071

Construction of Buildings - 0.3%
1,635	D.R. Horton, Inc.	233,658
1,357	Lennar Corp. Class A	203,346
17	NVR, Inc. (a)	120,280
1,170	PulteGroup, Inc.	122,335

		679,619

Couriers and Messengers - 0.3%
1,255	FedEx Corp.	302,819
3,925	United Parcel Service, Inc. Class B	556,957

		859,776

Credit Intermediation and Related Activities - 4.4%
3,124	American Express Co.	627,112
37,359	Bank of America Corp.	1,270,580
4,173	Bank of New York Mellon Corp.	231,435
2,067	Capital One Financial Corp.	279,706
10,385	Citigroup, Inc.	583,325
2,530	Citizens Financial Group, Inc.	82,731
716	Comerica, Inc.	37,647
1,357	Discover Financial Services	143,191
3,215	Fidelity National Information Services, Inc.	200,166
3,695	Fifth Third Bancorp	126,517
7,858	Huntington Bancshares, Inc.	100,032
15,687	JPMorgan Chase & Co.	2,735,185
5,080	KeyCorp	73,812
901	M&T Bank Corp.	124,428
4,493	MasterCard, Inc. Class A	2,018,390
1,123	Northern Trust Corp.	89,436
2,161	PNC Financial Services Group, Inc.	326,765
5,047	Regions Financial Corp.	94,228
1,674	State Street Corp.	123,658
2,245	Synchrony Financial	87,263
7,237	Truist Financial Corp.	268,203
8,449	U.S. Bancorp	350,972
19,706	Wells Fargo & Co.	988,847
804	Zions Bancorp	33,688

		10,997,317

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
666	A.O. Smith Corp.	51,688
382	Axon Enterprise, Inc. (a)	95,141
3,093	Emerson Electric Co.	283,721
333	Generac Holdings, Inc. (a)	37,852
622	Rockwell Automation, Inc.	157,540
1,686	TE Connectivity Ltd. ADR (Switzerland)	239,733
298	Whirlpool Corp.	32,637

		898,312

Fabricated Metal Product Manufacturing - 0.2%
1,711	Ball Corp.	94,875
1,334	Nucor Corp.	249,365
897	Pentair PLC ADR (Ireland)	65,633
832	Stanley Black & Decker, Inc.	77,626

		487,499

Food and Beverage Retailers - 0.1%
3,591	Kroger Co.	165,689

Food Manufacturing - 0.7%
2,894	Archer-Daniels-Midland Co.	160,848
788	Bunge Global SA ADR (Switzerland)	69,415
1,066	Campbell Soup Co.	47,576
3,154	General Mills, Inc.	204,726
1,572	Hormel Foods Corp.	47,742
1,431	Kellanova	78,362
786	Lamb Weston Holdings, Inc.	80,518
1,364	McCormick & Co, Inc.	92,970
7,382	Mondelez International, Inc.	555,643
813	The Hershey Co.	157,348
576	The J.M. Smucker Co.	75,773
4,326	The Kraft Heinz Co.	160,624
1,548	Tyson Foods, Inc. Class A	84,768

		1,816,313

Food Services and Drinking Places - 1.0%
149	Chipotle Mexican Grill, Inc. (a)	358,907
653	Darden Restaurants, Inc.	106,165
189	Domino’s Pizza, Inc.	80,556
3,936	McDonald’s Corp.	1,152,146
6,200	Starbucks Corp.	576,786
1,189	Veralto Corp.	91,184
1,521	Yum! Brands, Inc.	196,954

		2,562,698

Funds, Trusts, and Other Financial Vehicles - 0.1%
831	Garmin Ltd. ADR (Switzerland)	99,296
1,213	T. Rowe Price Group, Inc.	131,550

		230,846

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0% (†)
1,051	Best Buy Co., Inc.	76,187

Gasoline Stations and Fuel Dealers - 0.6%
9,526	Chevron Corp.	1,404,418

General Merchandise Retailers - 4.6%
49,345	Amazon.com, Inc. (a)	7,658,344
2,402	Costco Wholesale Corp.	1,669,102
1,191	Dollar General Corp.	157,295
1,134	Dollar Tree, Inc. (a)	148,123
2,816	eBay, Inc.	115,653
650	Etsy, Inc. (a)	43,264
2,505	Target Corp.	348,396
7,741	Wal-Mart Stores, Inc.	1,279,200

		11,419,377

Health and Personal Care Retailers - 0.3%
6,969	CVS Health Corp.	518,285
267	Ulta Beauty, Inc. (a)	134,047
3,891	Walgreens Boots Alliance, Inc.	87,820

		740,152

Hospitals - 0.2%
1,075	HCA Healthcare, Inc.	327,768
331	Universal Health Services, Inc. Class B	52,566

		380,334

Insurance Carriers and Related Activities - 5.1%
2,886	Aflac, Inc.	243,405
1,420	Allstate Corp.	220,455
3,809	American International Group, Inc.	264,763
1,086	Aon PLC ADR (United Kingdom)	324,095
2,025	Arch Capital Group Ltd. ADR (a)	166,921
1,172	Arthur J. Gallagher & Co.	272,091
285	Assurant, Inc.	47,866
9,873	Berkshire Hathaway, Inc. Class B (a)	3,788,665
1,282	Brown & Brown, Inc.	99,432
2,899	Centene Corp. (a)	218,324
2,214	Chubb Limited ADR (Switzerland)	542,430
1,588	Cigna Corp.	477,909
851	Cincinnati Financial Corp.	94,291
1,275	Elevance Health, Inc.	629,136
235	Everest Re Group Ltd. ADR	90,468
465	Globe Life, Inc.	57,111
1,632	Hartford Financial Services Group, Inc.	141,919
668	Humana, Inc.	252,544
993	Loews Corp.	72,350
2,675	Marsh & McLennan Companies, Inc.	518,522
3,374	MetLife, Inc.	233,886
1,190	Principal Financial Group, Inc.	94,129
3,175	Progressive Corp.	565,944
1,959	Prudential Financial, Inc.	205,558
1,239	Travelers Companies, Inc.	261,875
5,019	UnitedHealth Group, Inc.	2,568,423
1,105	W.R. Berkley Corp.	90,477
560	Willis Towers Watson PLC ADR (Ireland)	137,928

		12,680,917

Leather and Allied Product Manufacturing - 0.3%
6,642	NIKE, Inc. Class B	674,362
1,244	Tapestry, Inc.	48,255

		722,617

Machinery Manufacturing - 2.2%
4,539	Applied Materials, Inc.	745,758
5,460	Baker Hughes Co.	155,610
4,553	Carrier Global Corp.	249,095
2,768	Caterpillar, Inc.	831,258
769	Cummins, Inc.	184,022
1,453	Deere & Co.	571,872
5,906	General Electric Co.	782,072
410	IDEX Corp.	86,715
2,196	Ingersoll Rand, Inc.	175,373
715	Lam Research Corp.	589,997
118	Mettler-Toledo International, Inc. (a)	141,268
294	Nordson Corp.	74,006
697	Parker Hannifin Corp.	323,756
1,239	Trane Technologies PLC ADR (Ireland)	312,290
1,308	Xylem, Inc.	147,071

		5,370,163

Management of Companies and Enterprises - 0.5%
9,416	Abbott Laboratories	1,065,421
5,467	Carnival Corp. ADR (Panama) (a)	90,643
2,308	Norwegian Cruise Line Holdings Ltd. ADR (a)	41,082

		1,197,146

Merchant Wholesalers, Durable Goods - 0.9%
670	Builders FirstSource, Inc. (a)	116,399
470	Cintas Corp.	284,148
4,741	Copart, Inc. (a)	227,758
3,101	Fastenal Co.	211,581
761	Genuine Parts Co.	106,715
709	Henry Schein, Inc. (a)	53,061
291	Hubbell, Inc.	97,651
216	Huntington Ingalls Industries, Inc.	55,927
3,692	Johnson Controls International PLC ADR (Ireland)	194,531
738	KLA-Tencor Corp.	438,401
1,452	LKQ Corp.	67,765
287	Mohawk Industries, Inc. (a)	29,920
210	Pool Corp.	77,962
240	W.W. Grainger, Inc.	214,954
1,391	WestRock Co.	56,002

		2,232,775

Merchant Wholesalers, Nondurable Goods - 0.7%
993	Brown Forman Corp. Class B	54,516
1,337	Cardinal Health, Inc.	145,987
905	Cencora, Inc.	210,575
2,594	ConAgra Brands, Inc.	75,615
1,486	Illinois Tool Works, Inc.	387,697
722	McKesson Corp.	360,921
2,736	Sysco Corp.	221,424
1,278	The Sherwin Williams Co.	388,998

		1,845,733

Mining (except Oil and Gas) - 0.3%
7,781	Freeport-McMoRan Copper & Gold, Inc.	308,828
335	Martin Marietta Materials, Inc.	170,321
6,254	Newmont Mining Corp.	215,825
721	Vulcan Materials Co.	162,953

		857,927

Miscellaneous Manufacturing - 2.8%
2,997	3M Co.	282,767
386	Align Technology, Inc. (a)	103,185
2,753	Baxter International, Inc.	106,514
1,574	Becton, Dickinson & Co.	375,887
7,945	Boston Scientific Corp. (a)	502,601
1,150	Dentsply Sirona, Inc.	39,962
2,097	DexCom, Inc. (a)	254,471
759	Dover Corp.	113,683
3,291	Edwards Lifesciences Corp. (a)	258,245
1,261	Estee Lauder Companies, Inc. Class A	166,439
708	Hasbro, Inc.	34,657
379	Insulet Corp. (a)	72,340
1,910	Intuitive Surgical, Inc. (a)	722,400
13,062	Johnson & Johnson	2,075,552
7,220	Medtronic PLC ADR (Ireland)	632,039
798	ResMed, Inc.	151,780
536	Steris PLC ADR (Ireland)	117,357
1,835	Stryker Corp.	615,606
255	Teleflex, Inc.	61,922
1,064	Textron, Inc.	90,131
269	The Cooper Companies, Inc.	100,345
1,134	Zimmer Biomet Holdings, Inc.	142,430

		7,020,313

Motion Picture and Sound Recording Industries - 0.6%
2,375	Netflix, Inc. (a)	1,339,761
858	Take-Two Interactive Software, Inc. (a)	141,510

		1,481,271

Motor Vehicle and Parts Dealers - 0.3%
96	AutoZone, Inc. (a)	265,164
861	CarMax, Inc. (a)	61,286
321	O’Reilly Automotive, Inc. (a)	328,399

		654,849

National Security and International Affairs - 0.0% (†)
746	Leidos Holdings, Inc.	82,411

Nonmetallic Mineral Product Manufacturing - 0.1%
4,167	Corning, Inc.	135,386

Oil and Gas Extraction - 0.5%
1,664	APA Corp.	52,133
4,082	Coterra Energy, Inc.	101,560
3,477	Devon Energy Corp.	146,104
4,541	Dominion Energy, Inc.	207,614
3,164	EOG Resources, Inc.	360,032
2,232	EQT Corp.	79,013
3,176	Marathon Oil Corp.	72,572
3,583	Occidental Petroleum Corp.	206,273

		1,225,301

Paper Manufacturing - 0.0% (†)
486	Packaging Corp of America	80,618

Performing Arts, Spectator Sports, and Related Industries - 0.1%
1,328	Electronic Arts, Inc.	182,706

Petroleum and Coal Products Manufacturing - 1.6%
6,443	ConocoPhillips	720,779
21,736	Exxon Mobil Corp.	2,234,678
2,060	Marathon Petroleum Corp.	341,136
2,387	Phillips 66	344,468
1,847	Valero Energy Corp.	256,548

		3,897,609

Pipeline Transportation - 0.1%
6,601	Williams Companies, Inc.	228,791

Plastics and Rubber Products Manufacturing - 0.0% (†)
437	Avery Dennison Corp.	87,160

Primary Metal Manufacturing - 0.1%
2,122	Howmet Aerospace, Inc.	119,384
825	Steel Dynamics, Inc.	99,569

		218,953

Professional, Scientific, and Technical Services - 4.5%
3,406	Accenture PLC Class A ADR (Ireland)	1,239,375
727	CDW Corp.	164,825
278	Charles River Laboratories International, Inc. (a)	60,126
2,721	Cognizant Technology Solutions Corp. Class A	209,844
2,167	Eaton Corporation PLC ADR (Ireland)	533,255
313	EPAM Systems, Inc. (a)	87,048
1,146	Extra Space Storage, Inc.	165,528

324	F5 Networks, Inc. (a)	59,519
1,878	International Paper Co.	67,289
2,078	Interpublic Group of Companies, Inc.	68,553
994	IQVIA Holdings, Inc. (a)	206,981
395	Jack Henry & Associates, Inc.	65,503
683	Jacobs Solutions, Inc.	92,048
1,730	Juniper Networks, Inc.	63,941
1,475	Match Group, Inc. (a)	56,611
12,044	Meta Platforms, Inc. (a)	4,698,846
1,800	Moderna, Inc. (a)	181,890
1,074	Omnicom Group, Inc.	97,068
8,621	Oracle Corp.	962,966
1,687	Palto Alto Networks, Inc. (a)	571,066
1,744	Paychex, Inc.	212,297
266	Paycom Software, Inc.	50,604
1,112	ServiceNow, Inc. (a)	851,125
256	Teledyne Technologies, Inc. (a)	107,128
482	VeriSign, Inc. (a)	95,860
787	Verisk Analytics, Inc. Class A	190,084

		11,159,380

Publishing Industries - 8.9%
2,471	Adobe Systems, Inc. (a)	1,526,534
818	Akamai Technologies, Inc. (a)	100,802
471	Ansys, Inc. (a)	154,408
1,160	Autodesk, Inc. (a)	294,420
1,476	Cadence Design Systems, Inc. (a)	425,767
846	Dayforce, Inc. (a)	58,814
134	Fair Isaac Corp. (a)	160,643
6,961	Hewlett Packard Enterprise Co.	106,434
1,521	Intuit, Inc.	960,253
40,329	Microsoft Corp.	16,034,004
2,065	News Corp. Class A	50,882
623	News Corp. Class B	15,930
3,059	NortonLifeLock, Inc.	71,825
645	PTC, Inc. (a)	116,519
5,280	Salesforce.com, Inc. (a)	1,484,155
825	Synopsys, Inc. (a)	440,014
228	Tyler Technologies, Inc. (a)	96,387

		22,097,791

Rail Transportation - 0.5%
10,723	CSX Corp.	382,811
3,308	Union Pacific Corp.	806,920

		1,189,731

Real Estate - 1.7%
849	Alexandria Real Estate Equities, Inc.	102,644
2,529	American Tower Corp.	494,799
771	AvalonBay Communities, Inc.	138,017
783	Boston Properties, Inc.	52,069
579	Camden Property Trust	54,333
1,654	CBRE Group, Inc. Class A (a)	142,757
2,355	Crown Castle International Corp.	254,929
1,643	Digital Realty Trust, Inc.	230,776
1,875	Equity Residential	112,856
348	Essex Property Trust, Inc.	81,178
399	Federal Realty Investment Trust	40,590
2,969	Healthpeak Properties, Inc.	54,926
3,121	Invitation Homes, Inc.	102,774
3,608	Kimco Realty Corp.	72,882
633	Mid-America Apartment Communities, Inc.	79,999
5,014	Prologis, Inc.	635,224
859	Public Storage	243,260
4,513	Realty Income Corp.	245,462
891	Regency Centers Corp.	55,839
1,770	Simon Property Group, Inc.	245,340
1,642	UDR, Inc.	59,145
2,183	Ventas, Inc.	101,269
5,614	VICI Properties, Inc.	169,094
3,003	Welltower, Inc.	259,789
3,961	Weyerhaeuser Co.	129,802

		4,159,753

Rental and Leasing Services - 0.1%
368	United Rentals, Inc.	230,147

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.1%
549	Ameriprise Financial, Inc.	212,370
759	BlackRock, Inc.	587,701
573	CBOE Holdings, Inc.	105,346
8,075	Charles Schwab Corp.	508,079
1,953	CME Group, Inc.	402,005
3,806	Dow, Inc.	204,002
1,530	Franklin Resources, Inc.	40,744
1,770	Goldman Sachs Group, Inc.	679,698
2,439	Invesco Ltd. ADR (a)	38,609
206	MarketAxess Holdings, Inc.	46,455
6,858	Morgan Stanley	598,292
429	MSCI, Inc. Class A	256,808
1,847	NASDAQ OMX Group, Inc.	106,701
1,020	Raymond James Financial, Inc.	112,384
1,758	S&P Global, Inc.	788,199
3,856	The Blackstone Group, Inc.	479,879

		5,167,272

Specialty Trade Contractors - 0.1%
788	Quanta Services, Inc.	152,911

Support Activities for Agriculture and Forestry - 0.1%
3,824	Corteva, Inc.	173,915

Support Activities for Mining - 0.5%
971	Diamondback Energy, Inc.	149,281
4,857	Halliburton Co.	173,152
1,500	Hess Corp.	210,795
1,266	Pioneer Natural Resources Co.	290,965
7,751	Schlumberger Ltd. ADR (Curaco) (a)	377,474
1,210	Targa Resources Corp.	102,802

		1,304,469

Support Activities for Transportation - 0.3%
633	C.H. Robinson Worldwide, Inc.	53,229
723	Expedia, Inc. (a)	107,243
789	Expeditors International of Washington, Inc.	99,674
442	J.B. Hunt Transport Services, Inc.	88,833
1,227	Norfolk Southern Corp.	288,640

		637,619

Telecommunications - 1.2%
38,797	AT&T, Inc.	686,319
509	Equinix, Inc.	422,353
5,850	PayPal Holdings, Inc. (a)	358,898
585	SBA Communications Corp.	130,958
2,761	T-Mobile US, Inc.	445,156
22,812	Verizon Communications, Inc.	966,088

		3,009,772

Transit and Ground Passenger Transportation - 0.3%
11,166	Uber Technologies, Inc. (a)	728,805

Transportation Equipment Manufacturing - 2.6%
1,535	Aptiv PLC ADR (United Kingdom) (a)	124,842
3,086	Boeing Co. (a)	651,269
1,275	BorgWarner, Inc.	43,222
21,336	Ford Motor Co.	250,058
1,229	General Dynamics Corp.	325,673
7,431	General Motors Co.	288,323
3,577	Honeywell International, Inc.	723,484
1,198	Lockheed Martin Corp.	514,433
2,838	Paccar, Inc.	284,907
15,007	Tesla Motors, Inc. (a)	2,810,661
300	TransDigm Group, Inc.	327,804
972	Wabtec Corp.	127,886

		6,472,562

Truck Transportation - 0.1%
485	Old Dominion Freight Line, Inc.	189,645

Utilities - 2.1%
3,634	AES Corp.	60,615
1,385	Alliant Energy Corp.	67,394
1,427	Ameren Corp.	99,276
2,853	American Electric Power Co., Inc.	222,933
1,057	American Water Works Co., Inc.	131,089
806	Atmos Energy Corp.	91,836
3,425	CenterPoint Energy, Inc.	95,695
1,583	CMS Energy Corp.	90,484
1,873	Consolidated Edison, Inc.	170,256
1,733	Constellation Energy Corp.	211,426
1,119	DTE Energy Co.	117,965
4,182	Duke Energy Corp.	400,761
2,080	Edison International	140,358
1,147	Entergy Corp.	114,425
1,247	Evergy, Inc.	63,310
1,896	Eversource Energy	102,801
5,401	Exelon Corp.	188,009
580	First Solar, Inc. (a)	84,854
2,802	FirstEnergy Corp.	102,777
10,493	Kinder Morgan, Inc.	177,542
11,133	NextEra Energy, Inc.	652,728
2,242	NiSource, Inc.	58,225
1,225	NRG Energy, Inc.	64,974
3,161	Oneok, Inc.	215,738
11,577	PG&E Corp.	195,304
615	Pinnacle West Capital Corp.	42,374
4,000	PPL Corp.	104,800
2,704	Public Service Enterprise Group, Inc.	156,805
3,415	Sempra Energy	244,377
5,918	Southern Co.	411,419
1,712	WEC Energy Group, Inc.	138,261
2,994	Xcel Energy, Inc.	179,251

		5,198,062

Waste Management and Remediation Services - 0.1%
1,110	Republic Services, Inc.	189,943

Web Search Portals, Libraries, Archives, and Other Information Services - 0.1%
2,216	CoStar Group, Inc. (a)	184,992

Wood Product Manufacturing - 0.0% (†)
1,218	Masco Corp.	81,959

	TOTAL COMMON STOCKS (Cost $189,292,322)	$220,745,645

SHORT TERM INVESTMENTS - 12.7%
Money Market Funds - 12.7%
31,290,108	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$31,290,108
7,234	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	7,234
24,460	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	24,460

	TOTAL SHORT TERM INVESTMENTS (Cost $31,321,802)	$31,321,802

	TOTAL INVESTMENTS (Cost $220,614,124) - 101.9% (c)	$252,067,447
	Liabilities in Excess of Other Assets - (1.9)%	(4,777,779)

	TOTAL NET ASSETS - 100.0%	$247,289,668

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $219,064,280.

ADR	- American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	5.9100 % representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	10,000	$45,493,400	$2,639,925
Total return of S&P 500® Index	5.8000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	16,462	77,756,557	1,562,738
Total return of S&P 500® Index	5.8900 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	30,050	142,517,213	2,280,940

					$265,767,170	$6,483,603

Direxion Daily MSCI Brazil Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 39.1%
1,248,197	iShares MSCI Brazil Capped ETF (a)	$41,090,645

	TOTAL INVESTMENT COMPANIES (Cost $43,588,195)	$41,090,645

SHORT TERM INVESTMENTS - 61.5%
Money Market Funds - 61.5%
41,018,332	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$41,018,332
291,451	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	291,451
23,246,546	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	23,246,546

	TOTAL SHORT TERM INVESTMENTS (Cost $64,556,329)	$64,556,329

	TOTAL INVESTMENTS (Cost $108,144,524) - 100.6% (c)	$105,646,974
	Liabilities in Excess of Other Assets - (0.6)%	(617,380)

	TOTAL NET ASSETS - 100.0%	$105,029,594

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $55,536,910.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Brazil Capped ETF	5.9000 % representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	253,278	$8,522,805	$43,062
Total return of iShares MSCI Brazil Capped ETF	4.8100 % representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	3,836,600	128,219,172	1,906,090
Total return of iShares MSCI Brazil Capped ETF	5.6100 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	825,316	28,146,903	(711,455)
Total return of iShares MSCI Brazil Capped ETF	6.0600 % representing 1 month SOFR rate + spread	Barclays	12/23/2024	217,515	7,342,378	(232,730)

					$172,231,258	$1,004,967

Direxion Daily MSCI India Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 42.5%
625,891	iShares MSCI India ETF (a)	$31,225,702

	TOTAL INVESTMENT COMPANIES (Cost $29,860,351)	$31,225,702

SHORT TERM INVESTMENTS - 56.3%
Money Market Funds - 56.3%
25,403,148	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$25,403,148
8,150,078	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	8,150,078
7,833,654	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	7,833,654

	TOTAL SHORT TERM INVESTMENTS (Cost $41,386,880)	$41,386,880

	TOTAL INVESTMENTS (Cost $71,247,231) - 98.8% (c)	$72,612,582
	Other Assets in Excess of Liabilities - 1.2%	940,489

	TOTAL NET ASSETS - 100.0%	$73,553,071

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,811,056.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI India ETF	6.1000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	689,691	$33,187,357	$970,162
Total return of iShares MSCI India ETF	6.0600 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	801,971	38,859,504	861,852
Total return of iShares MSCI India ETF	6.1100 % representing 1 month SOFR rate + spread	Barclays	12/23/2024	831,067	39,477,808	1,712,066

					$111,524,669	$3,544,080

Direxion Daily Cloud Computing Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 74.3%
Administrative and Support Services - 0.7%
580	Alarm.com, Inc. (a)	$35,277
728	nCino, Inc. (a)	22,917

		58,194

Computer and Electronic Product Manufacturing - 0.1%
482	Radware Ltd. ADR (Israel) (a)	8,811

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.1%		65,163
859	Five9, Inc. (a)	34,873

1,029	RingCentral, Inc. (a)	100,036

Heavy and Civil Engineering Construction - 0.4%		35,267

601	BlackLine, Inc. (a)
		790
Professional, Scientific, and Technical Services - 28.7%		24,211
929	2U, Inc. (a)	36,741
718	DigitalOcean Holdings, Inc. (a)	2,428
1,655	Freshworks, Inc. (a)	12,047
867	LivePerson, Inc. (a)	158,484
447	Model N, Inc. (a)	305,835
2,820	Nutanix, Inc. (a)	119,471
2,738	Oracle Corp.	80,155
628	Paycom Software, Inc.	17,416
506	Paylocity Holding Corp. (a)	338,584
506	PROS Holdings, Inc. (a)	424,797
1,956	SAP SE ADR (Germany)	345,500
555	ServiceNow, Inc. (a)	6,943
1,766	Snowflake, Inc. (a)	368,786
1,749	Vimeo, Inc. (a)	249,810

1,267	Workday, Inc. (a)	2,491,998

1,060	Zscaler, Inc. (a)
		39,542
Publishing Industries - 41.3%		398,468
1,315	ACI Worldwide, Inc. (a)	233,274
645	Adobe Systems, Inc. (a)	49,991
1,893	Akamai Technologies, Inc. (a)	394,387
228	AppFolio, Inc. (a)	305,080
1,579	Atlassian Corp. (a)	97,875
1,202	Autodesk, Inc. (a)	42,321
1,254	Bill.com Holdings, Inc. (a)	44,478
523	Blackbaud, Inc. (a)	26,316
1,712	Box, Inc. (a)	13,553
1,062	C3.ai, Inc. (a)(b)	536,445
719	Clearwater Analytics Holdings, Inc. (a)	149,193
1,834	CrowdStrike Holdings, Inc. (a)	103,055
2,449	DocuSign, Inc. (a)	2,820
3,253	Dropbox, Inc. (a)	10,934
357	Enfusion, Inc. (a)	40,440
489	Everbridge, Inc. (a)	60,145
1,348	Informatica, Inc. (a)	15,019
120	MicroStrategy, Inc. Class A (a)	84,181
773	Paycor HCM, Inc. (a)	356,422
445	Qualys, Inc. (a)	81,975
1,268	Salesforce.com, Inc. (a)	152,054
446	SPS Commerce, Inc. (a)	284,774
2,162	Twilio, Inc. (a)	52,883
1,373	Veeva Systems, Inc. (a)	13,993

569	Workiva, Inc. (a)	3,589,618

1,531	Zuora, Inc. (a)
		4,432
Telecommunications - 2.0%		172,896

1,319	8x8, Inc. (a)	177,328

2,676	Zoom Video Communications, Inc. (a)
	TOTAL COMMON STOCKS (Cost $6,226,859)	$6,461,252

SHORT TERM INVESTMENTS - 29.2%
Money Market Funds - 29.2%
2,402,705	Dreyfus Government Cash Management Institutional Shares, 5.23% (c)(d)	$2,402,705
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	1
130,242	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (c)	130,242

	TOTAL SHORT TERM INVESTMENTS (Cost $2,532,948)	$2,532,948

	TOTAL INVESTMENTS (Cost $8,759,807) - 103.5% (e)	$8,994,200
	Liabilities in Excess of Other Assets - (3.5)%	(306,624)

	TOTAL NET ASSETS - 100.0%	$8,687,576

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,929,997.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx USA Cloud Computing Index	5.4600 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	5,565	$5,177,480	$396,478
Total return of Indxx USA Cloud Computing Index	5.4600 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	5,258	5,101,870	170,021

					$10,279,350	$566,499

Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 92.3%
Computer and Electronic Product Manufacturing - 7.3%
91,085	Blink Charging Co. (a)(b)	$218,604
33,932	Indie Semiconductor, Inc. (a)	205,967

		424,571

Machinery Manufacturing - 3.8%
7,301	PHINIA, Inc.	220,782

Management of Companies and Enterprises - 5.2%
17,868	EHang Holdings Ltd. ADR (China) (a)	181,539
56,722	Polestar Automotive Holding UK PLC ADR (Sweden) (a)(b)	123,087

		304,626

Motor Vehicle and Parts Dealers - 2.3%
59,237	EVgo, Inc. (a)(b)	135,653

Printing and Related Support Activities - 4.2%
304,551	Fisker Inc. (a)	244,372

Rental and Leasing Services - 2.1%
5,953	Cerence, Inc. (a)	119,179

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 11.0%
122,421	ChargePoint Holdings, Inc. (a)(b)	232,600
72,785	Nio, Inc. ADR (China) (a)(b)	409,051

		641,651

Specialty Trade Contractors - 4.4%
37,370	QuantumScape Corp. (a)(b)	254,490

Transportation Equipment Manufacturing - 52.0%
7,469	BorgWarner, Inc.	253,199
7,852	Gentex Corp.	260,137
15,801	Li Auto, Inc. ADR (China) (a)	437,372
88,125	Lucid Group, Inc. (a)(b)	297,863
86,893	Luminar Technologies, Inc. (a)(b)	236,349
358,709	Nikola Corp. (a)	268,063
28,801	Rivian Automotive, Inc. (a)	440,943
2,126	Tesla Motors, Inc. (a)	398,179
9,434	The Lion Electric Company ADR (Canada) (a)(b)	16,509
15,664	Wallbox N.V. ADR (Spain) (a)(b)	22,869
48,022	XPeng, Inc. ADR (China) (a)(b)	400,023

		3,031,506

	TOTAL COMMON STOCKS (Cost $6,828,812)	$5,376,830

SHORT TERM INVESTMENTS - 46.8%
Money Market Funds - 46.8%
1,387,106	Dreyfus Government Cash Management Institutional Shares, 5.23% (c)(d)	$1,387,106
250,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (c)	250,000
1,091,963	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (c)	1,091,963

	TOTAL SHORT TERM INVESTMENTS (Cost $2,729,069)	$2,729,069

	TOTAL INVESTMENTS (Cost $9,557,881) - 139.1% (e)	$8,105,899
	Liabilities in Excess of Other Assets - (39.1)%	(2,279,091)

	TOTAL NET ASSETS - 100.0%	$5,826,808

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,405,537.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Indxx US Electric and Autonomous Vehicles Index	5.4600 % representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	1,911	$1,667,034	$(333,759)
Total return of Indxx US Electric and Autonomous Vehicles Index	5.8100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	1,994	1,755,988	(366,127)
Total return of Indxx US Electric and Autonomous Vehicles Index	5.3100 % representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	5,014	3,828,969	(316,651)

					$7,251,991	$(1,016,537)

Direxion Daily Energy Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 74.0%
Gasoline Stations and Fuel Dealers - 12.9%
312,061	Chevron Corp.	$46,007,153

Machinery Manufacturing - 1.5%
180,204	Baker Hughes Co.	5,135,814

Oil and Gas Extraction - 9.4%
54,929	APA Corp.	1,720,926
134,707	Coterra Energy, Inc.	3,351,510
114,739	Devon Energy Corp.	4,821,333
103,655	EOG Resources, Inc.	11,794,902
73,665	EQT Corp.	2,607,741
104,807	Marathon Oil Corp.	2,394,840
118,246	Occidental Petroleum Corp.	6,807,422

		33,498,674

Petroleum and Coal Products Manufacturing - 32.6%
211,066	ConocoPhillips	23,611,954
595,653	Exxon Mobil Corp.	61,239,085
68,000	Marathon Petroleum Corp.	11,260,800
78,791	Phillips 66	11,370,329
60,970	Valero Energy Corp.	8,468,733

		115,950,901

Pipeline Transportation - 2.1%
217,857	Williams Companies, Inc.	7,550,924

Support Activities for Mining - 11.8%
32,053	Diamondback Energy, Inc.	4,927,828
160,293	Halliburton Co.	5,714,445
49,506	Hess Corp.	6,957,078
41,779	Pioneer Natural Resources Co.	9,602,068
237,739	Schlumberger Ltd. ADR (Curaco)(a)	11,577,889
39,930	Targa Resources Corp.	3,392,453

		42,171,761

Utilities - 3.7%
346,320	Kinder Morgan, Inc.	5,859,734
104,322	Oneok, Inc.	7,119,977

		12,979,711

	TOTAL COMMON STOCKS (Cost $251,464,887)	$263,294,938

SHORT TERM INVESTMENTS - 28.4%
Money Market Funds - 28.4%
87,664,568	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$87,664,568
13,584,889	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	13,584,889
36,445	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	36,445

	TOTAL SHORT TERM INVESTMENTS (Cost $101,285,902)	$101,285,902

	TOTAL INVESTMENTS (Cost $352,750,789) - 102.4% (c)	$364,580,840
	Liabilities in Excess of Other Assets - (2.4)%	(8,403,679)

	TOTAL NET ASSETS - 100.0%	$356,177,161

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $190,283,057.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Energy Select Sector Index	5.8000 % representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	166,830	$147,303,539	$(1,912,219)
Total return of Energy Select Sector Index	5.8500 % representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	80,424	68,201,160	1,952,951
Total return of Energy Select Sector Index	5.9500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	56,865	48,861,820	739,918
Total return of Energy Select Sector Index	5.8100 % representing 1 month SOFR rate + spread	Barclays	12/23/2024	207,913	183,711,177	(2,138,514)

					$448,077,696	$(1,357,864)

Direxion Daily Energy Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.9%
Money Market Funds - 106.9%
15,676,149	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$15,676,149
1,920,420	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	1,920,420
992,274	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	992,274

	TOTAL SHORT TERM INVESTMENTS (Cost $18,588,843) (b)	$18,588,843

	TOTAL INVESTMENTS (Cost $18,588,843) - 106.9%	$18,588,843
	Liabilities in Excess of Other Assets - (6.9)%	(1,202,444)

	TOTAL NET ASSETS - 100.0%	$17,386,399

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,289,878.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.3500% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	12/4/2024	8,292	$7,391,503	$140,069
5.5900% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	J.P. Morgan	12/16/2024	5,452	4,623,405	(134,325)
5.6300% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	12/17/2024	15,663	13,681,190	10,999
5.5100% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	Barclays	12/23/2024	10,241	9,076,291	124,932

					$34,772,389	$141,675

Direxion Daily Global Clean Energy Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 84.4%
230,007	iShares Global Clean Energy ETF (a)	$3,176,397

	TOTAL INVESTMENT COMPANIES (Cost $3,914,561)	$3,176,397

SHORT TERM INVESTMENTS - 19.4%
Money Market Funds - 19.4%
439,052	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$439,052
292,770	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	292,770

	TOTAL SHORT TERM INVESTMENTS (Cost $731,822)	$731,822

	TOTAL INVESTMENTS (Cost $4,646,383) - 103.8% (c)	$3,908,219
	Liabilities in Excess of Other Assets - (3.8)%	(145,279)

	TOTAL NET ASSETS - 100.0%	$3,762,940

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,484,283.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of The S&P Global Clean Energy Index	5.7600 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	242,413	$3,415,403	$(66,823)
Total return of The S&P Global Clean Energy Index	5.8600 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	72,540	1,084,022	(83,245)

					$4,499,425	$(150,068)

Direxion Daily Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 57.6%
9,961,906	VanEck® Gold Miners ETF (a)	$278,335,653

	TOTAL INVESTMENT COMPANIES (Cost $292,161,673)	$278,335,653

SHORT TERM INVESTMENTS - 51.9%
Money Market Funds - 51.9%
177,433,837	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$177,433,837
23,853,988	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	23,853,988
49,522,372	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	49,522,372

	TOTAL SHORT TERM INVESTMENTS (Cost $250,810,197)	$250,810,197

	TOTAL INVESTMENTS (Cost $542,971,870) - 109.5% (c)	$529,145,850
	Liabilities in Excess of Other Assets - (9.5)%	(45,980,674)

	TOTAL NET ASSETS - 100.0%	$483,165,176

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $399,415,146.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of VanEck®Gold Miners ETF	6.1000% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	4,086,054	$121,808,543	$(7,270,390)
Total return of VanEck®Gold Miners ETF	6.0600% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	3,100,000	94,302,000	(7,008,124)
Total return of VanEck®Gold Miners ETF	6.1600% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	4,618,364	136,976,985	(7,135,794)
Total return of VanEck®Gold Miners ETF	5.9900% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	4,488,573	129,091,956	(2,627,087)
Total return of VanEck®Gold Miners ETF	6.4200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	4,105,874	125,785,744	(10,141,708)
Total return of VanEck®Gold Miners ETF	6.0400% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	4,225,049	129,011,803	(11,849,321)

					$736,977,031	$(46,032,424)

Direxion Daily Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 116.6%
Money Market Funds - 116.6%
55,043,832	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$55,043,832
18,034,687	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	18,034,687

	TOTAL SHORT TERM INVESTMENTS (Cost $73,078,519) (b)	$73,078,519

	TOTAL INVESTMENTS (Cost $73,078,519) - 116.6%	$73,078,519
	Liabilities in Excess of Other Assets - (16.6)%	(10,386,087)

	TOTAL NET ASSETS - 100.0%	$62,692,432

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,739,937.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
5.6900% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	12/4/2024	1,108,846	$32,422,165	$1,530,408
5.9600% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Bank of America Merrill Lynch	12/11/2024	1,084,686	31,544,206	1,197,410
5.6600% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	J.P. Morgan	12/16/2024	476,844	13,761,718	308,776
5.9000% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	UBS Securities LLC	12/17/2024	961,280	29,501,320	2,447,953
5.7800% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Citibank N.A.	12/19/2024	855,906	26,673,460	2,929,132

					$133,902,869	$8,413,679

Direxion Daily Junior Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 43.7%
3,242,231	VanEck VectorsTM Junior Gold Miners ETF (a)	$109,587,407

	TOTAL INVESTMENT COMPANIES (Cost $118,228,506)	$109,587,407

SHORT TERM INVESTMENTS - 72.2%
Money Market Funds - 72.2%
163,347,217	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$163,347,217
17,788,026	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	17,788,026

	TOTAL SHORT TERM INVESTMENTS (Cost $181,135,243)	$181,135,243

	TOTAL INVESTMENTS (Cost $299,363,749) - 115.9% (c)	$290,722,650
	Liabilities in Excess of Other Assets - (15.9)%	(39,681,986)

	TOTAL NET ASSETS - 100.0%	$251,040,664

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $177,152,689.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of VanEck VectorsTM Junior Gold Miners ETF	6.1000% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	3,791,084	$144,674,408	$(16,908,443)
Total return of VanEck VectorsTM Junior Gold Miners ETF	5.8600% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	1,600,315	56,015,339	(1,954,887)
Total return of VanEck VectorsTM Junior Gold Miners ETF	6.2900% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	2,452,244	89,867,430	(7,118,106)
Total return of VanEck VectorsTM Junior Gold Miners ETF	6.0000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	3,768,560	140,165,388	(13,784,583)

					$430,722,565	$(39,766,019)

Direxion Daily Junior Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 109.5%
Money Market Funds - 109.5%
85,500,238	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$85,500,238
23,673,077	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	23,673,077

	TOTAL SHORT TERM INVESTMENTS (Cost $109,173,315) (b)	$109,173,315

	TOTAL INVESTMENTS (Cost $109,173,315) - 109.5%	$109,173,315
	Liabilities in Excess of Other Assets - (9.5)%	(9,514,367)

	TOTAL NET ASSETS - 100.0%	$99,658,948

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $45,449,040.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
5.6900% representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	12/4/2024	1,646,855	$62,980,965	$7,610,762
5.6400% representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	J.P. Morgan	12/16/2024	1,618,811	58,343,552	3,751,707
5.8800% representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	UBS Securities LLC	12/17/2024	1,403,916	50,846,457	3,459,161
5.7100% representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Citibank N.A.	12/19/2024	1,227,289	46,217,552	5,091,147

					$218,388,526	$19,912,777

Direxion Daily NYSE FANG+ Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 43.7%
Computer and Electronic Product Manufacturing - 18.0%
9,959	Alphabet, Inc. Class A (a)	$1,395,256
6,669	Apple, Inc.	1,229,764
1,212	Broadcom, Inc.	1,430,160
2,746	NVIDIA Corp.	1,689,531

		5,744,711

General Merchandise Retailers - 4.3%
8,871	Amazon.com, Inc. (a)	1,376,779

Motion Picture and Sound Recording Industries - 4.9%
2,751	Netflix, Inc. (a)	1,551,866

Professional, Scientific, and Technical Services - 8.9%
3,944	Meta Platforms, Inc. (a)	1,538,712
6,717	Snowflake, Inc. (a)	1,314,114

		2,852,826

Publishing Industries - 4.4%
3,527	Microsoft Corp.	1,402,265

Transportation Equipment Manufacturing - 3.2%
5,517	Tesla Motors, Inc. (a)	1,033,279

	TOTAL COMMON STOCKS (Cost $11,557,500)	$13,961,726

SHORT TERM INVESTMENTS - 60.9%
Money Market Funds - 60.9%
17,658,875	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$17,658,875
1,810,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	1,810,004
1	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	1

	TOTAL SHORT TERM INVESTMENTS (Cost $19,468,880)	$19,468,880

	TOTAL INVESTMENTS (Cost $31,026,380) - 104.6% (c)	$33,430,606
	Liabilities in Excess of Other Assets - (4.6)%	(1,482,335)

	TOTAL NET ASSETS - 100.0%	$31,948,271

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,499,762.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NYSE FANG+Index	5.9000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	3,527	$30,070,633	$1,484,573
Total return of NYSE FANG+Index	5.9600% representing 1 month SOFR rate + spread	Barclays	12/23/2024	2,015	17,464,123	575,502

					$47,534,756	$2,060,075

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 48.9%
570,119	Global X Robotics & Artificial Intelligence ETF (a)	$16,294,001

	TOTAL INVESTMENT COMPANIES (Cost $15,441,887)	$16,294,001

SHORT TERM INVESTMENTS - 54.7%
Money Market Funds - 54.7%
10,424,026	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$10,424,026
1,169,299	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	1,169,299
6,637,540	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	6,637,540

	TOTAL SHORT TERM INVESTMENTS (Cost $18,230,865)	$18,230,865

	TOTAL INVESTMENTS (Cost $33,672,752) - 103.6% (c)	$34,524,866
	Liabilities in Excess of Other Assets - (3.6)%	(1,202,936)

	TOTAL NET ASSETS - 100.0%	$33,321,930

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,635,891.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	6.0100% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	404,156	$10,904,129	$556,990
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	6.1000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	407,126	11,171,588	366,359
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	5.9100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	748,089	21,180,211	77,772
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	6.0600% representing 1 month SOFR rate + spread	Barclays	12/23/2024	202,371	5,648,175	96,336

					$48,904,103	$1,097,457

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 60.3%
Gasoline Stations and Fuel Dealers - 2.6%
47,432	Chevron Corp.	$6,992,900
179,877	Delek US Holdings, Inc.	4,862,075

		11,854,975

Merchant Wholesalers, Durable Goods - 0.1%
8,259	REX American Resources Corp. (a)	341,840

Merchant Wholesalers, Nondurable Goods - 0.4%
69,699	World Fuel Services Corp.	1,573,106

Mining (except Oil and Gas) - 1.5%
341,339	CNX Resources Corp. (a)	6,895,048

Oil and Gas Extraction - 29.0%
327,146	Antero Resources Corp. (a)	7,308,442
198,542	APA Corp.	6,220,321
127,144	Berry Petroleum Corp.	853,136
249,895	Clean Energy Fuels Corp. (a)	737,190
601,029	Comstock Resources Inc.	4,694,036
277,081	Coterra Energy, Inc.	6,893,775
91,338	Crescent Energy Co.	1,009,285
155,228	Devon Energy Corp.	6,522,680
57,529	EOG Resources, Inc.	6,546,225
184,319	EQT Corp.	6,524,893
162,894	Green Plains, Inc. (a)	3,376,793
677,380	Kosmos Energy Ltd. (a)	4,104,923
264,523	Magnolia Oil & Gas Corp.	5,454,464
284,098	Marathon Oil Corp.	6,491,639
126,450	Matador Resources Co.	6,940,840
165,554	Murphy Oil Corp.	6,406,940
185,780	Northern Oil and Gas, Inc.	6,223,630
43,301	Oasis Petroleum, Inc.	6,657,962
121,198	Occidental Petroleum Corp.	6,977,369
118,001	Par Pacific Holdings, Inc. (a)	4,317,657
230,437	Range Resources Corp.	6,691,890
54,351	SilverBow Resources, Inc. (a)	1,443,563
77,886	Sitio Royalties Corp.	1,661,308
192,411	SM Energy Co.	7,134,600
1,103,848	Southwestern Energy Co. (a)	7,119,820
181,081	Talos Energy, Inc. (a)	2,348,621
2,823,019	Tellurian, Inc. (a)	1,414,332
106,045	VAALCO Energy, Inc.	451,752
29,846	Vitesse Energy, Inc.	627,064
405,798	W&T Offshore, Inc.	1,233,626

		134,388,776

Petroleum and Coal Products Manufacturing - 13.5%
61,069	ConocoPhillips	6,831,789
135,403	CVR Energy, Inc.	4,567,143
68,745	Exxon Mobil Corp.	7,067,673
129,930	HF Sinclair Corp.	7,339,746
47,850	Marathon Petroleum Corp.	7,923,960
167,015	PBF Energy, Inc.	8,435,928
54,613	Phillips 66	7,881,202
55,759	Valero Energy Corp.	7,744,925
109,940	Vital Energy, Inc. (a)	4,818,670

		62,611,036

Printing and Related Support Activities - 1.5%
528,487	Permian Resources Corp.	7,124,005

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.4%
4,435	Texas Pacific Land Corp.	6,480,999

Support Activities for Mining - 10.3%
68,432	California Resources Corp.	3,262,838
228,283	Callon Petroleum Co. (a)	7,332,450
99,119	Civitas Resources, Inc.	6,423,902
46,021	Diamondback Energy, Inc.	7,075,269
18,542	Gulfport Energy Corp. (a)	2,352,980
50,893	Hess Corp.	7,151,993
164,405	Ovintiv, Inc.	6,974,060
30,689	Pioneer Natural Resources Co.	7,053,253

		47,626,745

	TOTAL COMMON STOCKS (Cost $306,487,534)	$278,896,530

SHORT TERM INVESTMENTS - 44.2%
Money Market Funds - 44.2%
156,262,013	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$156,262,013
6,826,185	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	6,826,185
41,514,691	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	41,514,691

	TOTAL SHORT TERM INVESTMENTS (Cost $204,602,889)	$204,602,889

	TOTAL INVESTMENTS (Cost $511,090,423) - 104.5% (c)	$483,499,419
	Liabilities in Excess of Other Assets - (4.5)%	(20,231,973)

	TOTAL NET ASSETS - 100.0%	$463,267,446

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $326,648,874.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.8500% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	8,815	$46,522,573	$(1,570,578)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.8500% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	28,596	143,632,882	2,349,469
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.7100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	35,098	178,835,581	562,448
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.7000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	8,964	44,570,173	1,233,574
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.6700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	14,328	73,223,885	(20,961)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.7500% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	30,319	160,942,954	(6,234,897)

					$647,728,048	$(3,680,945)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.5%
Money Market Funds - 99.5%
32,834,274	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$32,834,274
2,742,755	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (a)	2,742,755
14,595,994	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	14,595,994

	TOTAL SHORT TERM INVESTMENTS (Cost $50,173,023) (b)	$50,173,023

	TOTAL INVESTMENTS (Cost $50,173,023) - 99.5%	$50,173,023
	Other Assets in Excess of Liabilities - 0.5%	228,338

	TOTAL NET ASSETS - 100.0%	$50,401,361

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,831,747.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.6100% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Goldman Sachs	12/10/2024	3,034	$15,359,039	$(164,121)
5.5100% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/11/2024	2,834	14,939,374	441,647
5.4600% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	12/16/2024	2,397	11,918,196	(334,588)
5.3600% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/17/2024	5,364	27,893,487	484,977
5.4500% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/19/2024	6,001	31,773,987	1,122,228

					$101,884,083	$1,550,143

Direxion Daily Travel & Vacation Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 70.8%
Accommodation - 29.3%
3,392	Airbnb, Inc. (a)	$488,923
5,930	Apple Hospitality REIT, Inc.	95,236
1,886	Boyd Gaming Co.	119,742
3,133	Caesars Entertainment Inc. (a)	137,445
1,071	Choice Hotels International, Inc.	129,719
2,304	Hilton Grand Vacations, Inc. (a)	96,077
2,731	Hilton Worldwide Holdings, Inc.	521,512
9,692	Host Hotels & Resorts, Inc.	186,280
4,456	Huazhu Group Ltd. ADR	141,567
905	Hyatt Hotels Corp.	116,175
2,358	InterContinental Hotels Group PLC ADR (United Kingdom)	224,623
6,813	Las Vegas Sands Corp.	333,292
2,241	Marriott International, Inc. Class A	537,235
10,583	Melco Crown Entertainment Ltd. ADR (a)	82,653
4,559	MGM Resorts International (a)	197,724
6,096	Park Hotels & Resorts, Inc.	91,928
3,839	Penn National Gaming, Inc. (a)	86,569
8,146	Sunstone Hotel Investors, Inc.	86,918
2,386	Travel + Leisure Co.	96,442
608	Vail Resorts, Inc.	134,976
1,794	Wyndham Hotels & Resorts, Inc.	139,806

		4,044,842

Administrative and Support Services - 9.9%
146	Booking Holdings, Inc. (a)	512,091
2,463	Live Nation Entertainment, Inc. (a)	218,838
2,131	MakeMyTrip Ltd. ADR (India)(a)	118,036
2,536	Royal Caribbean Cruises Ltd. ADR (Liberia)(a)	323,340
3,309	Six Flags Entertainment Corp. (a)	83,420
4,794	TripAdvisor, Inc. (a)	103,550

		1,359,275

Air Transportation - 11.6%
3,173	Alaska Air Group, Inc. (a)	113,689
1,000	Allegiant Travel Co.	78,400
11,944	American Airlines Group, Inc. (a)	169,963
875	Copa Holdings SA ADR (Panama)	84,052
8,588	Delta Air Lines, Inc.	336,134
16,748	JetBlue Airways Corp. (a)	88,932
2,120	Ryanair Holdings PLC ADR (Ireland)	283,232
7,503	Southwest Airlines Co.	224,265
5,751	Spirit Airlines, Inc.	36,174
4,619	United Continental Holdings, Inc. (a)	191,134

		1,605,975

Amusement, Gambling, and Recreation Industries - 5.4%
1,620	SeaWorld Entertainment, Inc. (a)	80,028
5,016	The Walt Disney Co.	481,787
1,907	Wynn Resorts Ltd.	180,078

		741,893

Management of Companies and Enterprises - 5.5%
16,086	Carnival Corp. ADR (Panama)(a)	266,706
8,030	Norwegian Cruise Line Holdings Ltd. ADR (a)	142,934
9,398	Trip.com Group Ltd. ADR (China)(a)	343,591

		753,231

Performing Arts, Spectator Sports, and Related Industries - 1.1%
1,205	Churchill Downs, Inc.	145,769

Real Estate - 5.9%
3,839	Gaming & Leisure Properties, Inc.	175,250
1,142	Marriott Vacations Worldwide Corp.	95,802
5,511	Pebblebrook Hotel Trust	83,878
1,225	Ryman Hospitality Properties, Inc.	134,628
10,891	VICI Properties, Inc.	328,037

		817,595

Support Activities for Transportation - 2.1%
1,977	Expedia, Inc. (a)	293,247

	TOTAL COMMON STOCKS (Cost $10,761,698)	$9,761,827

SHORT TERM INVESTMENTS - 31.4%
Money Market Funds - 31.4%
2,417,944	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$2,417,944
2	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	2
1,920,250	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	1,920,250

	TOTAL SHORT TERM INVESTMENTS (Cost $4,338,196)	$4,338,196

	TOTAL INVESTMENTS (Cost $15,099,894) - 102.2% (c)	$14,100,023
	Liabilities in Excess of Other Assets - (2.2)%	(303,103)

	TOTAL NET ASSETS - 100.0%	$13,796,920

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,540,720.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of BlueStar® Travel and Vacation Index	5.8100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	60,413	$8,817,554	$233,001
Total return of BlueStar® Travel and Vacation Index	6.0100% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	57,939	8,574,972	100,956

					$17,392,526	$333,957

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 70.6%
166,391	iShares Core S&P Mid-Cap ETF (a)	$45,314,925

	TOTAL INVESTMENT COMPANIES (Cost $42,786,451)	$45,314,925

SHORT TERM INVESTMENTS - 34.5%
Money Market Funds - 34.5%
13,599,341	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$13,599,341
8,550,646	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	8,550,646

	TOTAL SHORT TERM INVESTMENTS (Cost $22,149,987)	$22,149,987

	TOTAL INVESTMENTS (Cost $64,936,438) - 105.1% (c)	$67,464,912
	Liabilities in Excess of Other Assets - (5.1)%	(3,242,367)

	TOTAL NET ASSETS - 100.0%	$64,222,545

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $43,926,307.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P MidCap 400® Index	5.9600% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	8,013	$21,501,654	$270,407
Total return of S&P MidCap 400® Index	5.7900% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	13,724	36,262,749	1,023,740
Total return of S&P MidCap 400® Index	5.8500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	11,072	29,994,271	93,893
Total return of S&P MidCap 400® Index	5.7100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	21,125	58,102,833	(702,390)

					$145,861,507	$685,650

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 62.0%
Accommodation - 0.3%
24,638	Airbnb, Inc. (a)	$3,551,321
12,217	Caesars Entertainment Inc. (a)	535,960
14,570	Hilton Worldwide Holdings, Inc.	2,782,287
39,952	Host Hotels & Resorts, Inc.	767,878
20,908	Las Vegas Sands Corp.	1,022,819
13,955	Marriott International, Inc. Class A	3,345,432
15,507	MGM Resorts International (a)	672,539

		12,678,236

Administrative and Support Services - 1.6%
4,998	Allegion PLC ADR (Ireland)	619,202
81,900	Amcor PLC ADR (United Kingdom)	772,317
23,305	Automatic Data Processing, Inc.	5,727,903
1,961	Booking Holdings, Inc. (a)	6,878,149
6,665	Broadridge Financial Solutions, Inc.	1,360,993
6,976	Equifax, Inc.	1,704,516
2,133	FactSet Research System, Inc.	1,015,137
4,116	FleetCor Technologies, Inc. (a)	1,193,352
4,438	Gartner, Inc. (a)	2,030,119
16,494	Iron Mountain, Inc.	1,113,675
8,034	Live Nation Entertainment, Inc. (a)	713,821
8,905	Moody’s Corp.	3,491,116
5,987	Robert Half International, Inc.	476,206
15,932	Rollins, Inc.	690,015
13,348	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	1,701,870
90,304	Visa, Inc. Class A	24,676,471
20,788	Waste Management, Inc.	3,858,876

		58,023,738

Air Transportation - 0.1%
37,071	American Airlines Group, Inc. (a)	527,520
36,463	Delta Air Lines, Inc.	1,427,162
33,772	Southwest Airlines Co.	1,009,445
18,580	United Continental Holdings, Inc. (a)	768,841

		3,732,968

Ambulatory Health Care Services - 0.1%
3,035	DaVita, Inc. (a)	328,265
4,784	Laboratory Corp. of America Holdings	1,063,483
3,315	Molina Healthcare, Inc. (a)	1,181,599
6,362	Quest Diagnostics, Inc.	817,072
67,955	Viatris, Inc.	799,830

		4,190,249

Amusement, Gambling, and Recreation Industries - 0.3%
14,732	Global Payments, Inc.	1,962,745
103,661	The Walt Disney Co.	9,956,639
5,447	Wynn Resorts Ltd.	514,360

		12,433,744

Apparel Manufacturing - 0.1%
6,515	Lululemon Athletica, Inc. (a)	2,956,637
2,260	Ralph Lauren Corp.	324,694
18,734	VF Corp.	308,362

		3,589,693

Beverage and Tobacco Product Manufacturing - 1.2%
100,201	Altria Group, Inc.	4,020,064
220,425	Coca-Cola Co.	13,113,083
9,173	Constellation Brands, Inc. Class A	2,248,119
57,044	Keurig Dr Pepper, Inc.	1,793,463
10,492	Molson Coors Brewing Co. Class B	648,301
41,861	Monster Beverage Corp. (a)	2,303,192
77,905	PepsiCo, Inc.	13,129,330
87,919	Philip Morris International, Inc.	7,987,441

		45,242,993

Broadcasting and Content Providers - 0.4%
5,708	Charter Communications, Inc. (a)	2,116,013
227,543	Comcast Corp. Class A	10,589,851
13,994	FOX Corp. Class A	452,006
7,467	FOX Corp. Class B	224,085
27,307	Paramount Global Class B	398,409
125,706	Warner Bros Discovery, Inc. (a)	1,259,574

		15,039,938

Building Material and Garden Equipment and Supplies Dealers - 0.8%
32,705	Lowe’s Companies, Inc.	6,960,932
2,957	Snap-on, Inc.	857,323
56,618	The Home Depot, Inc.	19,983,889
6,129	Tractor Supply Co.	1,376,574

		29,178,718

Chemical Manufacturing - 4.8%
99,993	AbbVie, Inc.	16,438,849
12,566	Air Products & Chemicals, Inc.	3,213,252
6,644	Albemarle Corp.	762,333
30,316	Amgen, Inc.	9,527,106
8,224	Biogen, Inc. (a)	2,028,532
8,955	Bio-Techne Corp.	629,716
115,243	Bristol-Myers Squibb Co.	5,631,925
10,192	Catalent, Inc. (a)	526,315
5,675	Celanese Corp.	830,196
10,804	CF Industries Holdings, Inc.	815,810
13,932	Church & Dwight Co., Inc.	1,391,110
7,011	Clorox Co.	1,018,348
46,619	Colgate-Palmolive Co.	3,925,320
24,367	DuPont de Nemours, Inc.	1,505,881
6,731	Eastman Chemical Co.	562,375
14,343	Ecolab, Inc.	2,843,069
45,133	Eli Lilly and Company	29,138,316
7,056	FMC Corp.	396,547
70,597	Gilead Sciences, Inc.	5,524,921
10,560	Incyte Corp. (a)	620,611
32,390	IntercontinentalExchange, Inc.	4,124,219
14,487	International Flavors & Fragrances, Inc.	1,168,811
97,636	Kenvue, Inc.	2,026,923
19,138	Kimberly-Clark Corp.	2,315,124
27,494	Linde PLC ADR (Ireland)	11,130,396
14,557	LyondellBasell Industries N.V. Class A ADR (Netherlands)	1,370,105
143,566	Merck & Co., Inc.	17,339,901
18,523	Mosaic Co.	568,841
319,897	Pfizer, Inc.	8,662,811
13,352	PPG Industries, Inc.	1,883,166
133,547	Procter & Gamble Co.	20,985,576
6,023	Regeneron Pharmaceuticals, Inc. (a)	5,678,364
14,626	Vertex Pharmaceuticals, Inc. (a)	6,338,616
4,165	West Pharmaceutical Services, Inc.	1,553,670
26,009	Zoetis, Inc.	4,884,750

		177,361,805

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
12,897	Bath & Body Works, Inc.	550,186
19,163	Ross Stores, Inc.	2,688,186
64,820	TJX Companies, Inc.	6,152,066

		9,390,438

Computer and Electronic Product Manufacturing - 13.9%
91,522	Advanced Micro Devices, Inc. (a)	15,347,324
16,565	Agilent Technologies, Inc.	2,155,106
335,274	Alphabet, Inc. Class A (a)	46,971,887
282,180	Alphabet, Inc. Class C (a)	40,013,124
13,051	AMETEK, Inc.	2,114,915
33,925	Amphenol Corp. Class A	3,429,817
28,204	Analog Devices, Inc.	5,425,321
828,246	Apple, Inc.	152,728,562
14,284	Arista Networks, Inc. (a)	3,694,985
1,145	Bio-Rad Laboratories, Inc. (a)	367,419
24,878	Broadcom, Inc.	29,356,040
229,453	Cisco Systems, Inc.	11,513,952
37,243	Danaher Corp.	8,934,968
7,709	Enphase Energy, Inc. (a)	802,738
36,120	Fortinet, Inc. (a)	2,329,379
19,942	Fortive Corp.	1,559,066
22,197	GE HealthCare Technologies, Inc.	1,628,372
13,875	Hologic, Inc. (a)	1,032,855
49,261	HP, Inc.	1,414,283
4,708	IDEXX Laboratories, Inc. (a)	2,424,997
9,041	Illumina, Inc. (a)	1,292,953
238,833	Intel Corp.	10,288,926
51,771	International Business Machines Corp.	9,508,262
7,260	Jabil Circuit, Inc.	909,605
10,065	Keysight Technologies, Inc. (a)	1,542,562
10,765	L3 Harris Technologies, Inc.	2,243,641
30,637	Microchip Technology, Inc.	2,609,660
62,247	Micron Technology, Inc.	5,337,680
2,758	Monolithic Power Systems, Inc.	1,662,302
9,395	Motorola Solutions, Inc.	3,001,703
11,829	NetApp, Inc.	1,031,489
8,025	Northrop Grumman Corp.	3,585,249
139,930	NVIDIA Corp.	86,094,731
14,608	NXP Semiconductors NV ADR (Netherlands)	3,076,007
24,403	ON Semiconductor Corp. (a)	1,735,785
23,140	Otis Worldwide Corp.	2,046,502
6,988	PerkinElmer, Inc.	748,974
5,485	Qorvo, Inc. (a)	547,074
63,075	Qualcomm, Inc.	9,367,268
81,484	Raytheon Technologies Corp.	7,424,822
6,051	Roper Technologies, Inc.	3,249,387
10,993	Seagate Technology Holdings PLC ADR (Ireland)	941,880
9,059	Skyworks Solutions, Inc.	946,303
8,679	Teradyne, Inc.	838,305
51,465	Texas Instruments, Inc.	8,240,576
21,853	Thermo Fisher Scientific, Inc.	11,778,330
14,138	Trimble, Inc. (a)	719,059
3,342	Waters Corp. (a)	1,061,787
18,367	Western Digital Corp. (a)	1,051,511
2,904	Zebra Technologies Corp. Class A (a)	695,653

		516,823,096

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.1%
33,995	Fiserv, Inc. (a)	4,822,871

Construction of Buildings - 0.2%
17,081	D.R. Horton, Inc.	2,441,046
14,180	Lennar Corp. Class A	2,124,873
228	NVR, Inc. (a)	1,613,166
12,209	PulteGroup, Inc.	1,276,573

		7,455,658

Couriers and Messengers - 0.2%
13,089	FedEx Corp.	3,158,245
40,989	United Parcel Service, Inc. Class B	5,816,339

		8,974,584

Credit Intermediation and Related Activities - 3.1%
32,609	American Express Co.	6,545,931
390,063	Bank of America Corp.	13,266,043
43,564	Bank of New York Mellon Corp.	2,416,059
21,598	Capital One Financial Corp.	2,922,641
108,438	Citigroup, Inc.	6,090,963
26,407	Citizens Financial Group, Inc.	863,509
7,463	Comerica, Inc.	392,405
14,174	Discover Financial Services	1,495,641
33,562	Fidelity National Information Services, Inc.	2,089,570
38,570	Fifth Third Bancorp	1,320,637
82,006	Huntington Bancshares, Inc.	1,043,936
163,773	JPMorgan Chase & Co.	28,555,460
53,081	KeyCorp	771,267
9,395	M&T Bank Corp.	1,297,450
46,910	MasterCard, Inc. Class A	21,073,379
11,719	Northern Trust Corp.	933,301
22,594	PNC Financial Services Group, Inc.	3,416,439
52,717	Regions Financial Corp.	984,226
17,480	State Street Corp.	1,291,248
23,466	Synchrony Financial	912,123
75,570	Truist Financial Corp.	2,800,624
88,254	U.S. Bancorp	3,666,071
205,768	Wells Fargo & Co.	10,325,438
8,379	Zions Bancorp	351,080

		114,825,441

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
6,998	A.O. Smith Corp.	543,115
4,019	Axon Enterprise, Inc. (a)	1,000,972
32,286	Emerson Electric Co.	2,961,595
3,459	Generac Holdings, Inc. (a)	393,185
6,530	Rockwell Automation, Inc.	1,653,918
17,601	TE Connectivity Ltd. ADR (Switzerland)	2,502,686
3,104	Whirlpool Corp.	339,950

		9,395,421

Fabricated Metal Product Manufacturing - 0.1%
17,845	Ball Corp.	989,505
13,893	Nucor Corp.	2,597,019
9,357	Pentair PLC ADR (Ireland)	684,652
8,688	Stanley Black & Decker, Inc.	810,590

		5,081,766

Food and Beverage Retailers - 0.0% (†)
37,522	Kroger Co.	1,731,265

Food Manufacturing - 0.5%
30,206	Archer-Daniels-Midland Co.	1,678,849
8,252	Bunge Global SA ADR (Switzerland)	726,919
11,150	Campbell Soup Co.	497,625
32,942	General Mills, Inc.	2,138,265
16,391	Hormel Foods Corp.	497,795
14,976	Kellanova	820,086
8,226	Lamb Weston Holdings, Inc.	842,671
14,226	McCormick & Co, Inc.	969,644
77,048	Mondelez International, Inc.	5,799,403
8,486	The Hershey Co.	1,642,380
6,002	The J.M. Smucker Co.	789,563
45,153	The Kraft Heinz Co.	1,676,531
16,162	Tyson Foods, Inc. Class A	885,031

		18,964,762

Food Services and Drinking Places - 0.7%
1,543	Chipotle Mexican Grill, Inc. (a)	3,716,732
6,815	Darden Restaurants, Inc.	1,107,983
1,996	Domino’s Pizza, Inc.	850,735
41,106	McDonald’s Corp.	12,032,548
64,766	Starbucks Corp.	6,025,181
12,434	Veralto Corp.	953,564
15,892	Yum! Brands, Inc.	2,057,855

		26,744,598

Funds, Trusts, and Other Financial Vehicles - 0.1%
8,692	Garmin Ltd. ADR (Switzerland)	1,038,607
12,644	T. Rowe Price Group, Inc.	1,371,242

		2,409,849

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0% (†)
10,983	Best Buy Co., Inc.	796,158

Gasoline Stations and Fuel Dealers - 0.4%
99,489	Chevron Corp.	14,667,663

General Merchandise Retailers - 3.2%
515,186	Amazon.com, Inc. (a)	79,956,867
25,077	Costco Wholesale Corp.	17,425,506
12,448	Dollar General Corp.	1,644,007
11,844	Dollar Tree, Inc. (a)	1,547,063
29,412	eBay, Inc.	1,207,951
6,792	Etsy, Inc. (a)	452,076
26,139	Target Corp.	3,635,412
80,832	Wal-Mart Stores, Inc.	13,357,488

		119,226,370

Health and Personal Care Retailers - 0.2%
72,748	CVS Health Corp.	5,410,269
2,823	Ulta Beauty, Inc. (a)	1,417,287
40,623	Walgreens Boots Alliance, Inc.	916,861

		7,744,417

Hospitals - 0.1%
11,220	HCA Healthcare, Inc.	3,420,978
3,429	Universal Health Services, Inc. Class B	544,559

		3,965,537

Insurance Carriers and Related Activities - 3.6%
30,138	Aflac, Inc.	2,541,839
14,792	Allstate Corp.	2,296,458
39,784	American International Group, Inc.	2,765,386
11,334	Aon PLC ADR (United Kingdom)	3,382,406
21,167	Arch Capital Group Ltd. ADR (a)	1,744,796
12,219	Arthur J. Gallagher & Co.	2,836,763
2,943	Assurant, Inc.	494,277
103,078	Berkshire Hathaway, Inc. Class B (a)	39,555,152
13,381	Brown & Brown, Inc.	1,037,830
30,273	Centene Corp. (a)	2,279,860
23,098	Chubb Limited ADR (Switzerland)	5,659,010
16,568	Cigna Corp.	4,986,139
8,890	Cincinnati Financial Corp.	985,012
13,321	Elevance Health, Inc.	6,573,114
2,452	Everest Re Group Ltd. ADR	943,946
4,873	Globe Life, Inc.	598,502
17,039	Hartford Financial Services Group, Inc.	1,481,711
6,967	Humana, Inc.	2,633,944
10,370	Loews Corp.	755,558
27,967	Marsh & McLennan Companies, Inc.	5,421,123
35,252	MetLife, Inc.	2,443,669
12,438	Principal Financial Group, Inc.	983,846
33,140	Progressive Corp.	5,907,205
20,436	Prudential Financial, Inc.	2,144,349
12,939	Travelers Companies, Inc.	2,734,787
52,370	UnitedHealth Group, Inc.	26,799,824
11,560	W.R. Berkley Corp.	946,533
5,869	Willis Towers Watson PLC ADR (Ireland)	1,445,535

		132,378,574

Leather and Allied Product Manufacturing - 0.2%
69,371	NIKE, Inc. Class B	7,043,238
12,985	Tapestry, Inc.	503,688

		7,546,926

Machinery Manufacturing - 1.5%
47,399	Applied Materials, Inc.	7,787,656
57,005	Baker Hughes Co.	1,624,642
47,536	Carrier Global Corp.	2,600,695
28,894	Caterpillar, Inc.	8,677,157
8,025	Cummins, Inc.	1,920,382
15,156	Deere & Co.	5,965,098
61,666	General Electric Co.	8,165,812
4,240	IDEX Corp.	896,760
22,943	Ingersoll Rand, Inc.	1,832,228
7,457	Lam Research Corp.	6,153,293
1,199	Mettler-Toledo International, Inc. (a)	1,435,431
3,057	Nordson Corp.	769,508
7,242	Parker Hannifin Corp.	3,363,909
12,939	Trane Technologies PLC ADR (Ireland)	3,261,275
13,706	Xylem, Inc.	1,541,103

		55,994,949

Management of Companies and Enterprises - 0.3%
98,315	Abbott Laboratories	11,124,342
57,049	Carnival Corp. ADR (Panama) (a)	945,873
24,084	Norwegian Cruise Line Holdings Ltd. ADR (a)	428,695

		12,498,910

Merchant Wholesalers, Durable Goods - 0.6%
6,988	Builders FirstSource, Inc. (a)	1,214,025
4,924	Cintas Corp.	2,976,903
49,504	Copart, Inc. (a)	2,378,172
32,374	Fastenal Co.	2,208,878
7,927	Genuine Parts Co.	1,111,603
7,415	Henry Schein, Inc. (a)	554,939
3,018	Hubbell, Inc.	1,012,750
2,258	Huntington Ingalls Industries, Inc.	584,641
38,552	Johnson Controls International PLC ADR (Ireland)	2,031,305
7,696	KLA-Tencor Corp.	4,571,732
15,156	LKQ Corp.	707,331
2,962	Mohawk Industries, Inc. (a)	308,788
2,182	Pool Corp.	810,068
2,457	W.W. Grainger, Inc.	2,200,587
14,568	WestRock Co.	586,508

		23,258,230

Merchant Wholesalers, Nondurable Goods - 0.5%
10,364	Brown Forman Corp. Class B	568,984
13,939	Cardinal Health, Inc.	1,521,999
9,483	Cencora, Inc.	2,206,505
27,122	ConAgra Brands, Inc.	790,606
15,489	Illinois Tool Works, Inc.	4,041,080
7,534	McKesson Corp.	3,766,171
28,545	Sysco Corp.	2,310,147
13,353	The Sherwin Williams Co.	4,064,386

		19,269,878

Mining (except Oil and Gas) - 0.2%
81,248	Freeport-McMoRan Copper & Gold, Inc.	3,224,733
3,486	Martin Marietta Materials, Inc.	1,772,352
65,297	Newmont Mining Corp.	2,253,400
7,519	Vulcan Materials Co.	1,699,369

		8,949,854

Miscellaneous Manufacturing - 2.0%
31,283	3M Co.	2,951,551
4,060	Align Technology, Inc. (a)	1,085,319
28,781	Baxter International, Inc.	1,113,537
16,421	Becton, Dickinson & Co.	3,921,499
82,951	Boston Scientific Corp. (a)	5,247,480
12,020	Dentsply Sirona, Inc.	417,695
21,853	DexCom, Inc. (a)	2,651,862
7,905	Dover Corp.	1,184,011
34,394	Edwards Lifesciences Corp. (a)	2,698,897
13,161	Estee Lauder Companies, Inc. Class A	1,737,120
7,422	Hasbro, Inc.	363,307
3,940	Insulet Corp. (a)	752,028
19,988	Intuitive Surgical, Inc. (a)	7,559,861
136,363	Johnson & Johnson	21,668,081
75,351	Medtronic PLC ADR (Ireland)	6,596,227
8,318	ResMed, Inc.	1,582,084
5,594	Steris PLC ADR (Ireland)	1,224,806
19,157	Stryker Corp.	6,426,790
2,660	Teleflex, Inc.	645,928
11,114	Textron, Inc.	941,467
2,839	The Cooper Companies, Inc.	1,059,032
11,842	Zimmer Biomet Holdings, Inc.	1,487,355

		73,315,937

Motion Picture and Sound Recording Industries - 0.4%
24,797	Netflix, Inc. (a)	13,988,236
8,955	Take-Two Interactive Software, Inc. (a)	1,476,948

		15,465,184

Motor Vehicle and Parts Dealers - 0.2%
1,029	AutoZone, Inc. (a)	2,842,232
9,024	CarMax, Inc. (a)	642,328
3,346	O’Reilly Automotive, Inc. (a)	3,423,125

		6,907,685

National Security and International Affairs - 0.0% (†)
7,813	Leidos Holdings, Inc.	863,102

Nonmetallic Mineral Product Manufacturing - 0.0% (†)
43,480	Corning, Inc.	1,412,665

Oil and Gas Extraction - 0.3%
17,337	APA Corp.	543,168
42,593	Coterra Energy, Inc.	1,059,714
36,285	Devon Energy Corp.	1,524,695
47,368	Dominion Energy, Inc.	2,165,665
33,028	EOG Resources, Inc.	3,758,256
23,307	EQT Corp.	825,068
33,155	Marathon Oil Corp.	757,592
37,409	Occidental Petroleum Corp.	2,153,636

		12,787,794

Paper Manufacturing - 0.0% (†)
5,057	Packaging Corp of America	838,855

Performing Arts, Spectator Sports, and Related Industries - 0.1%
13,873	Electronic Arts, Inc.	1,908,647

Petroleum and Coal Products Manufacturing - 1.1%
67,274	ConocoPhillips	7,525,942
226,921	Exxon Mobil Corp.	23,329,748
21,479	Marathon Petroleum Corp.	3,556,923
24,954	Phillips 66	3,601,112
19,270	Valero Energy Corp.	2,676,603

		40,690,328

Pipeline Transportation - 0.1%
68,951	Williams Companies, Inc.	2,389,842

Plastics and Rubber Products Manufacturing - 0.0% (†)
4,575	Avery Dennison Corp.	912,484

Primary Metal Manufacturing - 0.1%
22,197	Howmet Aerospace, Inc.	1,248,803
8,623	Steel Dynamics, Inc.	1,040,710

		2,289,513

Professional, Scientific, and Technical Services - 3.1%
35,563	Accenture PLC Class A ADR (Ireland)	12,940,664
7,599	CDW Corp.	1,722,845
2,900	Charles River Laboratories International, Inc. (a)	627,212
28,416	Cognizant Technology Solutions Corp. Class A	2,191,442
22,637	Eaton Corp PLC ADR (Ireland)	5,570,513
3,303	EPAM Systems, Inc. (a)	918,597
11,977	Extra Space Storage, Inc.	1,729,958
3,335	F5 Networks, Inc. (a)	612,640
19,606	International Paper Co.	702,483
21,742	Interpublic Group of Companies, Inc.	717,269
10,374	IQVIA Holdings, Inc. (a)	2,160,178
4,141	Jack Henry & Associates, Inc.	686,702
7,140	Jacobs Solutions, Inc.	962,258
18,062	Juniper Networks, Inc.	667,572
15,436	Match Group, Inc. (a)	592,434
125,736	Meta Platforms, Inc. (a)	49,054,643
18,785	Moderna, Inc. (a)	1,898,224
11,223	Omnicom Group, Inc.	1,014,335
90,035	Oracle Corp.	10,056,910
17,604	Palto Alto Networks, Inc. (a)	5,959,130
18,185	Paychex, Inc.	2,213,660
2,810	Paycom Software, Inc.	534,574
11,636	ServiceNow, Inc. (a)	8,906,194
2,675	Teledyne Technologies, Inc. (a)	1,119,407
5,056	VeriSign, Inc. (a)	1,005,537
8,233	Verisk Analytics, Inc. Class A	1,988,516

		116,553,897

Publishing Industries - 6.2%
25,822	Adobe Systems, Inc. (a)	15,952,315
8,546	Akamai Technologies, Inc. (a)	1,053,124
4,926	Ansys, Inc. (a)	1,614,891
12,109	Autodesk, Inc. (a)	3,073,385
15,441	Cadence Design Systems, Inc. (a)	4,454,111
8,823	Dayforce, Inc. (a)(b)	613,375
1,418	Fair Isaac Corp. (a)	1,699,941
72,667	Hewlett Packard Enterprise Co.	1,111,078
15,889	Intuit, Inc.	10,031,202
421,044	Microsoft Corp.	167,398,674
21,586	News Corp. Class A	531,879
6,540	News Corp. Class B	167,228
31,948	NortonLifeLock, Inc.	750,139
6,737	PTC, Inc. (a)	1,217,039
55,130	Salesforce.com, Inc. (a)	15,496,492
8,621	Synopsys, Inc. (a)	4,598,010
2,426	Tyler Technologies, Inc. (a)	1,025,591

		230,788,474

Rail Transportation - 0.3%
111,997	CSX Corp.	3,998,293
34,500	Union Pacific Corp.	8,415,585

		12,413,878

Real Estate - 1.2%
8,852	Alexandria Real Estate Equities, Inc.	1,070,207
26,403	American Tower Corp.	5,165,747
8,044	AvalonBay Communities, Inc.	1,439,956
8,188	Boston Properties, Inc.	544,502

6,047	Camden Property Trust	567,450
17,288	CBRE Group, Inc. Class A (a)	1,492,127
24,585	Crown Castle International Corp.	2,661,326
17,154	Digital Realty Trust, Inc.	2,409,451
19,566	Equity Residential	1,177,678
3,660	Essex Property Trust, Inc.	853,768
4,189	Federal Realty Investment Trust	426,147
30,990	Healthpeak Properties, Inc.	573,315
32,572	Invitation Homes, Inc.	1,072,596
37,691	Kimco Realty Corp.	761,358
6,610	Mid-America Apartment Communities, Inc.	835,372
52,352	Prologis, Inc.	6,632,475
8,960	Public Storage	2,537,382
47,070	Realty Income Corp.	2,560,137
9,300	Regency Centers Corp.	582,831
18,473	Simon Property Group, Inc.	2,560,543
17,158	UDR, Inc.	618,031
22,751	Ventas, Inc.	1,055,419
58,647	VICI Properties, Inc.	1,766,448
31,370	Welltower, Inc.	2,713,819
41,353	Weyerhaeuser Co.	1,355,138

		43,433,223

Rental and Leasing Services - 0.1%
3,795	United Rentals, Inc.	2,373,393

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.5%
5,730	Ameriprise Financial, Inc.	2,216,536
7,901	BlackRock, Inc.	6,117,823
5,963	CBOE Holdings, Inc.	1,096,297
84,306	Charles Schwab Corp.	5,304,533
20,437	CME Group, Inc.	4,206,752
39,756	Dow, Inc.	2,130,922
15,949	Franklin Resources, Inc.	424,722
18,464	Goldman Sachs Group, Inc.	7,090,361
25,457	Invesco Ltd. ADR (a)	402,984
2,127	MarketAxess Holdings, Inc.	479,660
71,591	Morgan Stanley	6,245,599
4,492	MSCI, Inc. Class A	2,689,001
19,267	NASDAQ OMX Group, Inc.	1,113,055
10,623	Raymond James Financial, Inc.	1,170,442
18,350	S&P Global, Inc.	8,227,222
40,226	The Blackstone Group, Inc.	5,006,126

		53,922,035

Specialty Trade Contractors - 0.0% (†)
8,252	Quanta Services, Inc.	1,601,301

Support Activities for Agriculture and Forestry - 0.1%
39,919	Corteva, Inc.	1,815,516

Support Activities for Mining - 0.4%
10,117	Diamondback Energy, Inc.	1,555,388
50,696	Halliburton Co.	1,807,312
15,616	Hess Corp.	2,194,516
13,266	Pioneer Natural Resources Co.	3,048,925
80,928	Schlumberger Ltd. ADR (Curaco) (a)	3,941,194
12,612	Targa Resources Corp.	1,071,515

		13,618,850

Support Activities for Transportation - 0.2%
6,608	C.H. Robinson Worldwide, Inc.	555,667
7,553	Expedia, Inc. (a)	1,120,336
8,261	Expeditors International of Washington, Inc.	1,043,612
4,623	J.B. Hunt Transport Services, Inc.	929,131
12,807	Norfolk Southern Corp.	3,012,719

		6,661,465

Telecommunications - 0.8%
405,066	AT&T, Inc.	7,165,618
5,330	Equinix, Inc.	4,422,674
61,075	PayPal Holdings, Inc. (a)	3,746,951
6,113	SBA Communications Corp.	1,368,456
28,848	T-Mobile US, Inc.	4,651,163
238,184	Verizon Communications, Inc.	10,087,092

		31,441,954

Transit and Ground Passenger Transportation - 0.2%
116,606	Uber Technologies, Inc. (a)	7,610,874

Transportation Equipment Manufacturing - 1.8%
16,014	Aptiv PLC ADR (United Kingdom) (a)	1,302,419
32,224	Boeing Co. (a)	6,800,553
13,329	BorgWarner, Inc.	451,853
222,748	Ford Motor Co.	2,610,606
12,832	General Dynamics Corp.	3,400,352
77,562	General Motors Co.	3,009,405
37,352	Honeywell International, Inc.	7,554,815
12,514	Lockheed Martin Corp.	5,373,637
29,658	Paccar, Inc.	2,977,367
156,640	Tesla Motors, Inc. (a)	29,337,105
3,170	TransDigm Group, Inc.	3,463,796
10,131	Wabtec Corp.	1,332,936

		67,614,844

Truck Transportation - 0.1%
5,040	Old Dominion Freight Line, Inc.	1,970,741

Utilities - 1.5%
37,968	AES Corp.	633,306
14,480	Alliant Energy Corp.	704,597
14,918	Ameren Corp.	1,037,845
29,787	American Electric Power Co., Inc.	2,327,556
11,005	American Water Works Co., Inc.	1,364,840
8,404	Atmos Energy Corp.	957,552
35,749	CenterPoint Energy, Inc.	998,827
16,509	CMS Energy Corp.	943,654
19,560	Consolidated Edison, Inc.	1,778,004
18,107	Constellation Energy Corp.	2,209,054
11,683	DTE Energy Co.	1,231,622
43,684	Duke Energy Corp.	4,186,238
21,751	Edison International	1,467,757
11,999	Entergy Corp.	1,197,020
12,991	Evergy, Inc.	659,553
19,774	Eversource Energy	1,072,146
56,390	Exelon Corp.	1,962,936
6,087	First Solar, Inc. (a)	890,528
29,289	FirstEnergy Corp.	1,074,321
109,541	Kinder Morgan, Inc.	1,853,434
116,216	NextEra Energy, Inc.	6,813,744
23,427	NiSource, Inc.	608,399
12,844	NRG Energy, Inc.	681,246
33,034	Oneok, Inc.	2,254,571
120,895	PG&E Corp.	2,039,499
6,407	Pinnacle West Capital Corp.	441,442
41,750	PPL Corp.	1,093,850
28,204	Public Service Enterprise Group, Inc.	1,635,550
35,677	Sempra Energy	2,553,046
61,769	Southern Co.	4,294,181
17,854	WEC Energy Group, Inc.	1,441,889
31,254	Xcel Energy, Inc.	1,871,177

		54,279,384

Waste Management and Remediation Services - 0.1%
11,605	Republic Services, Inc.	1,985,848

Web Search Portals, Libraries, Archives, and Other Information Services - 0.1%
23,126	CoStar Group, Inc. (a)	1,930,558

Wood Product Manufacturing - 0.0% (†)
12,718	Masco Corp.	855,794

	TOTAL COMMON STOCKS (Cost $2,287,385,752)	$2,305,043,362

SHORT TERM INVESTMENTS - 40.6%
Money Market Funds - 40.6%
916,542,672	Dreyfus Government Cash Management Institutional Shares, 5.23% (c)(d)	$916,542,672
57,725,193	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (c)	57,725,193
63,097	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	63,097
537,350,909	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (c)	537,350,909

	TOTAL SHORT TERM INVESTMENTS (Cost $1,511,681,871)	$1,511,681,871

	TOTAL INVESTMENTS (Cost $3,799,067,623) - 102.6% (e)	$3,816,725,233
	Liabilities in Excess of Other Assets - (2.6)%	(96,856,888)

	TOTAL NET ASSETS - 100.0%	$3,719,868,345

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,752,327,350.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	6.0600% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	197,512	$908,015,919	$42,579,396
Total return of S&P 500® Index	5.9100% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	220,405	1,002,697,283	56,016,268
Total return of S&P 500® Index	5.9100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	282,602	1,312,592,428	49,543,701
Total return of S&P 500® Index	5.9100% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	205,924	958,537,226	33,058,168
Total return of S&P 500® Index	5.8000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	275,701	1,309,087,197	20,425,321
Total return of S&P 500® Index	5.8900% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	345,229	1,644,441,617	20,924,450
Total return of S&P 500® Index	5.8600% representing 1 month SOFR rate + spread	Barclays	12/23/2024	299,976	1,418,582,962	28,806,044

					$8,553,954,632	$251,353,348

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.4%
Money Market Funds - 104.4%
277,441,115	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$277,441,115
52,603,741	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (a)	52,603,741
31,804,053	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	31,804,053
309,032,083	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	309,032,083

	TOTAL SHORT TERM INVESTMENTS (Cost $670,880,992) (b)	$670,880,992

	TOTAL INVESTMENTS (Cost $670,880,992) - 104.4%	$670,880,992
	Liabilities in Excess of Other Assets - (4.4)%	(28,017,274)

	TOTAL NET ASSETS - 100.0%	$642,863,718

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $460,217,045.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.4500% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	BNP Paribas	12/4/2024	23,896	$109,199,463	$(5,851,469)
5.7100% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Goldman Sachs	12/10/2024	72,139	337,845,733	(10,480,540)
5.7100% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/11/2024	110,875	524,275,553	(10,687,356)
5.7100% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	J.P. Morgan	12/16/2024	41,594	193,150,058	(7,191,981)
5.4600% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/17/2024	32,415	152,580,322	(3,607,072)
5.6600% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Citibank N.A.	12/19/2024	88,713	423,113,662	(4,909,290)
5.6400% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Barclays	12/23/2024	28,392	135,548,910	(1,645,034)

					$1,875,713,701	$(44,372,742)

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 71.3%
8,327,786	iShares Russell 2000 ETF (a)	$1,606,263,364

	TOTAL INVESTMENT COMPANIES (Cost $1,545,340,966)	$1,606,263,364

SHORT TERM INVESTMENTS - 32.8%
Money Market Funds - 32.8%
295,869,429	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$295,869,429
22,330,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	22,330,000
420,511,629	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	420,511,629

	TOTAL SHORT TERM INVESTMENTS (Cost $738,711,058)	$738,711,058

	TOTAL INVESTMENTS (Cost $2,284,052,024) - 104.1% (c)	$2,344,974,422
	Liabilities in Excess of Other Assets - (4.1)%	(92,578,257)

	TOTAL NET ASSETS - 100.0%	$2,252,396,165

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,076,571,616.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	5.8100% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	433,936	$818,292,361	$20,937,544
Total return of Russell 2000® Index	5.6100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	529,946	1,003,121,381	23,197,935
Total return of Russell 2000® Index	5.6900% representing 1 month SOFR rate + spread	Société Generale	12/16/2024	75,000	148,838,095	(3,489,334)
Total return of Russell 2000® Index	5.5900% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	70,000	131,688,830	3,825,444
Total return of Russell 2000® Index	5.9500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	329,215	640,953,725	(3,126,392)
Total return of Russell 2000® Index	5.7000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	596,243	1,179,170,266	(23,278,886)
Total return of Russell 2000® Index	5.6600% representing 1 month SOFR rate + spread	Barclays	12/23/2024	610,774	1,203,855,879	(18,956,653)

					$5,125,920,537	$(890,342)

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.6%
Money Market Funds - 104.6%
213,245,288	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$213,245,288
15,850,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (a)	15,850,000
40,750,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	40,750,000
114,484,055	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	114,484,055

	TOTAL SHORT TERM INVESTMENTS (Cost $384,329,343) (b)	$384,329,343

	TOTAL INVESTMENTS (Cost $384,329,343) - 104.6%	$384,329,343
	Liabilities in Excess of Other Assets - (4.6)%	(16,958,350)

	TOTAL NET ASSETS - 100.0%	$367,370,993

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $232,923,915.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.4500% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	BNP Paribas	12/4/2024	97,710	$197,598,696	$8,141,837
5.4100% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/11/2024	104,401	211,569,784	9,040,071
5.3600% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Société Generale	12/16/2024	51,000	100,662,761	1,757,879
5.3900% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	J.P. Morgan	12/16/2024	69,201	132,069,973	(2,119,394)
5.6200% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/17/2024	75,018	152,176,744	6,878,769
5.4600% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/19/2024	71,169	142,836,860	4,809,172
5.2600% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Barclays	12/23/2024	97,437	194,747,324	5,589,626

					$1,131,662,142	$34,097,960

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 56.3%
20,021,144	iShares China Large-Cap ETF (a)	$435,660,094

	TOTAL INVESTMENT COMPANIES (Cost $467,450,439)	$435,660,094

SHORT TERM INVESTMENTS - 54.1%
Money Market Funds - 54.1%
238,966,215	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$238,966,215
118,875,174	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	118,875,174
22,330,002	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	22,330,002
38,996,300	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	38,996,300

	TOTAL SHORT TERM INVESTMENTS (Cost $419,167,691)	$419,167,691

	TOTAL INVESTMENTS (Cost $886,618,130) - 110.4% (c)	$854,827,785
	Liabilities in Excess of Other Assets - (10.4)%	(80,760,419)

	TOTAL NET ASSETS - 100.0%	$774,067,366

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $672,278,204.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares China Large- Cap ETF	5.8100% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	20,979,133	$496,579,979	$(35,897,820)
Total return of iShares China Large- Cap ETF	5.6600% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	18,010,305	421,781,738	(26,510,391)
Total return of iShares China Large- Cap ETF	6.0100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	8,277,573	188,177,288	(8,599,360)
Total return of iShares China Large- Cap ETF	5.9600% representing 1 month SOFR rate + spread	Societe Generale	12/16/2024	8,250,000	197,440,223	(15,052,361)
Total return of iShares China Large- Cap ETF	5.8300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	13,694,111	303,303,986	(5,963,354)
Total return of iShares China Large- Cap ETF	6.0600% representing 1 month SOFR rate + spread	Barclays	12/23/2024	17,488,638	400,323,235	(22,274,227)

					$2,007,606,449	$(114,297,513)

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 109.1%
Money Market Funds - 109.1%
104,694,568	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$104,694,568
41,399,368	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	41,399,368

	TOTAL SHORT TERM INVESTMENTS (Cost $146,093,936) (b)	$146,093,936

	TOTAL INVESTMENTS (Cost $146,093,936) - 109.1%	$146,093,936
	Liabilities in Excess of Other Assets - (9.1)%	(12,246,467)

	TOTAL NET ASSETS - 100.0%	$133,847,469

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $94,336,152.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
5.4200% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	BNP Paribas	12/4/2024	6,555,144	$158,727,593	$15,186,868
5.8100% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/11/2024	6,940,761	152,208,104	1,203,638
5.4400% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/17/2024	4,957,100	107,738,300	33,748

					$418,673,997	$16,424,254

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 49.1%
182,475	Vanguard FTSE Europe ETF (a)	$11,621,833

	TOTAL INVESTMENT COMPANIES (Cost $11,408,431)	$11,621,833

SHORT TERM INVESTMENTS - 46.7%
Money Market Funds - 46.7%
2,450,629	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$2,450,629
7,300,423	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	7,300,423
1,313,138	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	1,313,138

	TOTAL SHORT TERM INVESTMENTS (Cost $11,064,190)	$11,064,190

	TOTAL INVESTMENTS (Cost $22,472,621) - 95.8% (c)	$22,686,023
	Other Assets in Excess of Liabilities - 4.2%	1,001,799

	TOTAL NET ASSETS - 100.0%	$23,687,822

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,580,327.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Vanguard FTSE Europe ETF	5.6000% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	183,434	$11,351,610	$312,439
Total return of Vanguard FTSE Europe ETF	5.7100% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	569,031	35,177,496	1,031,838
Total return of Vanguard FTSE Europe ETF	5.8100% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	7,140	446,821	7,572
Total return of Vanguard FTSE Europe ETF	6.0500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	8,424	534,587	1,371
Total return of Vanguard FTSE Europe ETF	5.7100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	165,276	10,452,467	15,410

					$57,962,981	$1,368,630

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 7.4%
141,386	iShares MSCI Emerging Markets ETF (a)	$5,427,808

	TOTAL INVESTMENT COMPANIES (Cost $5,567,891)	$5,427,808

SHORT TERM INVESTMENTS - 98.5%
Money Market Funds - 98.5%
40,294,780	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$40,294,780
31,874,494	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	31,874,494
7	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 5.18% (b)	7

	TOTAL SHORT TERM INVESTMENTS (Cost $72,169,281)	$72,169,281

	TOTAL INVESTMENTS (Cost $77,737,172) - 105.9% (c)	$77,597,089
	Liabilities in Excess of Other Assets - (5.9)%	(4,304,434)

	TOTAL NET ASSETS - 100.0%	$73,292,655

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $43,837,268.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Emerging Markets ETF	5.7900% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	1,600,000	$62,800,000	$(685,066)
Total return of iShares MSCI Emerging Markets ETF	5.9200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	1,719,819	67,365,305	(1,169,920)
Total return of iShares MSCI Emerging Markets ETF	5.6000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	2,266,275	90,557,704	(2,604,439)

					$220,723,009	$(4,459,425)

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 109.4%
Money Market Funds - 109.4%
14,377,801	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$14,377,801
9,264,231	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	9,264,231

	TOTAL SHORT TERM INVESTMENTS (Cost $23,642,032) (b)	$23,642,032

	TOTAL INVESTMENTS (Cost $23,642,032) - 109.4%	$23,642,032
	Liabilities in Excess of Other Assets - (9.4)%	(2,034,994)

	TOTAL NET ASSETS - 100.0%	$21,607,038

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,092,364.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
5.5600% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	12/16/2024	800,000	$31,400,000	$332,886
5.4400% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/17/2024	490,860	19,394,409	445,319
5.3500% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/19/2024	397,624	15,890,764	437,559

					$66,685,173	$1,215,764

Direxion Daily MSCI Mexico Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 41.0%
102,765	iShares MSCI Mexico ETF (a)(b)	$6,850,315

	TOTAL INVESTMENT COMPANIES (Cost $6,293,642)	$6,850,315

SHORT TERM INVESTMENTS - 70.3%
Money Market Funds - 70.3%
7,561,237	Dreyfus Government Cash Management Institutional Shares, 5.23% (c)(d)	$7,561,237
1,465,864	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (c)	1,465,864
1,360,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	1,360,000
1,367,278	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (c)	1,367,278

	TOTAL SHORT TERM INVESTMENTS (Cost $11,754,379)	$11,754,379

	TOTAL INVESTMENTS (Cost $18,048,021) - 111.3% (e)	$18,604,694
	Liabilities in Excess of Other Assets - (11.3)%	(1,876,659)

	TOTAL NET ASSETS - 100.0%	$16,728,035

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,947,177.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Mexico ETF	5.8600% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	123,197	$7,950,188	$309,751
Total return of iShares MSCI Mexico ETF	4.8100% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	230,707	14,882,428	628,085
Total return of iShares MSCI Mexico ETF	5.8600% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	148,914	9,757,727	214,068
Total return of iShares MSCI Mexico ETF	6.0600% representing 1 month SOFR rate + spread	Barclays	12/23/2024	147,256	9,801,358	(54,823)

					$42,391,701	$1,097,081

Direxion Daily MSCI South Korea Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 51.1%
331,794	iShares MSCI South Korea ETF (a)	$19,731,789

	TOTAL INVESTMENT COMPANIES (Cost $19,797,213)	$19,731,789

SHORT TERM INVESTMENTS - 57.2%
Money Market Funds - 57.2%
3,097,570	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$3,097,570
19,025,369	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	19,025,369

	TOTAL SHORT TERM INVESTMENTS (Cost $22,122,939)	$22,122,939

	TOTAL INVESTMENTS (Cost $41,920,152) - 108.3% (c)	$41,854,728
	Liabilities in Excess of Other Assets - (8.3)%	(3,209,511)

	TOTAL NET ASSETS - 100.0%	$38,645,217

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,521,503.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI South Korea ETF	5.8100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	431,229	$26,074,368	$(218,656)
Total return of iShares MSCI South Korea ETF	5.9100% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	99,640	6,181,916	(173,029)
Total return of iShares MSCI South Korea ETF	5.7600% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	1,026,694	64,643,139	(2,682,797)
Total return of iShares MSCI South Korea ETF	5.9600% representing 1 month SOFR rate + spread	Barclays	12/23/2024	60,142	3,663,994	(98,803)

					$100,563,417	$(3,173,285)

Direxion Daily Aerospace & Defense Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 74.4%
Administrative and Support Services - 0.1%
3,769	V2X, Inc. (a)	$146,576

Computer and Electronic Product Manufacturing - 21.7%
25,519	L3 Harris Technologies, Inc.	5,318,670
23,124	Leonardo DRS, Inc. (a)	448,837
17,029	Mercury Computer Systems, Inc. (a)	505,080
9,385	Moog, Inc. Class A	1,312,023
10,572	Northrop Grumman Corp.	4,723,146
230,223	Raytheon Technologies Corp.	20,977,920

		33,285,676

Credit Intermediation and Related Activities - 0.1%
15,066	Smith & Wesson Brands, Inc.	196,762

Electrical Equipment, Appliance, and Component Manufacturing - 3.5%
21,856	Axon Enterprise, Inc. (a)	5,443,455

Fabricated Metal Product Manufacturing - 3.6%
29,857	BWX Technologies, Inc.	2,432,748
12,483	Curtiss-Wright Corp.	2,778,341
5,787	Sturm, Ruger & Co, Inc.	252,661

		5,463,750

Merchant Wholesalers, Durable Goods - 3.6%
27,458	Hexcel Corp.	1,822,937
12,969	Huntington Ingalls Industries, Inc.	3,357,933
9,211	Kaman Corp.	414,956

		5,595,826

Miscellaneous Manufacturing - 3.7%
5,891	Cadre Holdings, Inc.	200,235
63,985	Textron, Inc.	5,420,170

		5,620,405

Primary Metal Manufacturing - 3.6%
97,068	Howmet Aerospace, Inc.	5,461,046

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.3%
85,653	Rocket Lab USA, Inc. (a)	415,417

Textile Mills - 0.1%
1,711	National Presto Industries, Inc.	135,460

Transportation Equipment Manufacturing - 34.1%
10,947	AAR Corp. (a)	665,797
8,582	AeroVironment, Inc. (a)	1,035,333
60,594	Archer Aviation, Inc. (a)	292,669
91,055	Boeing Co. (a)	19,216,247
4,429	Ducommun, Inc. (a)	218,571
20,153	General Dynamics Corp.	5,340,343
21,843	HEICO Corp.	3,090,129
11,485	HEICO Corp. Class A	2,062,591
42,090	Kratos Defense & Security Solutions, Inc. (a)	712,584
22,621	Lockheed Martin Corp.	9,713,684
37,434	Spirit AeroSystems Holdings, Inc. (a)	1,027,938
5,269	TransDigm Group, Inc.	5,757,331
25,090	Triumph Group, Inc. (a)	406,458
116,135	Virgin Galactic Holdings, Inc. (a)(b)	206,720
19,724	Woodward, Inc.	2,717,375

		52,463,770

	TOTAL COMMON STOCKS (Cost $109,549,236)	$114,228,143

SHORT TERM INVESTMENTS - 28.6%
Money Market Funds - 28.6%
32,825,815	Dreyfus Government Cash Management Institutional Shares, 5.23% (c)(d)	$32,825,815
1,240,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	1,240,001
9,873,445	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (c)	9,873,445

	TOTAL SHORT TERM INVESTMENTS (Cost $43,939,261)	$43,939,261

	TOTAL INVESTMENTS (Cost $153,488,497) - 103.0% (e)	$158,167,404
	Liabilities in Excess of Other Assets - (3.0)%	(4,691,522)

	TOTAL NET ASSETS - 100.0%	$153,475,882

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $135,220,592.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Dow Jones U.S. Select Aerospace & Defense Index	6.1000% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	2,340	$72,195,084	$(183,015)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	5.9100% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	580	18,121,816	(245,459)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	5.8600% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	6,218	195,271,477	(3,184,359)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	5.9600 % representing 1 month SOFR rate + spread	Barclays	12/23/2024	2,005	62,951,707	(1,081,126)

					$348,540,084	$(4,693,959)

Direxion Daily Consumer Discretionary Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 74.4%
Accommodation - 4.8%
2,758	Airbnb, Inc. (a)	$397,538
1,369	Caesars Entertainment Inc. (a)	60,058
1,627	Hilton Worldwide Holdings, Inc.	310,692
2,343	Las Vegas Sands Corp.	114,620
1,565	Marriott International, Inc. Class A	375,177
1,734	MGM Resorts International (a)	75,204

		1,333,289

Administrative and Support Services - 3.5%
222	Booking Holdings, Inc. (a)	778,658
1,496	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	190,740

		969,398

Amusement, Gambling, and Recreation Industries - 0.2%
609	Wynn Resorts Ltd.	57,508

Apparel Manufacturing - 1.4%
731	Lululemon Athletica, Inc. (a)	331,742
252	Ralph Lauren Corp.	36,205
2,098	VF Corp.	34,533

		402,480

Building Material and Garden Equipment and Supplies Dealers - 6.9%
3,661	Lowe’s Companies, Inc.	779,207
2,826	The Home Depot, Inc.	997,465
686	Tractor Supply Co.	154,076

		1,930,748

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 3.8%
1,443	Bath & Body Works, Inc.	61,558
2,149	Ross Stores, Inc.	301,462
7,259	TJX Companies, Inc.	688,952

		1,051,972

Construction of Buildings - 2.9%
1,912	D.R. Horton, Inc.	273,244
1,587	Lennar Corp. Class A	237,812
20	NVR, Inc. (a)	141,506
1,368	PulteGroup, Inc.	143,038

		795,600

Electrical Equipment, Appliance, and Component Manufacturing - 0.1%
348	Whirlpool Corp.	38,113

Food Services and Drinking Places - 9.0%
174	Chipotle Mexican Grill, Inc. (a)	419,126
763	Darden Restaurants, Inc.	124,049
222	Domino’s Pizza, Inc.	94,621
3,317	McDonald’s Corp.	970,952
7,249	Starbucks Corp.	674,374
1,779	Yum! Brands, Inc.	230,363

		2,513,485

Funds, Trusts, and Other Financial Vehicles - 0.4%
971	Garmin Ltd. ADR (Switzerland)	116,025

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.3%
1,229	Best Buy Co., Inc.	89,090

General Merchandise Retailers - 18.9%
32,706	Amazon.com, Inc. (a)	5,075,971
3,293	eBay, Inc.	135,244
759	Etsy, Inc. (a)	50,519

		5,261,734

Health and Personal Care Retailers - 0.6%
312	Ulta Beauty, Inc. (a)	156,640

Leather and Allied Product Manufacturing - 3.0%
7,766	NIKE, Inc. Class B	788,482
1,455	Tapestry, Inc.	56,439

		844,921

Management of Companies and Enterprises - 0.6%
6,392	Carnival Corp. ADR (Panama) (a)	105,979
2,699	Norwegian Cruise Line Holdings Ltd. ADR (a)	48,042

		154,021

Merchant Wholesalers, Durable Goods - 1.2%
890	Genuine Parts Co.	124,805
1,698	LKQ Corp.	79,246
335	Mohawk Industries, Inc. (a)	34,924
246	Pool Corp.	91,327

		330,302

Miscellaneous Manufacturing - 0.1%
827	Hasbro, Inc.	40,482

Motor Vehicle and Parts Dealers - 2.7%
112	AutoZone, Inc. (a)	309,358
1,006	CarMax, Inc. (a)	71,607
376	O’Reilly Automotive, Inc. (a)	384,667

		765,632

Support Activities for Transportation - 0.5%
846	Expedia, Inc. (a)	125,487

Transportation Equipment Manufacturing - 13.5%
1,794	Aptiv PLC ADR (United Kingdom) (a)	145,906
1,491	BorgWarner, Inc.	50,545
24,946	Ford Motor Co.	292,367
8,688	General Motors Co.	337,094
15,600	Tesla Motors, Inc. (a)	2,921,724

		3,747,636

	TOTAL COMMON STOCKS (Cost $19,965,656)	$20,724,563

SHORT TERM INVESTMENTS - 35.5%
Money Market Funds - 35.5%
3,561,546	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$3,561,546
4,670,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	4,670,001
1,644,024	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	1,644,024

	TOTAL SHORT TERM INVESTMENTS (Cost $9,875,571)	$9,875,571

	TOTAL INVESTMENTS (Cost $29,841,227) - 109.9% (c)	$30,600,134
	Liabilities in Excess of Other Assets - (9.9)%	(2,744,517)

	TOTAL NET ASSETS - 100.0%	$27,855,617

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,038,202.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Consumer Discretionary Select Sector Index	5.9000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	8,390	$14,748,213	$(345,845)
Total return of Consumer Discretionary Select Sector Index	5.9100% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	3,164	5,633,407	(212,683)
Total return of Consumer Discretionary Select Sector Index	5.8600% representing 1 month SOFR rate + spread	Barclays	12/23/2024	24,836	44,646,093	(2,058,809)

					$65,027,713	$(2,617,337)

Direxion Daily Dow Jones Internet Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 67.0%
Accommodation - 2.0%
25,938	Airbnb, Inc. (a)	$3,738,703

Administrative and Support Services - 2.9%
30,149	Cloudflare, Inc. (a)	2,383,279
53,916	Roblox Corp. (a)	2,092,480
49,559	Teladoc Health, Inc. (a)	962,931

		5,438,690

Amusement, Gambling, and Recreation Industries - 1.1%
55,813	DraftKings, Inc. (a)	2,179,498

Computer and Electronic Product Manufacturing - 11.9%
47,201	Alphabet, Inc. Class A (a)	6,612,860
39,726	Alphabet, Inc. Class C (a)	5,633,147
15,773	Arista Networks, Inc. (a)	4,080,160
111,864	Cisco Systems, Inc.	5,613,335
268,696	CommScope Holding Co., Inc. (a)	623,375

		22,562,877

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.3%
64,532	Pinterest, Inc. (a)	2,418,014

Food Services and Drinking Places - 1.5%
26,876	DoorDash, Inc. (a)	2,800,479

General Merchandise Retailers - 8.1%
75,734	Amazon.com, Inc. (a)	11,753,917
54,391	eBay, Inc.	2,233,838
19,540	Etsy, Inc. (a)	1,300,583

		15,288,338

Motion Picture and Sound Recording Industries - 3.6%
12,012	Netflix, Inc. (a)	6,776,089

Motor Vehicle and Parts Dealers - 0.6%
27,562	Carvana Co. (a)	1,186,820

Professional, Scientific, and Technical Services - 15.5%
29,116	Ciena Corp. (a)	1,543,148
18,261	GoDaddy, Inc. (a)	1,947,718
53,044	Juniper Networks, Inc.	1,960,506
45,905	Match Group, Inc. (a)	1,761,834
26,934	Meta Platforms, Inc. (a)	10,508,031
36,929	Nutanix, Inc. (a)	2,075,410
130,103	Snap, Inc. (a)	2,067,337
19,324	Snowflake, Inc. (a)	3,780,547
12,762	Workday, Inc. (a)	3,714,635

		29,359,166

Publishing Industries - 15.5%
17,793	Akamai Technologies, Inc. (a)	2,192,631
13,752	Atlassian Corp. (a)	3,434,837
40,958	Box, Inc. (a)	1,064,089
50,463	Confluent, Inc. (a)	1,128,353
24,480	Datadog, Inc. (a)	3,046,291
32,980	DocuSign, Inc. (a)	2,009,141
49,288	Dropbox, Inc. (a)	1,561,444
46,281	Fastly, Inc. (a)	931,174
22,998	Okta, Inc. (a)	1,900,785
23,700	Salesforce.com, Inc. (a)	6,661,833
28,285	Smartsheet, Inc. (a)	1,271,976
13,805	Veeva Systems, Inc. (a)	2,863,295
72,065	ZoomInfo Technologies, Inc. (a)	1,155,923

		29,221,772

Telecommunications - 3.0%
61,400	PayPal Holdings, Inc. (a)	3,766,890
29,310	Zoom Video Communications, Inc. (a)	1,893,719

		5,660,609

	TOTAL COMMON STOCKS (Cost $106,368,325)	$126,631,055

SHORT TERM INVESTMENTS - 40.6%
Money Market Funds - 40.6%
30,653,629	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$30,653,629
46,158,137	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	46,158,137

	TOTAL SHORT TERM INVESTMENTS (Cost $76,811,766)	$76,811,766

	TOTAL INVESTMENTS (Cost $183,180,091) - 107.6% (c)	$203,442,821
	Liabilities in Excess of Other Assets - (7.6)%	(14,440,890)

	TOTAL NET ASSETS - 100.0%	$189,001,931

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $149,747,620.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones Internet Composite Index	5.8100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	240,022	$193,745,012	$14,578,686
Total return of Dow Jones Internet Composite Index	5.8800% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	86,674	70,238,876	4,954,404
Total return of Dow Jones Internet Composite Index	5.7100% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	96,085	81,028,841	2,516,715
Total return of Dow Jones Internet Composite Index	5.8100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	81,178	68,836,509	1,546,631

					$413,849,238	$23,596,436

Direxion Daily Dow Jones Internet Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 115.7%
Money Market Funds - 115.7%
10,141,397	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$10,141,397
18,593,084	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	18,593,084

	TOTAL SHORT TERM INVESTMENTS (Cost $28,734,481) (b)	$28,734,481

	TOTAL INVESTMENTS (Cost $28,734,481) - 115.7%	$28,734,481
	Liabilities in Excess of Other Assets - (15.7)%	(3,892,151)

	TOTAL NET ASSETS - 100.0%	$24,842,330

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,868,347.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.6100% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/11/2024	14,358	$11,885,723	$(611,090)
5.6400% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	J.P. Morgan	12/16/2024	38,892	31,791,388	(1,969,376)
5.5100% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	UBS Securities LLC	12/17/2024	7,435	6,366,787	(112,719)
5.5100% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	Citibank N.A.	12/19/2024	24,599	21,363,552	(65,548)

					$71,407,450	$(2,758,733)

Direxion Daily Financial Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 70.4%
Administrative and Support Services - 7.1%
10,463	FactSet Research System, Inc.	$4,979,551
19,901	FleetCor Technologies, Inc. (a)	5,769,897
43,360	Moody’s Corp.	16,998,854
439,219	Visa, Inc. Class A	120,020,984

		147,769,286

Amusement, Gambling, and Recreation Industries - 0.4%
71,752	Global Payments, Inc.	9,559,519

Chemical Manufacturing - 1.0%
157,708	IntercontinentalExchange, Inc.	20,080,960

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.1%
165,387	Fiserv, Inc. (a)	23,463,454

Credit Intermediation and Related Activities - 26.7%
158,627	American Express Co.	31,842,784
1,897,108	Bank of America Corp.	64,520,643
211,916	Bank of New York Mellon Corp.	11,752,861
104,938	Capital One Financial Corp.	14,200,210
527,369	Citigroup, Inc.	29,622,317
128,462	Citizens Financial Group, Inc.	4,200,707
36,326	Comerica, Inc.	1,910,021
68,900	Discover Financial Services	7,270,328
163,259	Fidelity National Information Services, Inc.	10,164,505
187,657	Fifth Third Bancorp	6,425,376
399,011	Huntington Bancshares, Inc.	5,079,410
796,606	JPMorgan Chase & Co.	138,896,222
257,986	KeyCorp	3,748,537
45,725	M&T Bank Corp.	6,314,623
228,183	MasterCard, Inc. Class A	102,506,649
57,047	Northern Trust Corp.	4,543,223
109,754	PNC Financial Services Group, Inc.	16,595,902
256,280	Regions Financial Corp.	4,784,748
85,044	State Street Corp.	6,282,200
114,038	Synchrony Financial	4,432,657
367,486	Truist Financial Corp.	13,619,031
429,016	U.S. Bancorp	17,821,325
1,000,686	Wells Fargo & Co.	50,214,424
40,819	Zions Bancorp	1,710,316

		558,459,019

Funds, Trusts, and Other Financial Vehicles - 0.3%
61,574	T. Rowe Price Group, Inc.	6,677,700

Insurance Carriers and Related Activities - 20.7%
146,534	Aflac, Inc.	12,358,678
72,109	Allstate Corp.	11,194,922
193,445	American International Group, Inc.	13,446,362
55,176	Aon PLC ADR (United Kingdom)	16,466,174
102,823	Arch Capital Group Ltd. ADR (a)	8,475,700
59,492	Arthur J. Gallagher & Co.	13,811,663
14,490	Assurant, Inc.	2,433,595
501,335	Berkshire Hathaway, Inc. Class B (a)	192,382,293
65,081	Brown & Brown, Inc.	5,047,682
112,418	Chubb Limited ADR (Switzerland)	27,542,410
43,234	Cincinnati Financial Corp.	4,790,327
11,963	Everest Re Group Ltd. ADR	4,605,396
23,604	Globe Life, Inc.	2,899,043
82,873	Hartford Financial Services Group, Inc.	7,206,636
50,444	Loews Corp.	3,675,350
135,861	Marsh & McLennan Companies, Inc.	26,335,296
171,321	MetLife, Inc.	11,875,972
60,436	Principal Financial Group, Inc.	4,780,488
161,212	Progressive Corp.	28,736,039
99,462	Prudential Financial, Inc.	10,436,548
62,929	Travelers Companies, Inc.	13,300,673
56,128	W.R. Berkley Corp.	4,595,761
28,461	Willis Towers Watson PLC ADR (Ireland)	7,009,944

		433,406,952

Professional, Scientific, and Technical Services - 0.2%
20,056	Jack Henry & Associates, Inc.	3,325,886

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 12.0%
27,882	Ameriprise Financial, Inc.	10,785,594
38,524	BlackRock, Inc.	29,829,518
29,086	CBOE Holdings, Inc.	5,347,461
410,068	Charles Schwab Corp.	25,801,479
99,195	CME Group, Inc.	20,418,299
77,688	Franklin Resources, Inc.	2,068,831
89,851	Goldman Sachs Group, Inc.	34,503,683
123,870	Invesco Ltd. ADR (a)	1,960,862
10,440	MarketAxess Holdings, Inc.	2,354,324
348,252	Morgan Stanley	30,381,505
21,786	MSCI, Inc. Class A	13,041,535
93,797	NASDAQ OMX Group, Inc.	5,418,653
51,778	Raymond James Financial, Inc.	5,704,900
89,279	S&P Global, Inc.	40,028,240
195,783	The Blackstone Group, Inc.	24,365,194

		252,010,078

Telecommunications - 0.9%
297,082	PayPal Holdings, Inc. (a)	18,225,981

	TOTAL COMMON STOCKS (Cost $1,338,480,356)	$1,472,978,835

SHORT TERM INVESTMENTS - 32.5%
Money Market Funds - 32.5%
353,151,538	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$353,151,538
168,975,049	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	168,975,049
54,248,457	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	54,248,457
103,936,452	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	103,936,452

	TOTAL SHORT TERM INVESTMENTS (Cost $680,311,496)	$680,311,496

	TOTAL INVESTMENTS (Cost $2,018,791,852) - 102.9% (c)	$2,153,290,331
	Liabilities in Excess of Other Assets - (2.9)%	(59,563,027)

	TOTAL NET ASSETS - 100.0%	$2,093,727,304

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,543,820,212.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Financials Select Sector Index	6.2000% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	1,108,694	$492,637,092	$33,533,480
Total return of Financials Select Sector Index	6.0500% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	1,628,276	729,431,551	44,820,989
Total return of Financials Select Sector Index	6.0600% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	1,127,231	512,714,381	23,520,762
Total return of Financials Select Sector Index	6.1900% representing 1 month SOFR rate + spread	Societe Generale	12/16/2024	1,111,605	513,061,287	14,874,414
Total return of Financials Select Sector Index	5.9600% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	1,235,532	558,610,448	28,601,840
Total return of Financials Select Sector Index	5.8200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	832,027	380,489,059	14,868,725
Total return of Financials Select Sector Index	6.1100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	695,392	320,116,753	10,366,695
Total return of Financials Select Sector Index	5.8600% representing 1 month SOFR rate + spread	Barclays	12/23/2024	2,325,333	1,060,212,328	45,643,209

					$4,567,272,899	$216,230,114

Direxion Daily Financial Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 117.3%
Money Market Funds - 117.3%
54,965,217	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$54,965,217
36,002,832	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (a)	36,002,832
67,991,123	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	67,991,123

	TOTAL SHORT TERM INVESTMENTS (Cost $158,959,172) (b)	$158,959,172

	TOTAL INVESTMENTS (Cost $158,959,172) - 117.3%	$158,959,172
	Liabilities in Excess of Other Assets - (17.3)%	(23,500,335)

	TOTAL NET ASSETS - 100.0%	$135,458,837

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $110,413,872.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.8100% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	Goldman Sachs	12/10/2024	178,561	$84,813,794	$(436,240)
5.8600% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	Bank of America Merrill Lynch	12/11/2024	276,531	125,394,881	(6,272,719)
5.8400% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	Société Generale	12/16/2024	158,000	69,499,459	(5,549,810)
5.7900% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	J.P. Morgan	12/16/2024	167,613	76,973,447	(2,947,347)
5.5600% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	UBS Securities LLC	12/17/2024	69,868	31,949,938	(1,260,849)

					$388,631,519	$(16,466,965)

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 76.8%
Ambulatory Health Care Services - 1.1%
1,524	DaVita, Inc. (a)	$164,836
2,403	Laboratory Corp. of America Holdings	534,187
1,650	Molina Healthcare, Inc. (a)	588,126
3,182	Quest Diagnostics, Inc.	408,664
33,949	Viatris, Inc.	399,580

		2,095,393

Chemical Manufacturing - 29.9%
49,963	AbbVie, Inc.	8,213,917
15,145	Amgen, Inc.	4,759,468
4,100	Biogen, Inc. (a)	1,011,306
4,475	Bio-Techne Corp.	314,682
57,581	Bristol-Myers Squibb Co.	2,813,983
5,102	Catalent, Inc. (a)	263,467
22,567	Eli Lilly and Company	14,569,481
35,261	Gilead Sciences, Inc.	2,759,526
5,264	Incyte Corp. (a)	309,365
71,710	Merck & Co., Inc.	8,661,134
159,788	Pfizer, Inc.	4,327,059
3,031	Regeneron Pharmaceuticals, Inc. (a)	2,857,566
7,292	Vertex Pharmaceuticals, Inc. (a)	3,160,207
2,094	West Pharmaceutical Services, Inc.	781,125
12,992	Zoetis, Inc.	2,440,028

		57,242,314

Computer and Electronic Product Manufacturing - 8.2%
8,280	Agilent Technologies, Inc.	1,077,228
593	Bio-Rad Laboratories, Inc. (a)	190,288
18,610	Danaher Corp.	4,464,725
11,079	GE HealthCare Technologies, Inc.	812,755
6,932	Hologic, Inc. (a)	516,018
2,352	IDEXX Laboratories, Inc. (a)	1,211,468
4,495	Illumina, Inc. (a)	642,830
3,492	PerkinElmer, Inc.	374,273
10,934	Thermo Fisher Scientific, Inc.	5,893,207
1,673	Waters Corp. (a)	531,529

		15,714,321

Health and Personal Care Retailers - 1.4%
36,347	CVS Health Corp.	2,703,126

Hospitals - 1.0%
5,605	HCA Healthcare, Inc.	1,708,965
1,726	Universal Health Services, Inc. Class B	274,106

		1,983,071

Insurance Carriers and Related Activities - 11.3%
15,117	Centene Corp. (a)	1,138,461
8,281	Cigna Corp.	2,492,167
6,649	Elevance Health, Inc.	3,280,883
3,485	Humana, Inc.	1,317,539
26,174	UnitedHealth Group, Inc.	13,394,283

		21,623,333

Machinery Manufacturing - 0.4%
614	Mettler-Toledo International, Inc. (a)	735,075

Management of Companies and Enterprises - 2.9%
49,110	Abbott Laboratories	5,556,796

Merchant Wholesalers, Durable Goods - 0.2%
3,695	Henry Schein, Inc. (a)	276,534

Merchant Wholesalers, Nondurable Goods - 2.0%
6,975	Cardinal Health, Inc.	761,600
4,718	Cencora, Inc.	1,097,784
3,765	McKesson Corp.	1,882,086

		3,741,470

Miscellaneous Manufacturing - 17.2%
2,015	Align Technology, Inc. (a)	538,650
14,356	Baxter International, Inc.	555,434
8,210	Becton, Dickinson & Co.	1,960,630
41,436	Boston Scientific Corp. (a)	2,621,241
5,996	Dentsply Sirona, Inc.	208,361
10,934	DexCom, Inc. (a)	1,326,841
17,163	Edwards Lifesciences Corp. (a)	1,346,781
1,976	Insulet Corp. (a)	377,159
9,963	Intuitive Surgical, Inc. (a)	3,768,206
68,124	Johnson & Johnson	10,824,903
37,654	Medtronic PLC ADR (Ireland)	3,296,231
4,163	ResMed, Inc.	791,803
2,796	Steris PLC ADR (Ireland)	612,184
9,567	Stryker Corp.	3,209,537
1,330	Teleflex, Inc.	322,964
1,402	The Cooper Companies, Inc.	522,988
5,913	Zimmer Biomet Holdings, Inc.	742,673

		33,026,586

Professional, Scientific, and Technical Services - 1.2%
1,452	Charles River Laboratories International, Inc. (a)	314,039
5,182	IQVIA Holdings, Inc. (a)	1,079,048
9,387	Moderna, Inc. (a)	948,556

		2,341,643

	TOTAL COMMON STOCKS (Cost $143,990,099)	$147,039,662

SHORT TERM INVESTMENTS - 23.3%
Money Market Funds - 23.3%
23,663,968	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$23,663,968
3,376	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	3,376
20,943,351	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	20,943,351

	TOTAL SHORT TERM INVESTMENTS (Cost $44,610,695)	$44,610,695

	TOTAL INVESTMENTS (Cost $188,600,794) - 100.1% (c)	$191,650,357
	Liabilities in Excess of Other Assets - (0.1)% (†)	(3,308)

	TOTAL NET ASSETS - 100.0%	$191,647,049

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $146,707,754.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Health Care Select Sector Index	5.9000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	156,398	$210,543,430	$10,099,375
Total return of Health Care Select Sector Index	5.9500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	77,201	106,133,735	2,853,362
Total return of Health Care Select Sector Index	5.9100% representing 1 month SOFR rate + spread	Barclays	12/23/2024	68,124	92,573,552	3,627,108

					$409,250,717	$16,579,845

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 71.5%
Building Material and Garden Equipment and Supplies Dealers - 6.4%
37,046	Lowe’s Companies, Inc.	$7,884,871
34,308	MasterBrand, Inc. (a)	482,713
23,708	The Home Depot, Inc.	8,367,976

		16,735,560

Construction of Buildings - 41.6%
18,671	Beazer Homes USA, Inc. (a)	592,804
17,922	Century Communities, Inc.	1,553,838
191,006	D.R. Horton, Inc.	27,296,668
14,378	Dream Finders Home, Inc. (a)	472,605
16,106	Green Brick Partners , Inc. (a)	840,250
48,526	KB Home	2,891,664
8,239	Lennar Corp.	1,143,161
158,546	Lennar Corp. Class A	23,758,118
12,993	LGI Homes, Inc. (a)	1,533,304
37,857	M.D.C Holdings, Inc.	2,369,091
17,650	M/I Homes, Inc. (a)	2,248,963
23,301	Meritage Homes Corp.	3,858,879
2,015	NVR, Inc. (a)	14,256,709
136,644	PulteGroup, Inc.	14,287,497
68,101	Taylor Morrison Home Corp. (a)	3,550,786
68,120	Toll Brothers, Inc.	6,767,722
61,512	TRI Pointe Group, Inc. (a)	2,124,009

		109,546,068

Fabricated Metal Product Manufacturing - 1.0%
15,442	PGT Innovations, Inc. (a)	636,519
11,548	Simpson Manufacturing Company, Inc.	2,090,073

		2,726,592

Furniture and Related Product Manufacturing - 0.1%
4,445	American Woodmark Corp. (a)	405,739

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.2%
6,185	Ethan Allen Interiors, Inc.	180,169
28,843	Floor & Decor Holdings, Inc. (a)	2,900,452

		3,080,621

Machinery Manufacturing - 0.2%
34,125	Hayward Holdings, Inc. (a)	427,245

Management of Companies and Enterprises - 0.6%
40,424	AZEK Company, Inc. (a)	1,558,749

Merchant Wholesalers, Durable Goods - 6.0%
17,094	Beacon Roofing Supply, Inc. (a)	1,416,922
33,398	Builders FirstSource, Inc. (a)	5,802,235
34,129	Fortune Brands Home & Security, Inc.	2,648,069
36,082	Leggett & Platt, Inc.	837,463
8,656	Lennox International, Inc.	3,706,153
14,305	Mohawk Industries, Inc. (a)	1,491,296

		15,902,138

Merchant Wholesalers, Nondurable Goods - 3.1%
26,966	The Sherwin Williams Co.	8,207,911

Nonmetallic Mineral Product Manufacturing - 2.3%
9,440	Eagle Materials, Inc.	2,136,083
24,053	Owens Corning	3,644,751
8,928	Quanex Building Products Corp.	278,732

		6,059,566

Specialty Trade Contractors - 3.9%
14,946	Installed Building Products, Inc.	2,912,228
20,136	TopBuild Corp. (a)	7,432,802

		10,345,030

Wood Product Manufacturing - 5.1%
4,908	Cavco Industries, Inc. (a)	1,629,063
23,064	JELD-WEN Holding, Inc. (a)	428,991
60,761	Masco Corp.	4,088,608
5,927	Masonite International Corp. ADR (a)	545,580
33,945	Skyline Champion Corp. (a)	2,324,554
29,390	Trex Company, Inc. (a)	2,394,697
16,729	UFP Industries, Inc.	1,897,905

		13,309,398

	TOTAL COMMON STOCKS (Cost $165,705,598)	$188,304,617

SHORT TERM INVESTMENTS - 31.4%
Money Market Funds - 31.4%
30,946,987	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$30,946,987
32,655,812	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	32,655,812
70,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	70,000
18,882,519	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	18,882,519

	TOTAL SHORT TERM INVESTMENTS (Cost $82,555,318)	$82,555,318

	TOTAL INVESTMENTS (Cost $248,260,916) - 102.9% (c)	$270,859,935
	Liabilities in Excess of Other Assets - (2.9)%	(7,537,104)

	TOTAL NET ASSETS - 100.0%	$263,322,831

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $209,948,339.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Home Construction Index	6.1000% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	1,449	$23,295,501	$2,409,406
Total return of Dow Jones U.S. Select Home Construction Index	5.8600% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	11,640	200,589,826	6,056,226
Total return of Dow Jones U.S. Select Home Construction Index	5.8600% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	6,050	104,302,119	3,273,286
Total return of Dow Jones U.S. Select Home Construction Index	5.8600% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	4,250	75,764,596	(96,951)
Total return of Dow Jones U.S. Select Home Construction Index	5.8100% representing 1 month SOFR rate + spread	Barclays	12/23/2024	10,267	183,907,124	(1,453,221)

					$587,859,166	$10,188,746

Direxion Daily Industrials Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 66.0%
Administrative and Support Services - 4.8%
446	Allegion PLC ADR (Ireland)	$55,255
2,089	Automatic Data Processing, Inc.	513,434
598	Broadridge Financial Solutions, Inc.	122,112
625	Equifax, Inc.	152,712
538	Robert Half International, Inc.	42,793
1,426	Rollins, Inc.	61,760
1,862	Waste Management, Inc.	345,643

		1,293,709

Air Transportation - 1.2%
3,320	American Airlines Group, Inc. (a)	47,243
3,269	Delta Air Lines, Inc.	127,949
3,028	Southwest Airlines Co.	90,507
1,666	United Continental Holdings, Inc. (a)	68,939

		334,638

Building Material and Garden Equipment and Supplies Dealers - 0.3%
269	Snap-on, Inc.	77,991

Computer and Electronic Product Manufacturing - 6.3%
1,172	AMETEK, Inc.	189,923
1,785	Fortive Corp.	139,551
963	L3 Harris Technologies, Inc.	200,708
720	Northrop Grumman Corp.	321,667
2,080	Otis Worldwide Corp.	183,955
7,304	Raytheon Technologies Corp.	665,541

		1,701,345

Couriers and Messengers - 3.0%
1,175	FedEx Corp.	283,516
3,675	United Parcel Service, Inc. Class B	521,482

		804,998

Electrical Equipment, Appliance, and Component Manufacturing - 2.2%
625	A.O. Smith Corp.	48,506
358	Axon Enterprise, Inc. (a)	89,164
2,896	Emerson Electric Co.	265,650
312	Generac Holdings, Inc. (a)	35,465
583	Rockwell Automation, Inc.	147,662

		586,447

Fabricated Metal Product Manufacturing - 0.5%
840	Pentair PLC ADR (Ireland)	61,463
779	Stanley Black & Decker, Inc.	72,680

		134,143

Food Services and Drinking Places - 0.3%
1,113	Veralto Corp.	85,356

Machinery Manufacturing - 13.0%
4,262	Carrier Global Corp.	233,174
2,592	Caterpillar, Inc.	778,403
720	Cummins, Inc.	172,296
1,360	Deere & Co.	535,269
5,528	General Electric Co.	732,018
384	IDEX Corp.	81,216
2,056	Ingersoll Rand, Inc.	164,192
275	Nordson Corp.	69,223
652	Parker Hannifin Corp.	302,854
1,160	Trane Technologies PLC ADR (Ireland)	292,378
1,225	Xylem, Inc.	137,739

		3,498,762

Merchant Wholesalers, Durable Goods - 4.9%
626	Builders FirstSource, Inc. (a)	108,755
440	Cintas Corp.	266,011
4,439	Copart, Inc. (a)	213,249
2,903	Fastenal Co.	198,072
272	Hubbell, Inc.	91,275
202	Huntington Ingalls Industries, Inc.	52,302
3,456	Johnson Controls International PLC ADR (Ireland)	182,097
225	W.W. Grainger, Inc.	201,519

		1,313,280

Merchant Wholesalers, Nondurable Goods - 1.4%
1,391	Illinois Tool Works, Inc.	362,912

Miscellaneous Manufacturing - 1.7%
2,806	3M Co.	264,746
711	Dover Corp.	106,494
996	Textron, Inc.	84,371

		455,611

National Security and International Affairs - 0.3%
699	Leidos Holdings, Inc.	77,218

Primary Metal Manufacturing - 0.4%
1,987	Howmet Aerospace, Inc.	111,789

Professional, Scientific, and Technical Services - 3.8%
2,029	Eaton Corporation PLC ADR (Ireland)	499,296
640	Jacobs Solutions, Inc.	86,253
1,633	Paychex, Inc.	198,785
249	Paycom Software, Inc.	47,370
737	Verisk Analytics, Inc. Class A	178,008

		1,009,712

Publishing Industries - 0.2%
792	Dayforce, Inc. (a)	55,060

Rail Transportation - 4.1%
10,039	CSX Corp.	358,392
3,097	Union Pacific Corp.	755,451

		1,113,843

Rental and Leasing Services - 0.8%
344	United Rentals, Inc.	215,138

Specialty Trade Contractors - 0.5%
738	Quanta Services, Inc.	143,209

Support Activities for Transportation - 1.8%
592	C.H. Robinson Worldwide, Inc.	49,781
739	Expeditors International of Washington, Inc.	93,358
414	J.B. Hunt Transport Services, Inc.	83,206
1,149	Norfolk Southern Corp.	270,291

		496,636

Transit and Ground Passenger Transportation - 2.5%
10,454	Uber Technologies, Inc. (a)	682,333

Transportation Equipment Manufacturing - 10.3%
2,889	Boeing Co. (a)	609,694
1,150	General Dynamics Corp.	304,738
3,349	Honeywell International, Inc.	677,369
1,122	Lockheed Martin Corp.	481,798
2,658	Paccar, Inc.	266,837
281	TransDigm Group, Inc.	307,043
910	Wabtec Corp.	119,729

		2,767,208

Truck Transportation - 0.7%
454	Old Dominion Freight Line, Inc.	177,523

Waste Management and Remediation Services - 0.7%
1,038	Republic Services, Inc.	177,623

Wood Product Manufacturing - 0.3%
1,141	Masco Corp.	76,777

	TOTAL COMMON STOCKS (Cost $17,462,363)	$17,753,261

SHORT TERM INVESTMENTS - 35.5%
Money Market Funds - 35.5%
4,145,675	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$4,145,675
4,500,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	4,500,000
912,385	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	912,385

	TOTAL SHORT TERM INVESTMENTS (Cost $9,558,060)	$9,558,060

	TOTAL INVESTMENTS (Cost $27,020,423) - 101.5% (c)	$27,311,321
	Liabilities in Excess of Other Assets - (1.5)%	(412,225)

	TOTAL NET ASSETS - 100.0%	$26,899,096

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,717,645.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Industrials Select Sector Index	5.8600% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	7,770	$8,625,103	$167,379
Total return of Industrials Select Sector Index	5.8100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	12,800	14,525,294	(33,352)
Total return of Industrials Select Sector Index	5.6600% representing 1 month SOFR rate + spread	Barclays	12/23/2024	34,690	39,099,752	199,543

					$62,250,149	$333,570

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 71.9%
Administrative and Support Services - 2.9%
14,377	Royalty Pharma PLC ADR (United Kingdom)	$408,163

Ambulatory Health Care Services - 7.2%
5,852	Axsome Therapeutics, Inc. (a)	526,856
41,787	Viatris, Inc.	491,833

		1,018,689

Chemical Manufacturing - 54.4%
3,640	Amphastar Pharmaceuticals, Inc. (a)	194,230
2,123	ANI Pharmaceuticals, Inc. (a)	118,506
8,162	Bristol-Myers Squibb Co.	398,877
8,934	Cassava Sciences, Inc. (a)	213,969
11,046	Catalent, Inc. (a)	570,415
2,824	Collegium Pharmaceutical, Inc. (a)	93,079
8,436	Corcept Therapeutics, Inc. (a)	178,000
18,484	CymaBay Therapeutics, Inc. (a)	434,559
32,094	Elanco Animal Health, Inc. (a)	473,065
685	Eli Lilly and Company	442,243
4,912	Evolus, Inc. (a)	62,333
7,397	Harmony Biosciences Holdings, Inc. (a)	233,301
6,758	Innoviva, Inc. (a)	109,480
6,811	Intra-Cellular Therapies, Inc. (a)	458,653
3,412	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	418,721
1,123	Ligand Pharmaceuticals, Inc. (a)	82,091
3,963	Merck & Co., Inc.	478,651
37,278	Organon & Co.	620,679
6,237	Pacira Pharmaceuticals, Inc. (a)	203,264
13,857	Perrigo Co. PLC ADR (Ireland)	444,533
14,273	Pfizer, Inc.	386,513
6,661	Pliant Therapeutics, Inc. (a)	119,365
2,754	Prestige Consumer Healthcare, Inc. (a)	169,481
28,662	Revance Therapeutics, Inc. (a)	144,170
4,997	Supernus Pharmaceuticals, Inc. (a)	138,317
4,451	Theravance Biopharma, Inc. ADR (a)	42,195
2,227	Zoetis, Inc.	418,253

		7,646,943

Merchant Wholesalers, Nondurable Goods - 3.5%
11,826	Amneal Pharmaceuticals, Inc. (a)	63,269
18,374	Amylxy Pharmaceuticals, Inc. (a)	293,984
5,075	Tarsus Pharmaceuticals, Inc. (a)	138,243

		495,496

Miscellaneous Manufacturing - 3.0%
2,660	Johnson & Johnson	422,674

Professional, Scientific, and Technical Services - 0.9%
3,039	Arvinas, Inc. (a)	126,119

	TOTAL COMMON STOCKS (Cost $10,017,427)	$10,118,084

SHORT TERM INVESTMENTS - 32.6%
Money Market Funds - 32.6%
3,322,870	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$3,322,870
1,040,595	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	1,040,595
217,740	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	217,740

	TOTAL SHORT TERM INVESTMENTS (Cost $4,581,205)	$4,581,205

	TOTAL INVESTMENTS (Cost $14,598,632) - 104.5% (c)	$14,699,289
	Liabilities in Excess of Other Assets - (4.5)%	(636,151)

	TOTAL NET ASSETS - 100.0%	$14,063,138

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,931,981.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Pharmaceuticals Select Industry Index	5.9500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	2,954	$13,557,800	$606,743
Total return of S&P Pharmaceuticals Select Industry Index	5.7600 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	2,092	9,621,962	420,975
Total return of S&P Pharmaceuticals Select Industry Index	5.9100 % representing 1 month SOFR rate + spread	Barclays	12/23/2024	1,601	7,342,480	341,174

					$30,522,242	$1,368,892

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 73.6%
Accommodation - 1.0%
34,218	Host Hotels & Resorts, Inc.	$657,670

Administrative and Support Services - 1.5%
14,160	Iron Mountain, Inc.	956,083

Professional, Scientific, and Technical Services - 2.3%
10,247	Extra Space Storage, Inc.	1,480,077

Real Estate - 58.4%
7,582	Alexandria Real Estate Equities, Inc.	916,664
22,612	American Tower Corp.	4,424,038
6,890	AvalonBay Communities, Inc.	1,233,379
7,001	Boston Properties, Inc.	465,566
5,179	Camden Property Trust	485,997
14,786	CBRE Group, Inc. Class A (a)	1,276,180
21,054	Crown Castle International Corp.	2,279,095
14,693	Digital Realty Trust, Inc.	2,063,779
16,762	Equity Residential	1,008,905
3,115	Essex Property Trust, Inc.	726,636
3,565	Federal Realty Investment Trust	362,667
26,535	Healthpeak Properties, Inc.	490,897
27,900	Invitation Homes, Inc.	918,747
32,254	Kimco Realty Corp.	651,531
5,657	Mid-America Apartment Communities, Inc.	714,932
44,817	Prologis, Inc.	5,677,866
7,672	Public Storage	2,172,634
40,337	Realty Income Corp.	2,193,929
7,969	Regency Centers Corp.	499,417
15,826	Simon Property Group, Inc.	2,193,642
14,679	UDR, Inc.	528,738
19,520	Ventas, Inc.	905,533
50,177	VICI Properties, Inc.	1,511,331
26,847	Welltower, Inc.	2,322,534
35,407	Weyerhaeuser Co.	1,160,287

		37,184,924

Telecommunications - 7.8%
4,551	Equinix, Inc.	3,776,283
5,236	SBA Communications Corp.	1,172,131

		4,948,414

Web Search Portals, Libraries, Archives, and Other Information Services - 2.6%
19,806	CoStar Group, Inc. (a)	1,653,405

	TOTAL COMMON STOCKS (Cost $46,544,520)	$46,880,573

SHORT TERM INVESTMENTS - 28.0%
Money Market Funds - 28.0%
6,322,559	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$6,322,559
11,520,403	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	11,520,403

	TOTAL SHORT TERM INVESTMENTS (Cost $17,842,962)	$17,842,962

	TOTAL INVESTMENTS (Cost $64,387,482) - 101.6% (c)	$64,723,535
	Liabilities in Excess of Other Assets - (1.6)%	(1,057,801)

	TOTAL NET ASSETS - 100.0%	$63,665,734

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $52,776,491.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Real Estate Select Sector Index	5.3600% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	456,276	$84,625,052	$817,687
Total return of Real Estate Select Sector Index	5.8400% representing 1 month SOFR rate + spread	J.P. Morgan	1/13/2025	312,640	58,973,225	(493,524)

					$143,598,277	$324,163

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 96.4%
Money Market Funds - 96.4%
52,156,421	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$52,156,421
49,216,466	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	49,216,466

	TOTAL SHORT TERM INVESTMENTS (Cost $101,372,887) (b)	$101,372,887

	TOTAL INVESTMENTS (Cost $101,372,887) - 96.4%	$101,372,887
	Other Assets in Excess of Liabilities - 3.6%	3,834,119

	TOTAL NET ASSETS - 100.0%	$105,207,006

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $62,332,834.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
5.1600% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	Bank of America Merrill Lynch	12/11/2024	436,035	$83,159,185	$1,621,402
5.1100% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	UBS Securities LLC	12/17/2024	453,766	87,395,332	2,431,079
5.5800% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	J.P. Morgan	1/13/2025	794,164	153,229,347	4,836,267

					$323,783,864	$8,888,748

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 79.9%
Credit Intermediation and Related Activities - 73.5%
11,037	1st Source Corp.	$576,904
12,594	Amerant Bancorp, Inc.	284,750
85,723	Ameris Bancorp	4,255,290
400,333	Associated Banc-Corp	8,410,996
82,851	Atlantic Union Bankshares Corp.	2,830,190
147,916	Axos Financial, Inc. (a)	8,198,984
16,340	BancFirst Corp.	1,446,253
83,776	Bank of Hawaii Corp.	5,297,156
179,751	Bank OZK	8,108,568
162,767	BankUnited, Inc.	4,599,795
41,012	Banner Corp.	1,910,339
46,606	Berkshire Hills Bancorp, Inc.	1,118,544
48,129	BOK Financial Corp.	4,035,135
93,629	Brookline Bancorp, Inc.	1,013,066
301,578	Cadence Bank	8,028,006
10,072	Camden National Corp.	362,894
204,064	Capitol Federal Financial, Inc.	1,293,766
88,062	Cathay General Bancorp	3,625,513
737,176	Citizens Financial Group, Inc.	24,105,655
14,086	City Holding Co.	1,439,730
9,730	Coastal Financial Corp. (a)	388,227
314,643	Columbia Banking System, Inc.	6,343,203
137,466	Commerce Bancshares, Inc.	7,164,728
70,697	Community Bank System, Inc.	3,235,802
9,994	Community Trust Bancorp, Inc.	414,751
22,522	ConnectOne Bancorp, Inc.	514,402
52,563	Customers Bancorp, Inc. (a)	2,808,967
195,199	CVB Financial Corp.	3,273,487
30,846	Dime Community Bancshares, Inc.	703,597
57,578	Eagle Bancorp, Inc.	1,427,359
196,589	East West Bancorp, Inc.	14,313,645
188,809	Eastern Bankshares, Inc.	2,635,774
30,041	Enterprise Financial Services Corp.	1,250,607
486,533	F.N.B. Corp.	6,412,505
32,329	FB Financial Corp.	1,204,255
31,809	First Bancorp	1,099,319
238,896	First BanCorp ADR	3,984,785
17,651	First Bancshares, Inc.	448,865
27,728	First Busey Corp.	652,717
116,381	First Commonwealth Financial Corp.	1,630,498
66,572	First Financial Bancorp	1,492,544
132,867	First Financial Bankshares, Inc.	4,149,436
8,378	First Financial Corp.	330,261
218,630	First Hawaiian, Inc.	4,742,085
1,500,493	First Horizon National Corp.	21,367,020
38,295	First Merchants Corp.	1,294,754
19,060	Flushing Finanicial Corp.	305,532
245,741	Fulton Financial Corp.	3,831,102
151,942	Glacier Bancorp, Inc.	5,874,078
6,001	Great Southern Bancorp, Inc.	312,592
137,491	Hancock Holding Co.	6,202,219
36,442	Hanmi Financial Corp. Class A	610,403
28,152	HarborOne Bancorp, Inc.	307,420
33,707	Heartland Financial USA, Inc.	1,195,587
49,410	Heritage Commerce Corp.	439,255
37,368	Heritage Financial Corp.	752,965
63,988	Hilltop Holdings, Inc.	2,014,982
163,654	Hope Bancorp, Inc.	1,813,286
32,309	Horizon Bancorp, Inc.	423,571
1,820,506	Huntington Bancshares, Inc.	23,175,041
48,590	Independent Bank Corp. (Massachusetts)	2,725,413
12,380	Independent Bank Corp. (Michigan)	314,947
53,079	Independent Bank Group, Inc.	2,566,370
44,494	International Bancshares Corp.	2,351,953
58,356	Kearny Financial Corp.	421,914
57,109	Lakeland Bancorp, Inc.	758,979
25,244	Lakeland Financial Corp.	1,690,338
32,699	Live Oak Bancshares, Inc.	1,189,263
164,554	M&T Bank Corp.	22,724,907
7,080	Mercantile Bank Corp.	283,837
38,491	Meta Financial Group, Inc.	1,993,064
11,249	Midland States Bancorp, Inc.	295,399
33,807	NBT Bancorp, Inc.	1,202,515
2,241,040	New York Community Bancorp, Inc.	14,499,529
6,945	Nicolet Bankshares, Inc. (a)	540,113
132,927	Northwest Bancshares, Inc.	1,644,307
75,996	OceanFirst Financial Corp.	1,309,411
39,392	OFG Bancorp ADR	1,448,444
412,623	Old National Bancorp	6,795,901
31,246	Old Second Bancorp, Inc.	425,571
17,869	Origin Bancorp, Inc.	545,005
105,152	Pacific Premier Bancorp, Inc.	2,667,706
9,892	Park National Corp.	1,292,687
13,271	Peapack-Gladstone Financial Corp.	366,014
20,663	Peoples Bancorp, Inc.	605,426
100,865	Pinnacle Financial Partners, Inc.	8,914,449
81,442	Popular, Inc. ADR	6,959,219
18,480	Preferred Bank	1,327,603
29,365	Premier Financial Corp.	613,435
142,764	Prosperity Bancshares, Inc.	9,124,047
117,530	Provident Financial Services, Inc.	1,945,122
1,251,590	Regions Financial Corp.	23,367,185
46,853	Renasant Corp.	1,481,960
27,043	S&T Bancorp, Inc.	901,614
42,686	Sandy Spring Bancorp, Inc.	1,040,685
95,013	Seacoast Banking Corp. of Florida	2,333,519
122,228	Simmons First National Corp.	2,323,554
25,897	Southside Bancshares, Inc.	810,576
34,127	Stellar Bancorp, Inc.	854,199
308,780	Synovus Financial Corp.	11,628,655
111,883	Texas Capital Bancshares, Inc. (a)	6,824,863
82,420	TFS Financial Corp.	1,097,834
67,086	The Bancorp, Inc. (a)	2,927,633
10,533	Tompkins Financial Corp.	520,225
43,547	Towne Bank	1,224,106
16,812	TriCo Bancshares	611,116
32,364	Triumph Bancorp, Inc. (a)	2,286,517
635,822	Truist Financial Corp.	23,563,563
16,258	TrustCo Bank Corp. NY	469,856

61,965	Trustmark Corp.	1,672,435
64,413	UMB Financial Corp.	5,314,073
139,538	United Bankshares, Inc.	5,002,437
143,322	United Community Banks, Inc.	3,918,423
23,134	Univest Corp. of Pennsylvania	491,366
737,051	Valley National Bancorp	7,090,431
79,929	Washington Federal, Inc.	2,321,138
21,263	Washington Trust Bancorp, Inc.	591,324
255,652	Webster Financial Corp.	12,649,661
35,797	WesBanco, Inc.	1,050,284
24,329	Westamerica Bancorp	1,160,980
354,582	Western Alliance Bancorp	22,679,065
79,311	Wintrust Financial Corp.	7,691,581
53,552	WSFS Financial Corp.	2,383,600
560,695	Zions Bancorp	23,493,121

		512,803,627

Management of Companies and Enterprises - 6.3%
402,995	Banc of California, Inc.	5,553,271
22,409	Byline Bancorp, Inc.	489,413
36,795	Central Pacific Financial Corp.	709,040
19,809	Colmombia Financial, Inc. (a)	356,166
107,429	Cullen/Frost Bankers, Inc.	11,400,365
135,915	First Foundation, Inc.	1,293,911
132,813	First Interstate BancSystem, Inc.	3,655,014
227,697	Home Bancshares, Inc.	5,337,218
18,656	Metropolitan Bank Holding Corp. (a)	904,629
34,044	National Bank Holdings Corp.	1,191,540
44,038	ServisFirst Bancshares, Inc.	2,956,711
94,484	South State Corp.	7,851,620
18,221	Stock Yards Bancorp, Inc.	905,948
62,283	Veritex Holdings, Inc.	1,308,566

		43,913,412

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
22,413	CrossFirst Bankshares, Inc. (a)	316,472
11,537	QCR Holdings, Inc.	673,876

		990,348

	TOTAL COMMON STOCKS (Cost $528,952,732)	$557,707,387

SHORT TERM INVESTMENTS - 36.7%
Money Market Funds - 36.7%
119,514,176	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$119,514,176
13,667,639	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	13,667,639
12,440,305	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	12,440,305
110,404,268	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	110,404,268

	TOTAL SHORT TERM INVESTMENTS (Cost $256,026,388)	$256,026,388

	TOTAL INVESTMENTS (Cost $784,979,120) - 116.6% (c)	$813,733,775
	Liabilities in Excess of Other Assets - (16.6)%	(115,953,230)

	TOTAL NET ASSETS - 100.0%	$697,780,545

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $642,011,895.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Regional Banks Select Industry Index	5.8600 % representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	180,000	$267,555,600	$11,897,856
Total return of S&P Regional Banks Select Industry Index	6.0600 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	206,578	338,089,108	(17,354,519)
Total return of S&P Regional Banks Select Industry Index	5.9600 % representing 1 month SOFR rate + spread	Societe Generale	12/16/2024	45,000	75,636,450	(5,817,057)
Total return of S&P Regional Banks Select Industry Index	5.8100 % representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	64,137	97,158,576	2,539,146
Total return of S&P Regional Banks Select Industry Index	5.8500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	45,316	72,701,365	(2,296,593)
Total return of S&P Regional Banks Select Industry Index	5.8600 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	242,215	391,937,992	(14,615,812)
Total return of S&P Regional Banks Select Industry Index	5.8100 % representing 1 month SOFR rate + spread	Barclays	12/23/2024	200,000	324,066,000	(13,935,123)

					$1,567,145,091	$(39,582,102)

Direxion Daily Retail Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 68.7%
Administrative and Support Services - 0.9%
30,085	Revolve Group, Inc. (a)	$433,525

Building Material and Garden Equipment and Supplies Dealers - 1.0%
2,195	Tractor Supply Co.	492,997

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 17.1%
5,922	Abercrombie & Fitch Co. Class A (a)	603,452
8,323	Academy Sports & Outdoors Inc.	522,102
23,089	American Eagle Outfitters, Inc.	457,624
12,392	Bath & Body Works, Inc.	528,643
6,285	Boot Barn Holdings, Inc. (a)	450,886
12,035	Caleres, Inc.	377,538
55,912	Designer Brands, Inc.	479,166
16,521	Foot Locker, Inc.	465,231
21,483	Gap, Inc.	401,517
4,167	Genesco, Inc. (a)	115,759
21,103	Guess?, Inc.	471,441
28,484	Nordstrom, Inc.	516,985
3,523	Ross Stores, Inc.	494,206
7,258	Shoe Carnival, Inc.	185,079
4,790	Signet Jewelers Ltd. ADR	476,509
9,114	The Buckle, Inc.	338,950
5,224	TJX Companies, Inc.	495,810
12,899	Urban Outfitters, Inc. (a)	490,162
17,742	Victoria’s Secret & Co. (a)	462,179

		8,333,239

Food and Beverage Retailers - 4.5%
20,990	Albertsons Companies, Inc. Class A	445,408
15,926	Grocery Outlet Holding Corp. (a)	394,646
2,029	Ingles Markets, Inc.	170,943
10,448	Kroger Co.	482,071
10,122	Sprouts Farmers Market, Inc. (a)	509,845
2,665	Weis Markets, Inc.	161,899

		2,164,812

Food Services and Drinking Places - 1.0%
1,734	Casey’s General Stores, Inc.	470,538

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.8%
6,297	Best Buy Co., Inc.	456,470
29,949	GameStop Corp. Class A (a)(b)	426,174

		882,644

General Merchandise Retailers - 15.4%
3,165	Amazon.com, Inc. (a)	491,208
7,063	BJ’s Wholesale Club Holdings, Inc. (a)	454,433
2,640	Burlington Stores, Inc. (a)	504,636
764	Costco Wholesale Corp.	530,888
1,274	Dillard’s, Inc. Class A	493,382
3,665	Dollar General Corp.	484,037
3,748	Dollar Tree, Inc. (a)	489,564
11,279	eBay, Inc.	463,229
5,817	Etsy, Inc. (a)	387,180
2,390	Five Below, Inc. (a)	428,909
18,896	Kohl’s Corp.	486,761
26,781	Macy’s, Inc.	489,824
6,267	PriceSmart, Inc.	476,417
3,442	Target Corp.	478,713
3,089	Wal-Mart Stores, Inc.	510,457
871	Winmark Corp.	314,144

		7,483,782

Health and Personal Care Retailers - 4.0%
42,150	Sally Beauty Holdings, Inc. (a)	519,288
969	Ulta Beauty, Inc. (a)	486,486
20,110	Walgreens Boots Alliance, Inc.	453,883
39,182	Warby Parker, Inc. (a)	499,571

		1,959,228

Merchant Wholesalers, Durable Goods - 0.4%
2,952	America’s Car-Mart, Inc. (a)	179,747

Miscellaneous Manufacturing - 1.0%
24,801	National Vision Holdings, Inc. (a)	471,467

Motor Vehicle and Parts Dealers - 11.2%
8,276	Advance Auto Parts, Inc.	553,251
2,163	Asbury Automotive Group, Inc. (a)	452,197
3,426	AutoNation, Inc. (a)	478,475
179	AutoZone, Inc. (a)	494,421
6,927	CarMax, Inc. (a)	493,064
11,568	Carvana Co. (a)	498,118
1,650	Group 1 Automotive, Inc.	429,099
7,566	MarineMax, Inc. (a)	211,848
1,318	Murphy USA, Inc.	464,621
491	O’Reilly Automotive, Inc. (a)	502,318
3,100	Penske Automotive Group, Inc.	459,947
7,948	Sonic Automotive, Inc.	401,851

		5,439,210

Printing and Related Support Activities - 0.1%
8,468	Arko Corp.	66,050

Rental and Leasing Services - 0.8%
11,489	Upbound Group, Inc.	381,435

Repair and Maintenance - 1.0%
13,284	Valvoline, Inc. (a)	484,733

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 7.5%
19,900	Camping World Holdings, Inc.	494,515
24,083	Chewy, Inc. (a)(b)	429,159
3,370	Dick’s Sporting Goods, Inc.	502,366
5,289	Hibbett Sports, Inc.	352,512
85,456	Leslie’s, Inc. (a)	573,410
12,582	Monro Muffler Brake, Inc.	400,862
6,452	Ollie’s Bargain Outlet Holdings, Inc. (a)	464,092
8,736	The ODP Corp. (a)	446,759

		3,663,675

Truck Transportation - 1.0%
1,725	Lithia Motors, Inc. Class A	508,617

	TOTAL COMMON STOCKS (Cost $30,876,760)	$33,415,699

SHORT TERM INVESTMENTS - 40.3%
Money Market Funds - 40.3%
12,290,354	Dreyfus Government Cash Management Institutional Shares, 5.23% (c)(d)	$12,290,354
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	1
7,325,634	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (c)	7,325,634

	TOTAL SHORT TERM INVESTMENTS (Cost $19,615,989)	$19,615,989

	TOTAL INVESTMENTS (Cost $50,492,749) - 109.0% (e)	$53,031,688
	Liabilities in Excess of Other Assets - (9.0)%	(4,413,243)

	TOTAL NET ASSETS - 100.0%	$48,618,445

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,747,298.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Retail Select Industry® Index	5.8100 % representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	6,380	$45,374,688	$606,611
Total return of S&P Retail Select Industry® Index	5.9000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	1,296	9,431,415	(89,830)
Total return of S&P Retail Select Industry® Index	5.7600 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	7,843	58,924,554	(2,435,376)

					$113,730,657	$(1,918,595)

Direxion Daily S&P 500® High Beta Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 56.5%
Accommodation - 1.8%
2,906	Airbnb, Inc. (a)	$418,871
9,468	Caesars Entertainment Inc. (a)	415,361
6,724	MGM Resorts International (a)	291,620

		1,125,852

Administrative and Support Services - 2.2%
1,507	Equifax, Inc.	368,220
1,095	FleetCor Technologies, Inc. (a)	317,473
773	Moody’s Corp.	303,047
2,919	Royal Caribbean Cruises Ltd. ADR (Liberia)(a)	372,173

		1,360,913

Amusement, Gambling, and Recreation Industries - 0.5%
2,458	Global Payments, Inc.	327,479

Apparel Manufacturing - 0.9%
613	Lululemon Athletica, Inc. (a)	278,192
18,677	VF Corp.	307,423

		585,615

Broadcasting and Content Providers - 1.2%
30,078	Paramount Global Class B	438,838
33,628	Warner Bros Discovery, Inc. (a)	336,953

		775,791

Chemical Manufacturing - 2.1%
2,406	Albemarle Corp.	276,065
7,578	Catalent, Inc. (a)	391,328
2,490	Celanese Corp.	364,262
1,928	PPG Industries, Inc.	271,925

		1,303,580

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.5%
7,941	Bath & Body Works, Inc.	338,763

Computer and Electronic Product Manufacturing - 13.3%
3,393	Advanced Micro Devices, Inc. (a)	568,972
2,164	Alphabet, Inc. Class C (a)	306,855
1,234	Arista Networks, Inc. (a)	319,211
303	Broadcom, Inc.	357,540
3,808	Enphase Energy, Inc. (a)	396,527
5,450	Fortinet, Inc. (a)	351,470
684	IDEXX Laboratories, Inc. (a)	352,315
2,462	Illumina, Inc. (a)	352,091
7,047	Intel Corp.	303,585
4,262	Microchip Technology, Inc.	363,037
3,571	Micron Technology, Inc.	306,213
808	Monolithic Power Systems, Inc.	486,998
914	NVIDIA Corp.	562,357
1,686	NXP Semiconductors NV ADR (Netherlands)	355,021
5,616	ON Semiconductor Corp. (a)	399,466
3,264	Qorvo, Inc. (a)	325,551
2,568	Qualcomm, Inc.	381,374
3,428	Skyworks Solutions, Inc.	358,089
3,681	Teradyne, Inc.	355,548
6,854	Trimble, Inc. (a)	348,594
6,719	Western Digital Corp. (a)	384,663
1,560	Zebra Technologies Corp. Class A (a)	373,698

		8,309,175

Credit Intermediation and Related Activities - 5.7%
2,711	Capital One Financial Corp.	366,852
9,919	Citizens Financial Group, Inc.	324,351
7,860	Comerica, Inc.	413,279
2,988	Discover Financial Services	315,294
4,756	Fidelity National Information Services, Inc.	296,108
28,194	KeyCorp	409,659
3,626	Northern Trust Corp.	288,775
8,860	Synchrony Financial	344,388
9,568	Truist Financial Corp.	354,590
10,474	Zions Bancorp	438,861

		3,552,157

Electrical Equipment, Appliance, and Component Manufacturing - 1.1%
3,936	Generac Holdings, Inc. (a)	447,405
2,221	Whirlpool Corp.	243,244

		690,649

Fabricated Metal Product Manufacturing - 1.1%
4,495	Pentair PLC ADR (Ireland)	328,899
3,578	Stanley Black & Decker, Inc.	333,827

		662,726

Funds, Trusts, and Other Financial Vehicles - 0.6%
3,562	T. Rowe Price Group, Inc.	386,299

General Merchandise Retailers - 1.6%
2,279	Amazon.com, Inc. (a)	353,701
6,387	eBay, Inc.	262,314
5,418	Etsy, Inc. (a)	360,622

		976,637

Machinery Manufacturing - 1.3%
2,261	Applied Materials, Inc.	371,482
526	Lam Research Corp.	434,040

		805,522

Management of Companies and Enterprises - 1.5%
32,178	Carnival Corp. ADR (Panama)(a)	533,511
23,908	Norwegian Cruise Line Holdings Ltd. ADR (a)	425,563

		959,074

Merchant Wholesalers, Durable Goods - 1.7%
608	KLA-Tencor Corp.	361,176
3,755	Mohawk Industries, Inc. (a)	391,459
900	Pool Corp.	334,125

		1,086,760

Mining (except Oil and Gas) - 0.5%
8,360	Freeport-McMoRan Copper & Gold, Inc.	331,808

Miscellaneous Manufacturing - 1.3%
1,812	Align Technology, Inc. (a)	484,384
2,247	Estee Lauder Companies, Inc. Class A	296,581

		780,965

Motion Picture and Sound Recording Industries - 0.6%
629	Netflix, Inc. (a)	354,825

Motor Vehicle and Parts Dealers - 0.5%
4,321	CarMax, Inc. (a)	307,569

Professional, Scientific, and Technical Services - 3.1%
1,368	EPAM Systems, Inc. (a)	380,454
10,576	Match Group, Inc. (a)	405,907
1,078	Meta Platforms, Inc. (a)	420,571
1,861	Paycom Software, Inc.	354,037
512	ServiceNow, Inc. (a)	391,885

		1,952,854

Publishing Industries - 5.9%
551	Adobe Systems, Inc. (a)	340,397
987	Ansys, Inc. (a)	323,568
1,586	Autodesk, Inc. (a)	402,543
1,006	Cadence Design Systems, Inc. (a)	290,191
5,174	Dayforce, Inc. (a)	359,696
328	Fair Isaac Corp. (a)	393,216
623	Intuit, Inc.	393,318
705	Microsoft Corp.	280,294
1,232	Salesforce.com, Inc. (a)	346,303
505	Synopsys, Inc. (a)	269,342
621	Tyler Technologies, Inc. (a)	262,528

		3,661,396

Real Estate - 0.9%
3,519	CBRE Group, Inc. Class A (a)	303,725
1,939	Digital Realty Trust, Inc.	272,352

		576,077

Rental and Leasing Services - 0.7%
646	United Rentals, Inc.	404,008

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.4%
11,597	Franklin Resources, Inc.	308,828
24,015	Invesco Ltd. ADR (a)	380,157
560	MSCI, Inc. Class A	335,227
3,639	The Blackstone Group, Inc.	452,874

		1,477,086

Support Activities for Transportation - 0.6%
2,603	Expedia, Inc. (a)	386,103

Telecommunications - 0.5%
5,139	PayPal Holdings, Inc. (a)	315,278

Transportation Equipment Manufacturing - 1.5%
3,864	Aptiv PLC ADR (United Kingdom)(a)	314,259
25,374	Ford Motor Co.	297,384
1,694	Tesla Motors, Inc. (a)	317,269

		928,912

Truck Transportation - 0.4%
665	Old Dominion Freight Line, Inc.	260,028

Wood Product Manufacturing - 0.5%
4,682	Masco Corp.	315,052

	TOTAL COMMON STOCKS (Cost $32,221,120)	$35,298,953

SHORT TERM INVESTMENTS - 48.7%
Money Market Funds - 48.7%
21,336,535	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$21,336,535
669,948	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	669,948
8,426,570	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	8,426,570

	TOTAL SHORT TERM INVESTMENTS (Cost $30,433,053)	$30,433,053

	TOTAL INVESTMENTS (Cost $62,654,173) - 105.2% (c)	$65,732,006
	Liabilities in Excess of Other Assets - (5.2)%	(3,239,536)

	TOTAL NET ASSETS - 100.0%	$62,492,470

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $43,664,383.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® High Beta Index	5.9000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	1,502	$27,167,590	$1,107,127
Total return of S&P 500® High Beta Index	5.3500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	2,203	41,035,504	458,993
Total return of S&P 500® High Beta Index	5.7100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	2,228	42,685,205	(730,091)
Total return of S&P 500® High Beta Index	5.7600% representing 1 month SOFR rate + spread	Barclays	12/23/2024	2,094	39,668,594	(218,703)

					$150,556,893	$617,326

Direxion Daily S&P 500® High Beta Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.4%
Money Market Funds - 104.4%
18,172,682	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$18,172,682
14,861,045	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	14,861,045
13,407,056	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	13,407,056

	TOTAL SHORT TERM INVESTMENTS (Cost $46,440,783) (b)	$46,440,783

	TOTAL INVESTMENTS (Cost $46,440,783) - 104.4%	$46,440,783
	Liabilities in Excess of Other Assets - (4.4)%	(1,962,569)

	TOTAL NET ASSETS - 100.0%	$44,478,214

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,754,217.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.3600% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/11/2024	1,321	$23,615,107	$(1,266,935)
5.6900% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	J.P. Morgan	12/16/2024	1,206	22,854,212	108,086
5.1300% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/17/2024	908	17,386,074	203,477
5.5100% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Barclays	12/23/2024	3,604	68,255,119	284,349

					$132,110,512	$(671,023)

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 71.3%
Administrative and Support Services - 0.3%
235,879	Day One Biopharmaceuticals (a)	$3,549,979

Ambulatory Health Care Services - 2.1%
190,015	CareDx, Inc. (a)	1,626,528
65,146	Keros Therapeutics, Inc. (a)	3,606,483
154,094	Natera, Inc. (a)	10,160,958
170,409	Vera Therapeutics, Inc. (a)	6,206,296

		21,600,265

Apparel Manufacturing - 0.2%
436,740	Sana Biotechnology, Inc. (a)	2,397,703

Chemical Manufacturing - 45.9%
452,760	89bio, Inc. (a)	4,482,324
60,038	AbbVie, Inc.	9,870,247
427,073	Acadia Pharmaceuticals Inc. (a)	11,065,461
543,249	ADMA Biologics, Inc. (a)	2,819,462
153,177	Agios Pharmaceuticals, Inc. (a)	3,464,864
346,477	Alkermes PLC ADR (Ireland) (a)	9,372,203
52,709	Alnylam Pharmaceuticals, Inc. (a)	9,113,913
80,001	Alpine Immune Sciences, Inc. (a)	2,128,827
33,309	Amgen, Inc.	10,467,686
793,745	Amicus Therapeutics, Inc. (a)	9,866,250
111,725	Arcellx, Inc. (a)	6,909,074
112,939	Arcturus Therapeutics Holdings, Inc. (a)	3,723,599
250,897	Arcus Biosciences Inc. (a)	3,798,581
380,390	Avid Bioservices, Inc. (a)	2,575,240
339,031	Beam Therapeutics, Inc. (a)(b)	8,272,356
953,658	BioCryst Pharmaceuticals, Inc. (a)	5,054,387
37,448	Biogen, Inc. (a)	9,236,924
271,026	Biohaven, Ltd. ADR (a)	12,055,236
96,400	BioMarin Pharmaceutical, Inc. (a)	8,490,912
101,470	Biomea Fusion, Inc. (a)(b)	1,834,578
1,301,861	bluebird bio, Inc. (a)	1,327,898
121,121	Blueprint Medicines Corp. (a)	9,632,753
275,513	BridgeBio Pharma, Inc. (a)	9,447,341
380,434	Caribou Biosciences, Inc. (a)	2,332,060
351,453	Catalyst Pharmaceuticals, Inc. (a)	5,060,923
147,715	Celldex Therapeutics, Inc. (a)	5,202,522
288,092	Cogent Biosciences, Inc. (a)	1,276,248
243,799	Crinetics Pharmaceuticals, Inc. (a)	8,893,788
139,302	Deciphera Pharmaceuticals, Inc. (a)	1,994,805
321,321	Denali Therapeutics, Inc. (a)	5,144,349
1,665,724	Geron Corp. (a)	3,064,932
113,391	Gilead Sciences, Inc.	8,873,980
224,277	Halozyme Therapeutics, Inc. (a)	7,591,776
738,312	ImmunityBio, Inc. (a)(b)	2,480,728
306,751	Immunogen, Inc. (a)	8,993,939
163,796	Incyte Corp. (a)	9,626,291
320,437	Insmed, Inc. (a)	8,908,149
308,735	Intellia Therapeutics, Inc. (a)	7,354,068
184,025	Ionis Pharmaceuticals, Inc. (a)	9,457,045
700,355	Ironwood Pharmaceuticals, Inc. Class A (a)	9,938,037
43,599	Karuna Therapeutics, Inc. (a)	13,664,799
95,669	Kiniksa Pharmaceuticals, Ltd. ADR (a)	1,686,644
83,851	Krystal Biotech, Inc. (a)	9,328,424
94,541	MacroGenics, Inc. (a)	1,351,936
43,003	Madrigal Pharmaceuticals, Inc. (a)	9,319,180
815,464	MannKind Corp. (a)	2,723,650
130,083	Mirum Pharmaceuticals, Inc. (a)	3,441,996
202,321	Morphic Holding, Inc. (a)	6,411,553
171,053	Myriad Genetics, Inc. (a)	3,658,824
76,395	Neurocrine Biosciences, Inc. (a)	10,677,729
1,608,588	Novavax, Inc. (a)(b)	6,434,352
207,001	Prothena Corp. PLC ADR (Ireland) (a)	5,876,758
339,275	PTC Therapeutics, Inc. (a)	8,851,685
91,365	RAPT Therapeutics, Inc. (a)	2,261,284
10,664	Regeneron Pharmaceuticals, Inc. (a)	10,053,806
120,587	REGENXBIO, Inc. (a)	1,485,632
462,459	Replimune Group Inc. (a)	3,588,682
121,409	Rhythm Pharmaceuticals, Inc. (a)	5,355,351
208,081	Rocket Pharmaceuticals, Inc. (a)	5,978,167
911,471	Roivant Sciences Ltd. ADR (Ireland) (a)	9,114,710
306,294	Sage Therapeutics, Inc. (a)	7,853,378
102,937	Sarepta Therapeutics, Inc. (a)	12,248,474
107,494	Scholar Rock Holding Corp. (a)	1,499,541
51,776	Soleno Therapeutics, Inc. (a)	2,399,818
144,060	SpringWorks Therapeutics, Inc. (a)	6,357,368
402,563	Syndax Pharmaceuticals Inc. (a)	8,248,516
569,974	TG Therapeutics, Inc. (a)	9,256,378
428,305	Travere Therapeutics, Inc. (a)	3,824,764
229,141	Twist Bioscience Corp. (a)	7,424,168
221,459	Ultragenyx Pharmaceutical, Inc. (a)	9,768,556
368,032	uniQure N.V. ADR (Netherlands) (a)	2,046,258
37,075	United Therapeutics Corp. (a)	7,962,969
159,141	Veracyte, Inc. (a)	3,981,708
105,602	Vericel Corp. (a)	4,538,774
25,598	Vertex Pharmaceuticals, Inc. (a)	11,093,661
202,087	Viridian Therapeutics, Inc. (a)	3,890,175
119,576	Xencor, Inc. (a)	2,236,071

		487,099,495

Hospitals - 0.9%
126,789	Nuvalent, Inc. (a)	9,530,729

Merchant Wholesalers, Durable Goods - 0.3%
163,711	Dyne Therapeutics, Inc. (a)	3,503,415

Merchant Wholesalers, Nondurable Goods - 3.4%
450,918	Akero Therapeutics, Inc. (a)	9,744,338
208,844	Cabaletta Bio, Inc. (a)(b)	4,277,125
167,451	Protagonist Therapeutics Inc. (a)	4,187,950
326,892	Relay Therapeutics, Inc. (a)	3,023,751
412,437	Viking Therapeutics, Inc. (a)	9,956,229
359,397	Zentalis Pharmaceuticals, Inc. (a)	4,258,854

		35,448,247

Miscellaneous Manufacturing - 0.1%
181,325	MiMedx Group, Inc. (a)	1,403,455

Professional, Scientific, and Technical Services - 15.5%
85,273	4D Molecular Therapeutics, Inc. (a)	1,470,959
190,521	Alector, Inc. (a)	1,135,505
231,561	Anavex Life Sciences Corp. (a)(b)	1,382,419
142,825	Apellis Pharmaceuticals, Inc. (a)	9,039,394
1,372,740	Ardelyx, Inc. (a)	11,984,020
364,353	Arrowhead Pharmaceuticals, Inc. (a)	11,695,731
195,833	Avidity Biosciences, Inc. (a)	2,395,038
138,815	Crispr Therapeutics AG ADR (Switzerland) (a)	8,738,404
262,749	Cytokinetics, Inc. (a)	20,528,579
539,229	Dynavax Technologies Corp. (a)	6,966,839

355,576	Editas Medicine, Inc. (a)	2,499,699
138,439	Exact Sciences Corp. (a)	9,053,911
407,255	Exelixis, Inc. (a)	8,861,869
192,960	IDEAYA Biosciences, Inc. (a)	8,399,549
103,033	Inhibrx, Inc. (a)	3,969,862
150,963	Kura Oncology, Inc. (a)	3,040,395
119,949	Kymera Therapeutics, Inc. (a)	3,931,928
111,538	Moderna, Inc. (a)	11,270,915
1,009,127	Recursion Pharmaceuticals, Inc. (a)(b)	9,495,885
364,361	Revolution Medicines, Inc. (a)	10,111,018
158,098	Vaxcyte, Inc. (a)	11,291,359
304,353	Verve Therapeutics, Inc. (a)(b)	3,293,100
398,165	Vir Biotechnology, Inc. (a)	3,742,751

		164,299,129

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.7%
141,185	Cerevel Therapeutics Holdings, Inc. (a)	5,915,651
39,782	Disc Medicine, Inc. (a)	2,615,667
228,624	Immunovant Inc. (a)	8,324,200
620,131	Scilex Holding Co. (a)(b)	1,017,015

		17,872,533

Support Activities for Transportation - 0.9%
1,244,997	Iovance Biotherapeutics, Inc. (a)	9,623,827

	TOTAL COMMON STOCKS (Cost $721,331,680)	$756,328,777

SHORT TERM INVESTMENTS - 33.0%
Money Market Funds - 33.0%
196,474,824	Dreyfus Government Cash Management Institutional Shares, 5.23% (c)(d)	$196,474,824
35,035,070	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (c)	35,035,070
15,540,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	15,540,000
103,521,274	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (c)	103,521,274

	TOTAL SHORT TERM INVESTMENTS (Cost $350,571,168)	$350,571,168

	TOTAL INVESTMENTS (Cost $1,071,902,848) - 104.3% (e)	$1,106,899,945
	Liabilities in Excess of Other Assets - (4.3)%	(45,974,144)

	TOTAL NET ASSETS - 100.0%	$1,060,925,801

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $895,335,911.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Biotechnology Select Industry Index	5.8100% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	48,000	$296,252,640	$28,174,272
Total return of S&P Biotechnology Select Industry Index	5.8600% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	63,772	399,895,963	31,344,166
Total return of S&P Biotechnology Select Industry Index	5.8100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	66,838	416,582,193	35,686,600
Total return of S&P Biotechnology Select Industry Index	5.6100% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	17,095	106,726,820	8,967,882
Total return of S&P Biotechnology Select Industry Index	5.8800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	60,000	395,643,166	10,318,477
Total return of S&P Biotechnology Select Industry Index	5.8300% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	54,485	373,371,537	(3,846,943)
Total return of S&P Biotechnology Select Industry Index	6.2600% representing 1 month SOFR rate + spread	Barclays	12/23/2024	45,846	298,807,034	11,759,266

					$2,287,279,353	$122,403,720

Direxion Daily S&P Biotech Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 119.9%
Money Market Funds - 119.9%
54,994,898	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$54,994,898
11,349,403	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (a)	11,349,403
26,880,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	26,880,000
46,149,055	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	46,149,055

	TOTAL SHORT TERM INVESTMENTS (Cost $139,373,356) (b)	$139,373,356

	TOTAL INVESTMENTS (Cost $139,373,356) - 119.9%	$139,373,356
	Liabilities in Excess of Other Assets - (19.9)%	(23,104,439)

	TOTAL NET ASSETS - 100.0%	$116,268,917

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $87,413,513.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.6100% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Goldman Sachs	12/10/2024	5,559	$34,472,693	$(3,123,643)
5.6100% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/11/2024	6,701	46,843,780	1,296,638
5.3900% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/16/2024	10,599	72,591,178	635,961
5.4200% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/17/2024	2,314	15,147,513	(514,571)
5.5800% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/19/2024	11,566	82,504,797	3,934,497
5.5600% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Barclays	12/23/2024	14,440	101,941,458	4,088,444

					$353,501,419	$6,317,326

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 79.1%
Computer and Electronic Product Manufacturing - 64.8%
3,697,937	Advanced Micro Devices, Inc. (a)	$620,107,055
1,221,458	Analog Devices, Inc.	234,959,661
4,235,146	ASE Technology Holding Co., Ltd. ADR (Taiwan)	39,344,506
484,542	Broadcom, Inc.	571,759,560
8,052,041	Intel Corp.	346,881,926
943,209	Lattice Semiconductor Corp. (a)	57,403,700
4,020,043	Marvell Technology, Inc.	272,156,911
2,685,724	Microchip Technology, Inc.	228,769,970
2,943,105	Micron Technology, Inc.	252,371,254
435,441	MKS Instruments, Inc.	46,352,694
314,963	Monolithic Power Systems, Inc.	189,834,499
958,303	NVIDIA Corp.	589,615,087
1,097,582	NXP Semiconductors NV ADR (Netherlands)	231,117,842
2,966,547	ON Semiconductor Corp. (a)	211,010,488
667,971	Qorvo, Inc. (a)	66,623,427
2,788,659	Qualcomm, Inc.	414,143,748
738,675	Rambus, Inc. (a)	50,621,398
1,101,901	Skyworks Solutions, Inc.	115,104,578
1,761,232	STMicroelectronics NV ADR (Netherlands)	77,705,556
2,069,158	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	233,732,088
1,053,213	Teradyne, Inc.	101,729,844
1,467,341	Texas Instruments, Inc.	234,950,641
4,835,246	United Microelectronics Corp. ADR (Taiwan) (b)	37,279,747
856,603	Wolfspeed, Inc. (a)	27,882,428

		5,251,458,608

Machinery Manufacturing - 9.8%
1,496,609	Applied Materials, Inc.	245,892,859
294,698	ASML Holding NV ADR (Netherlands)	256,334,214
221,936	Axcelis Technologies, Inc. (a)	28,862,777
313,330	Lam Research Corp.	258,550,516

		789,640,366

Merchant Wholesalers, Durable Goods - 4.5%
1,031,675	Entegris, Inc.	121,428,148
411,726	KLA-Tencor Corp.	244,581,713

		366,009,861

	TOTAL COMMON STOCKS (Cost $5,421,923,129)	$6,407,108,835

SHORT TERM INVESTMENTS - 25.5%
Money Market Funds - 25.5%
845,545,191	Dreyfus Government Cash Management Institutional Shares, 5.23% (c)(d)	$845,545,191
631,020,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (c)	631,020,000
74,272,352	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (c)	74,272,352
520,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 5.21% (c)	520,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,070,837,543)	$2,070,837,543

	TOTAL INVESTMENTS (Cost $7,492,760,672) - 104.6% (e)	$8,477,946,378
	Liabilities in Excess of Other Assets - (4.6)%	(371,836,291)

	TOTAL NET ASSETS - 100.0%	$8,106,110,087

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,190,742,460.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of ICE Semiconductor Index	6.2600% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	2,243,521	$1,978,433,978	$245,552,631
Total return of ICE Semiconductor Index	6.1900% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	3,002,376	3,123,779,757	(128,781,030)
Total return of ICE Semiconductor Index	5.9600% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	2,837,274	2,541,388,662	272,708,024
Total return of ICE Semiconductor Index	5.9900% representing 1 month SOFR rate + spread	Société Generale	12/16/2024	200,000	192,822,000	5,458,147
Total return of ICE Semiconductor Index	5.9500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	780,363	721,047,608	52,770,361
Total return of ICE Semiconductor Index	6.1500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	1,776,091	1,666,222,011	94,545,971
Total return of ICE Semiconductor Index	6.1700% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	3,207,967	3,109,331,170	78,464,192
Total return of ICE Semiconductor Index	6.1600% representing 1 month SOFR rate + spread	Barclays	12/23/2024	3,895,302	3,732,120,362	135,407,320

					$17,065,145,548	$756,125,616

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 113.3%
Money Market Funds - 113.3%
467,300,185	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$467,300,185
153,262,696	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (a)	153,262,696
166,443,245	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	166,443,245
165,977,265	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	165,977,265

	TOTAL SHORT TERM INVESTMENTS (Cost $952,983,391) (b)	$952,983,391

	TOTAL INVESTMENTS (Cost $952,983,391) - 113.3%	$952,983,391
	Liabilities in Excess of Other Assets - (13.3)%	(112,200,024)

	TOTAL NET ASSETS - 100.0%	$840,783,367

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $617,415,659.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.4100% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	BNP Paribas	12/4/2024	313,815	$309,753,647	$(2,391,631)
5.8400% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Goldman Sachs	12/10/2024	525,951	533,579,861	9,049,343
5.7600% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Bank of America Merrill Lynch	12/11/2024	216,845	212,416,515	(2,938,764)
5.7900% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Société Generale	12/16/2024	200,000	192,822,000	(5,509,566)
5.6600% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	J.P. Morgan	12/16/2024	182,587	168,708,562	(12,410,832)
5.7200% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	UBS Securities LLC	12/17/2024	212,856	200,563,845	(10,860,376)
5.8900% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Citibank N.A.	12/19/2024	196,596	189,730,868	(5,315,119)
5.6400% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Barclays	12/23/2024	678,105	655,041,136	(19,195,397)

					$2,462,616,434	$(49,572,342)

Direxion Daily Technology Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 76.5%
Administrative and Support Services - 0.3%
19,646	Gartner, Inc. (a)	$8,986,866

Computer and Electronic Product Manufacturing - 39.8%
406,747	Advanced Micro Devices, Inc. (a)	68,207,404
150,630	Amphenol Corp. Class A	15,228,693
125,422	Analog Devices, Inc.	24,126,176
2,631,665	Apple, Inc.	485,279,026
63,485	Arista Networks, Inc. (a)	16,422,300
106,719	Broadcom, Inc.	125,928,420
1,019,608	Cisco Systems, Inc.	51,163,930
34,391	Enphase Energy, Inc. (a)	3,581,135
160,483	Fortinet, Inc. (a)	10,349,549
218,955	HP, Inc.	6,286,198
1,061,285	Intel Corp.	45,720,158
229,848	International Business Machines Corp.	42,213,884
32,235	Jabil Circuit, Inc.	4,038,723
44,719	Keysight Technologies, Inc. (a)	6,853,634
136,216	Microchip Technology, Inc.	11,602,879
276,451	Micron Technology, Inc.	23,705,673
12,088	Monolithic Power Systems, Inc.	7,285,679
41,796	Motorola Solutions, Inc.	13,353,822
52,571	NetApp, Inc.	4,584,191
212,101	NVIDIA Corp.	130,499,382
64,904	NXP Semiconductors NV ADR (Netherlands)	13,666,835
108,449	ON Semiconductor Corp. (a)	7,713,977
24,506	Qorvo, Inc. (a)	2,444,228
280,154	Qualcomm, Inc.	41,605,671
26,859	Roper Technologies, Inc.	14,423,283
48,971	Seagate Technology Holdings PLC ADR (Ireland)	4,195,835
40,130	Skyworks Solutions, Inc.	4,191,980
38,518	Teradyne, Inc.	3,720,454
228,608	Texas Instruments, Inc.	36,604,713
62,591	Trimble, Inc. (a)	3,183,378
81,591	Western Digital Corp. (a)	4,671,085
12,972	Zebra Technologies Corp. Class A (a)	3,107,443

		1,235,959,738

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
78,235	TE Connectivity Ltd. ADR (Switzerland)	11,124,235

Machinery Manufacturing - 2.0%
210,608	Applied Materials, Inc.	34,602,894
33,192	Lam Research Corp.	27,389,043

		61,991,937

Merchant Wholesalers, Durable Goods - 0.6%
34,217	KLA-Tencor Corp.	20,326,267

Nonmetallic Mineral Product Manufacturing - 0.2%
193,327	Corning, Inc.	6,281,194

Professional, Scientific, and Technical Services - 6.6%
158,004	Accenture PLC Class A ADR (Ireland)	57,494,495
33,779	CDW Corp.	7,658,375
126,174	Cognizant Technology Solutions Corp. Class A	9,730,539
14,561	EPAM Systems, Inc. (a)	4,049,560
15,058	F5 Networks, Inc. (a)	2,766,155
80,233	Juniper Networks, Inc.	2,965,412
399,923	Oracle Corp.	44,671,399
78,242	Palto Alto Networks, Inc. (a)	26,485,699
51,575	ServiceNow, Inc. (a)	39,475,505
11,801	Teledyne Technologies, Inc. (a)	4,938,364
22,407	VeriSign, Inc. (a)	4,456,304

		204,691,807

Publishing Industries - 26.5%
114,600	Adobe Systems, Inc. (a)	70,797,588
37,948	Akamai Technologies, Inc. (a)	4,676,332
21,833	Ansys, Inc. (a)	7,157,512
53,770	Autodesk, Inc. (a)	13,647,364
68,518	Cadence Design Systems, Inc. (a)	19,764,702
6,223	Fair Isaac Corp. (a)	7,460,319
322,944	Hewlett Packard Enterprise Co.	4,937,814
70,505	Intuit, Inc.	44,511,922
1,376,294	Microsoft Corp.	547,186,969
141,946	NortonLifeLock, Inc.	3,332,892
29,931	PTC, Inc. (a)	5,407,035
244,901	Salesforce.com, Inc. (a)	68,839,222
38,286	Synopsys, Inc. (a)	20,419,838
10,581	Tyler Technologies, Inc. (a)	4,473,118

		822,612,627

Utilities - 0.1%
26,864	First Solar, Inc. (a)	3,930,202

	TOTAL COMMON STOCKS (Cost $2,211,774,536)	$2,375,904,873

SHORT TERM INVESTMENTS - 28.5%
Money Market Funds - 28.5%
443,033,881	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$443,033,881
126,205,894	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	126,205,894
108,233,029	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	108,233,029
206,176,045	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	206,176,045

	TOTAL SHORT TERM INVESTMENTS (Cost $883,648,849)	$883,648,849

	TOTAL INVESTMENTS (Cost $3,095,423,385) - 105.0% (c)	$3,259,553,722
	Liabilities in Excess of Other Assets - (5.0)%	(155,376,569)

	TOTAL NET ASSETS - 100.0%	$3,104,177,153

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,151,030,771.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Technology Select Sector Index	6.1000 % representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	343,222	$637,061,119	$41,497,940
Total return of Technology Select Sector Index	5.9600 % representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	693,921	1,329,884,130	45,468,098
Total return of Technology Select Sector Index	5.9100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	536,867	1,009,892,046	51,828,630
Total return of Technology Select Sector Index	6.0300 % representing 1 month SOFR rate + spread	Societe Generale	12/16/2024	100,000	191,782,999	5,984,250
Total return of Technology Select Sector Index	5.9100 % representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	355,000	677,290,122	24,714,732
Total return of Technology Select Sector Index	6.0000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	485,000	933,144,850	25,900,356
Total return of Technology Select Sector Index	6.1600 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	391,719	755,570,479	19,290,055
Total return of Technology Select Sector Index	5.9000 % representing 1 month SOFR rate + spread	Barclays	12/23/2024	577,272	1,101,921,902	41,201,167

					$6,636,547,647	$255,885,228

Direxion Daily Technology Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 130.8%
Money Market Funds - 130.8%
63,169,060	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$63,169,060
7,531,769	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (a)	7,531,769
9,172,088	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	9,172,088
31,431,755	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	31,431,755

	TOTAL SHORT TERM INVESTMENTS (Cost $111,304,672) (b)	$111,304,672

	TOTAL INVESTMENTS (Cost $111,304,672) - 130.8%	$111,304,672
	Liabilities in Excess of Other Assets - (30.8)%	(26,217,603)

	TOTAL NET ASSETS - 100.0%	$85,087,069

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $73,227,710.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.3500% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	BNP Paribas	12/4/2024	38,302	$76,979,629	$862,631
5.7100% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Goldman Sachs	12/10/2024	9,418	17,470,380	(1,219,851)
5.7100% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/11/2024	9,377	17,712,326	(839,945)
5.6400% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Societe Generale	12/16/2024	5,000	9,589,150	(304,199)
5.6600% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	J.P. Morgan	12/16/2024	5,210	9,936,147	(369,927)
5.7000% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	12/17/2024	12,012	23,111,208	(650,912)
5.7900% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Citibank N.A.	12/19/2024	29,883	61,394,166	1,997,418
5.5400% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Barclays	12/23/2024	18,955	36,875,211	(700,799)

					$253,068,217	$(1,225,584)

Direxion Daily Transportation Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 69.6%
Administrative and Support Services - 1.1%
3,919	GXO Logistics, Inc. (a)	$213,115
3,855	RXO, Inc. (a)	80,184

		293,299

Air Transportation - 9.5%
4,219	Alaska Air Group, Inc. (a)	151,167
497	Allegiant Travel Co.	38,965
21,532	American Airlines Group, Inc. (a)	306,400
20,513	Delta Air Lines, Inc.	802,879
10,981	JetBlue Airways Corp. (a)	58,309
1,349	Skywest, Inc. (a)	71,848
19,640	Southwest Airlines Co.	587,039
3,596	Spirit Airlines, Inc. (b)	22,619
10,806	United Continental Holdings, Inc. (a)	447,152

		2,486,378

Couriers and Messengers - 10.0%
1,678	Air Transport Services Group, Inc. (a)	25,992
2,989	FedEx Corp.	721,216
13,119	United Parcel Service, Inc. Class B	1,861,586

		2,608,794

Management of Companies and Enterprises - 0.1%
1,284	Sun Country Airlines Holdings, Inc. (a)	17,475
316	U-Haul Holding Co. (a)	20,938

		38,413

Rail Transportation - 16.0%
23,830	CSX Corp.	850,731
13,689	Union Pacific Corp.	3,339,158

		4,189,889

Rental and Leasing Services - 1.1%
609	Avis Budget Group, Inc.	99,700
4,361	Hertz Global Holdings, Inc. (a)	36,414
1,460	Ryder System, Inc.	165,812

		301,926

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
12,159	Joby Aviation, Inc. (a)(b)	66,388

Support Activities for Transportation - 11.0%
3,843	C.H. Robinson Worldwide, Inc.	323,158
4,790	Expeditors International of Washington, Inc.	605,121
845	Forward Air Corp.	37,459
2,056	Hub Group, Inc. (a)	93,096
2,685	J.B. Hunt Transport Services, Inc.	539,631
1,151	Matson, Inc.	128,947
3,502	Norfolk Southern Corp.	823,810
3,821	XPO Logistics, Inc. (a)	326,466

		2,877,688

Transit and Ground Passenger Transportation - 12.1%
11,397	Lyft, Inc. (a)	142,349
46,213	Uber Technologies, Inc. (a)	3,016,322

		3,158,671

Truck Transportation - 6.9%
780	ArcBest Corp.	92,921
1,510	Heartland Express, Inc.	19,555
5,314	Knight-Swift Transportation Holdings, Inc. Class A	304,917
1,902	Marten Transport Ltd.	35,187
2,142	Old Dominion Freight Line, Inc.	837,565
875	Saia, Inc. (a)	394,258
1,231	Schneider National, Inc.	30,184
2,089	Werner Enterprises, Inc.	82,620

		1,797,207

Warehousing and Storage - 0.9%
1,185	Landstar System, Inc.	227,188

Water Transportation - 0.7%
1,401	Genco Shipping & Trading, Ltd. ADR	24,574
1,947	Kirby Corp. (a)	153,151

		177,725

	TOTAL COMMON STOCKS (Cost $16,627,513)	$18,223,566

SHORT TERM INVESTMENTS - 34.4%
Money Market Funds - 34.4%
5,321,834	Dreyfus Government Cash Management Institutional Shares, 5.23% (c)(d)	$5,321,834
3,680,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	3,680,000
3	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (c)	3

	TOTAL SHORT TERM INVESTMENTS (Cost $9,001,837)	$9,001,837

	TOTAL INVESTMENTS (Cost $25,629,350) - 104.0% (e)	$27,225,403
	Liabilities in Excess of Other Assets - (4.0)%	(1,069,782)

	TOTAL NET ASSETS - 100.0%	$26,155,621

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,705,937.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P Transportation Select Industry FMC Capped Index	5.9500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	2,994	$17,634,036	$(134,535)
Total return of S&P Transportation Select Industry FMC Capped Index	5.9100 % representing 1 month SOFR rate + spread	Barclays	12/23/2024	7,251	42,748,323	(389,558)

					$60,382,359	$(524,093)

Direxion Daily Utilities Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
COMMON STOCKS - 78.0%
Oil and Gas Extraction - 3.3%
26,610	Dominion Energy, Inc.	$1,216,609

Utilities - 74.7%
21,296	AES Corp.	355,217
8,115	Alliant Energy Corp.	394,876
8,362	Ameren Corp.	581,744
16,723	American Electric Power Co., Inc.	1,306,735
6,190	American Water Works Co., Inc.	767,684
4,724	Atmos Energy Corp.	538,253
20,075	CenterPoint Energy, Inc.	560,895
9,280	CMS Energy Corp.	530,445
10,978	Consolidated Edison, Inc.	997,900
10,157	Constellation Energy Corp.	1,239,154
6,556	DTE Energy Co.	691,134
24,512	Duke Energy Corp.	2,348,985
12,188	Edison International	822,446
6,728	Entergy Corp.	671,185
7,303	Evergy, Inc.	370,773
11,108	Eversource Energy	602,276
31,658	Exelon Corp.	1,102,015
16,423	FirstEnergy Corp.	602,396
65,250	NextEra Energy, Inc.	3,825,607
13,143	NiSource, Inc.	341,324
7,181	NRG Energy, Inc.	380,880
67,850	PG&E Corp.	1,144,629
3,608	Pinnacle West Capital Corp.	248,591
23,441	PPL Corp.	614,154
15,845	Public Service Enterprise Group, Inc.	918,852
20,017	Sempra Energy	1,432,417
34,682	Southern Co.	2,411,093
10,029	WEC Energy Group, Inc.	809,942
17,550	Xcel Energy, Inc.	1,050,719

		27,662,321

	TOTAL COMMON STOCKS (Cost $29,592,447)	$28,878,930

SHORT TERM INVESTMENTS - 29.2%
Money Market Funds - 29.2%
7,068,396	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$7,068,396
2,697,940	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	2,697,940
1,025,801	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	1,025,801

	TOTAL SHORT TERM INVESTMENTS (Cost $10,792,137)	$10,792,137

	TOTAL INVESTMENTS (Cost $40,384,584) - 107.2% (c)	$39,671,067
	Liabilities in Excess of Other Assets - (7.2)%	(2,663,755)

	TOTAL NET ASSETS - 100.0%	$37,007,312

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,287,150.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Utilities Select Sector Index	5.8600% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	16,480	$10,526,765	$(342,104)
Total return of Utilities Select Sector Index	5.7100% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	54,645	35,292,403	(1,434,729)
Total return of Utilities Select Sector Index	5.8600% representing 1 month SOFR rate + spread	Barclays	12/23/2024	60,896	38,548,268	(876,124)

					$84,367,436	$(2,652,957)

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 68.9%
277,739	iShares 7-10 Year Treasury Bond ETF (a)	$26,790,704

	TOTAL INVESTMENT COMPANIES (Cost $26,270,431)	$26,790,704

SHORT TERM INVESTMENTS - 29.7%
Money Market Funds - 29.7%
11,272,400	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$11,272,400
250,067	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	250,067
18,482	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	18,482

	TOTAL SHORT TERM INVESTMENTS (Cost $11,540,949)	$11,540,949

	TOTAL INVESTMENTS (Cost $37,811,380) - 98.6% (c)	$38,331,653
	Other Assets in Excess of Liabilities - 1.4%	571,860

	TOTAL NET ASSETS - 100.0%	$38,903,513

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $34,723,679.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 7-10 Year Treasury Bond ETF	4.7200 % representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	529,914	$49,626,446	$1,259,291
Total return of iShares 7-10 Year Treasury Bond ETF	5.7600 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	76,345	7,172,613	153,254
Total return of iShares 7-10 Year Treasury Bond ETF	5.6900 % representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	72,143	6,792,985	132,380
Total return of iShares 7-10 Year Treasury Bond ETF	5.6100 % representing 1 month SOFR rate + spread	Barclays	12/23/2024	253,805	24,414,181	(36,414)

					$88,006,225	$1,508,511

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.0%
Money Market Funds - 106.0%
13,202,370	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$13,202,370
3,010,066	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	3,010,066
1,330,117	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	1,330,117

	TOTAL SHORT TERM INVESTMENTS (Cost $17,542,553) (b)	$17,542,553

	TOTAL INVESTMENTS (Cost $17,542,553) - 106.0%	$17,542,553
	Liabilities in Excess of Other Assets - (6.0)%	(996,020)

	TOTAL NET ASSETS - 100.0%	$16,546,533

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,630,123.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
4.4200% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/4/2024	305,860	$28,655,645	$(730,647)
5.4900% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	12/16/2024	71,195	6,703,721	(132,667)
5.2200% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	12/23/2024	137,566	13,267,120	87,910

					$48,626,486	$(775,404)

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 67.2%
36,306,445	iShares 20+ Year Treasury Bond ETF (a)	$3,509,380,974

	TOTAL INVESTMENT COMPANIES (Cost $3,394,118,261)	$3,509,380,974

SHORT TERM INVESTMENTS - 28.4%
Money Market Funds - 28.4%
861,699,638	Dreyfus Government Cash Management Institutional Shares, 5.23% (b)	$861,699,638
1,630,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (b)	1,630,000
57,360,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	57,360,000
561,899,799	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (b)	561,899,799

	TOTAL SHORT TERM INVESTMENTS (Cost $1,482,589,437)	$1,482,589,437

	TOTAL INVESTMENTS (Cost $4,876,707,698) - 95.6% (c)	$4,991,970,411
	Other Assets in Excess of Liabilities - 4.4%	231,744,866

	TOTAL NET ASSETS - 100.0%	$5,223,715,277

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,107,309,922.

Long Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 20+ Year Treasury Bond ETF	6.0100 % representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	24,616,091	$2,299,848,495	$69,105,120
Total return of iShares 20+ Year Treasury Bond ETF	5.6600 % representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	23,393,657	2,234,273,154	18,123,523
Total return of iShares 20+ Year Treasury Bond ETF	6.0100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	24,204,371	2,291,351,782	38,703,417
Total return of iShares 20+ Year Treasury Bond ETF	5.7100 % representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	9,562,969	908,026,603	12,977,848
Total return of iShares 20+ Year Treasury Bond ETF	6.1100 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	8,244,969	796,291,732	(3,147,264)
Total return of iShares 20+ Year Treasury Bond ETF	5.9000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	25,803,673	2,498,122,491	(14,484,833)
Total return of iShares 20+ Year Treasury Bond ETF	6.0600 % representing 1 month SOFR rate + spread	Barclays	12/23/2024	10,000,000	957,636,624	6,846,584

					$11,985,550,881	$128,124,395

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.0%
Money Market Funds - 97.0%
105,772,897	Dreyfus Government Cash Management Institutional Shares, 5.23% (a)	$105,772,897
25,777,948	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.23% (a)	25,777,948
85,337,619	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.20% (a)	85,337,619

	TOTAL SHORT TERM INVESTMENTS (Cost $216,888,464) (b)	$216,888,464

	TOTAL INVESTMENTS (Cost $216,888,464) - 97.0%	$216,888,464
	Other Assets in Excess of Liabilities - 3.0%	6,596,813

	TOTAL NET ASSETS - 100.0%	$223,485,277

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $144,503,149.

Short Total Return Swap Contracts (Unaudited)

January 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.8100% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/4/2024	1,118,656	$105,933,862	$(1,990,848)
5.4600% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Goldman Sachs	12/10/2024	1,282,405	121,312,995	(2,412,528)
5.8100% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2024	1,121,452	106,229,190	(1,949,910)
5.4900% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	12/16/2024	948,359	89,707,530	(1,704,103)
5.4600% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/17/2024	736,849	69,798,509	(1,229,786)
5.5900% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/19/2024	1,728,586	164,636,775	(2,099,716)

					$657,618,861	$(11,386,891)

Valuation Measurements (Unaudited)

The Funds follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2024:

	Asset Class						Liability Class
	Level 1					Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$248,787,392	—	$2,130,876	$—	$(1,406,325)	$—
Direxion HCM Tactical Enhanced US ETF	—	194,500,038	49,719,088	—	3,782,195	—	—	(2,269,425)
Direxion Hydrogen ETF	—	26,637,539	4,731,346	—	—	—	—	—
Direxion Moonshot Innovators ETF	—	24,738,492	6,713,681	—	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	1,125,747,098	22,380,234	—	—	—	—	—
Direxion Work From Home ETF	—	29,048,128	461,074	—	—	—	—	—
Direxion Daily S&P 500® Bear 1X Shares	—	—	192,741,767	—	—	—	—	(2,970,321)
Direxion Daily AAPL Bear 1X Shares	—	—	33,539,994	—	—	1,498,695	—	—
Direxion Daily AMZN Bear 1X Shares	—	—	3,053,994	—	—	—	—	(67,837)
Direxion Daily GOOGL Bear 1X Shares	—	—	3,007,933	—	—	33,119	—	(45,507)
Direxion Daily MSFT Bear 1X Shares	—	—	7,376,869	—	—	—	—	(362,165)
Direxion Daily NVDA Bear 1X Shares	—	—	9,615,947	—	—	—	—	(1,637,502)
Direxion Daily TSLA Bear 1X Shares	—	—	81,276,652	—	—	14,964,512	—	—
Direxion Daily AAPL Bull 1.5X Shares	—	6,914,263	28,424,804	—	—	—	—	(2,287,493)
Direxion Daily AMZN Bull 1.5X Shares	—	6,648,147	52,679,536	—	—	1,952,806	—	(423,560)
Direxion Daily GOOGL Bull 1.5X Shares	—	9,531,143	53,368,102	—	—	—	—	(5,602,734)
Direxion Daily MSFT Bull 1.5X Shares	—	14,265,568	67,722,045	—	—	1,882,827	—	(1,462,445)
Direxion Daily NVDA Bull 1.5X Shares	1,111,178	—	54,493,469	—	—	8,936,654	—	(671,780)
Direxion Daily TSLA Bull 1.5X Shares	—	185,227,937	856,383,990	—	—	—	—	(273,815,201)
Direxion Daily CSI 300 China A Share Bull 2X Shares	22,356,571	—	29,846,855	—	—	—	—	(3,975,250)
Direxion Daily CSI China Internet Index Bull 2X Shares	141,433,631	—	210,674,137	—	—	—	—	(58,521,026)
Direxion Daily S&P 500® Bull 2X Shares	—	220,745,645	31,321,802	—	—	6,483,603	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	41,090,645	—	64,556,329	—	—	1,949,152	—	(944,185)
Direxion Daily MSCI India Bull 2X Shares	31,225,702	—	41,386,880	—	—	3,544,080	—	—
Direxion Daily Cloud Computing Bull 2X Shares	—	6,461,252	2,532,948	—	—	566,499	—	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	—	5,376,830	2,729,069	—	—	—	—	(1,016,537)
Direxion Daily Energy Bull 2X Shares	—	263,294,938	101,285,902	—	—	2,692,869	—	(4,050,733)
Direxion Daily Energy Bear 2X Shares	—	—	18,588,843	—	—	276,000	—	(134,325)
Direxion Daily Global Clean Energy Bull 2X Shares	3,176,397	—	731,822	—	—	—	—	(150,068)
Direxion Daily Gold Miners Index Bull 2X Shares	278,335,653	—	250,810,197	—	—	—	—	(46,032,424)
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	73,078,519	—	—	8,413,679	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	109,587,407	—	181,135,243	—	—	—	—	(39,766,019)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	109,173,315	—	—	19,912,777	—	—
Direxion Daily NYSE FANG+ Bull 2X Shares	—	13,961,726	19,468,880	—	—	2,060,075	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	16,294,001	—	18,230,865	—	—	1,097,457	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	278,896,530	204,602,889	—	—	4,145,491	—	(7,826,436)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	50,173,023	—	—	2,048,852	—	(498,709)
Direxion Daily Travel & Vacation Bull 2X Shares	—	9,761,827	4,338,196	—	—	333,957	—	—
Direxion Daily Mid Cap Bull 3X Shares	45,314,925	—	22,149,987	—	—	1,388,040	—	(702,390)
Direxion Daily S&P 500® Bull 3X Shares	—	2,305,043,362	1,511,681,871	—	—	251,353,348	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	670,880,992	—	—	—	—	(44,372,742)
Direxion Daily Small Cap Bull 3X Shares	1,606,263,364	—	738,711,058	—	—	47,960,923	—	(48,851,265)
Direxion Daily Small Cap Bear 3X Shares	—	—	384,329,343	—	—	36,217,354	—	(2,119,394)

	Asset Class						Liability Class
	Level 1					Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion Daily FTSE China Bull 3X Shares	435,660,094	—	419,167,691	—	—	—	—	(114,297,513)
Direxion Daily FTSE China Bear 3X Shares	—	—	146,093,936	—	—	16,424,254	—	—
Direxion Daily FTSE Europe Bull 3X Shares	11,621,833	—	11,064,190	—	—	1,368,630	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	5,427,808	—	72,169,281	—	—	—	—	(4,459,425)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	23,642,032	—	—	1,215,764	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	6,850,315	—	11,754,379	—	—	1,151,904	—	(54,823)
Direxion Daily MSCI South Korea Bull 3X Shares	19,731,789	—	22,122,939	—	—	—	—	(3,173,285)
Direxion Daily Aerospace & Defense Bull 3X Shares	—	114,228,143	43,939,261	—	—	—	—	(4,693,959)
Direxion Daily Consumer Discretionary Bull 3X Shares	—	20,724,563	9,875,571	—	—	—	—	(2,617,337)
Direxion Daily Dow Jones Internet Bull 3X Shares	—	126,631,055	76,811,766	—	—	23,596,436	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	28,734,481	—	—	—	—	(2,758,733)
Direxion Daily Financial Bull 3X Shares	—	1,472,978,835	680,311,496	—	—	216,230,114	—	—
Direxion Daily Financial Bear 3X Shares	—	—	158,959,172	—	—	—	—	(16,466,965)
Direxion Daily Healthcare Bull 3X Shares	—	147,039,662	44,610,695	—	—	16,579,845	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	188,304,617	82,555,318	—	—	11,738,918	—	(1,550,172)
Direxion Daily Industrials Bull 3X Shares	—	17,753,261	9,558,060	—	—	366,922	—	(33,352)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	10,118,084	4,581,205	—	—	1,368,892	—	—
Direxion Daily Real Estate Bull 3X Shares	—	46,880,573	17,842,962	—	—	817,687	—	(493,524)
Direxion Daily Real Estate Bear 3X Shares	—	—	101,372,887	—	—	8,888,748	—	—
Direxion Daily Regional Banks Bull 3X Shares	—	557,707,387	256,026,388	—	—	14,437,002	—	(54,019,104)
Direxion Daily Retail Bull 3X Shares	—	33,415,699	19,615,989	—	—	606,611	—	(2,525,206)
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	35,298,953	30,433,053	—	—	1,566,120	—	(948,794)
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	46,440,783	—	—	595,912	—	(1,266,935)
Direxion Daily S&P Biotech Bull 3X Shares	—	756,328,777	350,571,168	—	—	126,250,663	—	(3,846,943)
Direxion Daily S&P Biotech Bear 3X Shares	—	—	139,373,356	—	—	9,955,540	—	(3,638,214)
Direxion Daily Semiconductor Bull 3X Shares	—	6,407,108,835	2,070,837,543	—	—	884,906,646	—	(128,781,030)
Direxion Daily Semiconductor Bear 3X Shares	—	—	952,983,391	—	—	9,049,343	—	(58,621,685)
Direxion Daily Technology Bull 3X Shares	—	2,375,904,873	883,648,849	—	—	255,885,228	—	—
Direxion Daily Technology Bear 3X Shares	—	—	111,304,672	—	—	2,860,049	—	(4,085,633)
Direxion Daily Transportation Bull 3X Shares	—	18,223,566	9,001,837	—	—	—	—	(524,093)
Direxion Daily Utilities Bull 3X Shares	—	28,878,930	10,792,137	—	—	—	—	(2,652,957)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	26,790,704	—	11,540,949	—	—	1,544,925	—	(36,414)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	17,542,553	—	—	87,910	—	(863,314)
Direxion Daily 20+ Year Treasury Bull 3X Shares	3,509,380,974	—	1,482,589,437	—	—	145,756,492	—	(17,632,097)
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	216,888,464	—	—	—	—	(11,386,891)